                          As filed with the Securities
                 and Exchange Commission on October 28, 1996


                                              1933 Act Registration No. 33-59984
                                                      1940 Act File No. 811-7588

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [ ]

         Post-Effective Amendment No. 8                                      [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No. 9                                                     [X]


                               THE CARDINAL GROUP
               (Exact Name of Registrant as Specified in Charter)

                   155 East Broad Street, Columbus, Ohio 43215
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 614/464-5511

          Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

                         Copy to: Charles H. Hire, Esq.
                                    Baker & Hostetler
                                  65 East State Street
                                  Columbus, Ohio 43215

                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

         _____  immediately upon filing pursuant to paragraph (b)

         _____  on (date), pursuant to paragraph (b)
         __X__  60 days after filing pursuant to paragraph (a)(1)

         _____  on (date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On November 21, 1995, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended September 30, 1995.

                                THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                         CARDINAL AGGRESSIVE GROWTH FUND

                                 Three Funds of
                               The Cardinal Group

                                 Investor Shares

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

         Part A of Form N-1A Item No.     Caption(s) in Prospectus
         ----------------------------     ------------------------
1.(a)(i) .............................    Cover Page
    (ii) .............................    Cover Page
   (iii) .............................    Cover Page
    (iv) .............................    Cover Page
     (v) .............................    Cover Page
    (vi) .............................    *
    (vii).............................    *
  (b) ................................    *
2.(a)(i) .............................    "Fee Table"
    (ii) .............................    *
  (b) ................................    "Prospectus Highlights"
  (c) ................................    "Prospectus Highlights"
3.(a) ................................    "Financial Highlights"
  (b) ................................    *
  (c) ................................    "Performance Information"
  (d) ................................    "Performance Information"
4.(a)(i)(A) ..........................    "What Are The Funds?"
     (i)(B) ..........................    "What Are The Funds?"
    (ii) .............................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Funds?"
    (ii)(A) ..........................    *
    (ii)(B)(1) .......................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Funds?"
    (ii)(B)(2) .......................    *
    (ii)(C) ..........................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Funds?"
    (ii)(D) ..........................    "What Are The Investment
                                          Objectives And Polices Of
                                          The Funds?"

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

       Part A of Form N-1A Item No.      Caption(s) in Prospectus
       ----------------------------      ------------------------
 (b)(i) ...............................   "What Are The Investment
                                          Objectives And Policies
                                          Of The Funds?"
     (ii) .............................   "What Are The Investment
                                          Objectives And Policies
                                          Of The Funds?"
   (c) ................................   "What Are The Investment
                                          Objectives and Policies
                                          Of The Funds?"
 5.(a) ................................   "Who Manages My
                                          Investment In The Funds?"
   (b)(i) .............................   "Who Manages My
                                          Investment In The Funds?"
   (b)(ii) ............................   "Who Manages My
                                          Investment In The Funds?"
   (b)(iii) ...........................   "Who Manages My
                                          Investment In The Funds?"
   (c) ................................   "Who Manages My
                                          Investment In The Funds?"
   (d) ................................   "Who Manages My
                                          Investment In The Funds?"
   (e) ................................   "Who Manages My
                                          Investment In The Funds?"
   (f) ................................   "Who Manages My
                                          Investment In The Funds?"
   (g)(i)(A) ..........................   *
   (g)(i)(B) ..........................   *
   (g)(i)(C) ..........................   *
   (g)(ii) ............................   *
5A.(a) ................................   *
   (b) ................................   *
   (c) ................................   *
 6.(a) ................................   "What Are My Rights As A
                                          Shareholder?"
   (b) ................................   "What Are My Rights As A
                                          Shareholder?"
   (c) ................................   *
   (d) ................................   "What Are My Rights As A
                                          Shareholder?"
   (e) ................................   "What Are My Rights As A
                                          Shareholder?"; "Who
                                          Provides Shareholder
                                          Reports?"
   (f) ................................   "What Distributions Will
                                          I Receive?"

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

  (g) ................................   "Do The Funds Pay Federal
                                         Income Tax?"; "What About
                                         My Taxes?"
  (h) ................................   Cover Page; "What Are My
                                         Rights As a Shareholder?"
7.(a) ................................   "How Do I Purchase
                                         Investor Shares Of The
                                         Funds?"
  (b) ................................   "How Do I Purchase
                                         Investor Shares Of The
                                         Funds?"; "How Is Net
                                         Asset Value Calculated?"
  (c) ................................   "How May I Qualify For
                                         Quantity Discounts?"
  (d) ................................   "How Do I Purchase
                                         Investor Shares Of The
                                         Funds?"
  (e) ................................   "Who Manages My
                                         Investment In The Funds?"
  (f) ................................   "Who Manages My
                                         Investment In The Funds?"
8.(a) ................................   "How May I Redeem My
                                         Investor Shares?"
  (b) ................................   "How May I Redeem My
                                         Investor Shares?"
  (c) ................................   "How May I Redeem My
                                         Investor Shares?"
  (d) ................................   "How May I Redeem My
                                         Investor Shares?"
9.  ..................................   *

------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS ___________________________________________________________________

                                     [LOGO]

                               THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND

                                INVESTOR SHARES

The Cardinal Fund, Cardinal Balanced Fund (the "Balanced Fund") and Cardinal Aggressive Growth Fund (the "Aggressive Growth Fund") (together called the "Funds" or individually a "Fund") are three separate diversified investment funds of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares.

The Cardinal Fund's investment objectives are long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries. The policy of The Cardinal Fund is generally to invest in equity securities.

The Balanced Fund's investment objectives are current income and long-term growth of both capital and income.

The Aggressive Growth Fund's investment objective is appreciation of capital. The Aggressive Growth Fund intends to invest primarily in common stocks and securities convertible into common stocks.

There can be no assurance that any of the Funds' investment objectives will be achieved.

THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

         FOR FURTHER INFORMATION REGARDING THE FUNDS OR FOR ASSISTANCE
IN OPENING AN ACCOUNT OR REDEEMING SHARES, PLEASE CALL (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                     TO THE GROUP AT ITS PRINCIPAL OFFICE:

                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------


The Prospectus relates only to one class of Shares of The Cardinal Fund, the Balanced Fund and the Aggressive Growth Fund -- Investor Shares. Investor Shares of each of the Funds are offered to the public. Each Fund also offers Institutional Shares to certain qualified institutions. Interested persons who wish to obtain prospectuses of Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Institutional Shares of the Funds should contact The Ohio Company. Additional information about the Funds, contained in a Statement of Additional Information dated October 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Group at the above address or by calling the phone number provided above.


This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing in any of the Funds. This Prospectus should be retained for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            [THE OHIO COMPANY LOGO]


                The date of this Prospectus is December 2, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES..........  THE CARDINAL FUND seeks long-term growth of capital and income. Current income is a secondary objective. (See
                                 page 9.)

                                 THE BALANCED FUND seeks current income and long-term
                                 growth of both capital and income. (See page 9.)
                                 THE AGGRESSIVE GROWTH FUND seeks appreciation of capital.
                                 (See page 9.)

INVESTMENT POLICIES............  THE CARDINAL FUND generally invests in equity securities which are growth oriented. (See page 9.)
                                 Under normal market conditions, the BALANCED FUND will
                                 invest in common stocks, preferred stocks, fixed income
                                 securities and securities convertible into common stocks.
                                 At least 25% of the value of the Balanced Fund's assets
                                 will be invested in fixed income senior securities. (See
                                 pages 9 through 12.)

                                 The AGGRESSIVE GROWTH FUND will invest primarily in
                                 common stocks and securities convertible into common
                                 stocks of growth-oriented companies. (See page 12.)

DIVIDENDS......................  Dividends and capital gains distributions are made with such frequency as the Group shall determine. Generally,
                                 dividends are declared quarterly and long-term capital
                                 gains, if any, are declared annually. Such dividends and
                                 distributions may be invested in additional Shares of
                                 such Fund at no charge. (See page 20.)
RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as any of the Funds involves a certain amount of risk and may not be suitable
                                 for all investors. Some investment policies of the Funds
                                 may entail certain risks. (See "WHAT ARE THE INVESTMENT
                                 OBJECTIVES AND POLICIES OF THE FUNDS? -- Risk Factors and
                                 Investment Techniques" on pages 13 through 16.)

PURCHASES......................  There is a minimum initial investment of $1,000 with subsequent minimums of $50. (See page 17.) Purchases are
                                 made at the public offering price which is equal to net
                                 asset value per share plus a sales charge. This charge is
                                 equal to 4.50% of the public offering price (4.71% of net
                                 amount invested) reduced on investments of $100,000 or
                                 more (see page 18).

REDEMPTIONS....................  Shares can be redeemed at net asset value per share without charge, if redeemed through the Funds'
                                 distributor, The Ohio Company. (See page 21.)
INVESTMENT ADVISER AND
  MANAGER......................  Cardinal Management Corp. (the "Adviser"), a wholly-owned subsidiary of The Ohio Company, is the Funds' investment
                                 adviser. The Adviser also serves as investment adviser
                                 for Cardinal Government Obligations Fund, Cardinal
                                 Government Securities Money Market Fund and Cardinal Tax
                                 Exempt Money Market Fund (collectively, with the Funds,
                                 the "Cardinal Funds"). (See page 25.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

                                                                            INVESTOR SHARES OF
                                                                    -----------------------------------
                                                                      THE                    AGGRESSIVE
                                                                    CARDINAL    BALANCED       GROWTH
                                                                      FUND        FUND          FUND
                                                                    --------   -----------   ----------
     SHAREHOLDER TRANSACTION EXPENSES
       Maximum Sales Load Imposed on Purchases (as a percentage of
          offering price)(1)......................................    4.50%        4.50%        4.50%
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
       Management Fees............................................     .60%         .75%         .75%
       12b-1 Fees.................................................     .25          .25          .25
       Other Expenses.............................................     .21          .88         1.21
                                                                      ----         ----         ----
               Total Fund Operating Expenses......................    1.06%        1.88%        2.21%
                                                                      ====         ====         ====

EXAMPLE

You would pay the following expenses on a $1,000 investment in Investor Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                              1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                            ----------     ----------     ----------     ----------
The Cardinal Fund.......................       $ 55           $ 77           $101           $168
Balanced Fund...........................       $ 63           $101           $142           $255
Aggressive Growth Fund..................       $ 66           $111           $158           $288

(1) The sales charge may be eliminated or reduced under certain circumstances. See "HOW DO I PURCHASE INVESTOR SHARES OF THE FUNDS?" below.

The information set forth in the foregoing Fee Table and Example relates only to Investor Shares of the Funds. Each of the Funds also offers another class of Shares known as Institutional Shares. The two classes of Shares of the Funds are subject to the same expenses except that Institutional Shares are not subject to a Rule 12b-1 fee and are not sold with a sales charge but are subject to an administrative services fee.

The purpose of the above table is to assist a potential purchaser of a Fund's Investor Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUNDS?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Funds. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights with respect to each of the ten fiscal years ended September 30, 1995 through 1986, with respect to The Cardinal Fund, and the two fiscal years ended September 30, 1995 and 1994, and the period from June 24, 1993, through September 30, 1993, with respect to the Balanced Fund and the Aggressive Growth Fund, have been audited by KPMG Peat Marwick LLP, independent auditors, whose reports thereon, together with certain financial statements, are contained in the Funds' Statement of Additional Information and may be obtained by shareholders and prospective investors.

The financial information for the period ended March 31, 1996, has not been audited.

The following Financial Highlights for The Cardinal Fund reflect the operations of The Cardinal Fund Inc. ("TCFI"), The Cardinal Fund's predecessor. On May 1, 1996, The Cardinal Fund acquired all of the assets and liabilities of TCFI and is deemed to have succeeded to the financial and performance history of TCFI.


Effective October 31, 1996, the Board of Trustees of the Group reclassified each Fund's outstanding Shares into Investor Shares. The financial information provided below and in the Statement of Additional Information is for periods prior to such reclassification.


FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST
OUTSTANDING THROUGHOUT EACH PERIOD

                               THE CARDINAL FUND

                                            SIX MONTHS
                                              ENDED                     YEARS ENDED SEPTEMBER 30,
                                          MARCH 31, 1996   ----------------------------------------------------
                                           (UNAUDITED)       1995       1994       1993       1992       1991
                                          --------------   --------   --------   --------   --------   --------
Net asset value, Beginning of period....     $  13.23      $  12.73   $  12.91   $  12.95   $  11.88   $   9.28
Income from investment operations:
  Net investment income.................          .14           .36        .31        .32        .35        .35
  Net gains or losses on securities
    (both realized and unrealized)......         1.26          1.32        .12        .55       1.37       2.70
                                             --------      --------   --------   --------   --------   --------
  Total from investment operations......         1.40          1.68        .43        .87       1.72       3.05
                                             --------      --------   --------   --------   --------   --------
Less Distributions:
  Dividends (from net investment
    income).............................         (.15)         (.35)      (.33)      (.29)      (.36)      (.38)
  Distributions (from capital gains)....        (1.08)         (.83)      (.28)      (.62)      (.29)      (.07)
  Returns of capital....................           --            --         --         --         --         --
                                             --------      --------   --------   --------   --------   --------
  Total Distributions...................        (1.23)        (1.18)      (.61)      (.91)      (.65)      (.45)
Net asset value, End of period..........     $  13.40      $  13.23   $  12.73   $  12.91   $  12.95   $  11.88
                                             ========      ========   ========   ========   ========   ========
Total Return**..........................        11.07%        14.84%      3.38%      6.98%     15.05%     33.54%
Ratios/Supplemental Data:
  Net assets, End of period (000)
    omitted.............................     $233,895      $226,181   $246,581   $282,125   $261,392   $221,428
  Ratio of expenses to average net
    assets..............................         0.69%+        0.70%      0.72%      0.68%      0.67%      0.67%
  Ratio of net investment income to
    average
    net assets..........................         2.08%+        2.89%      2.40%      2.46%      2.83%      3.15%
  Portfolio Turnover Rate...............        28.74%+       19.78%     23.20%     11.11%      6.22%     33.27%

                                                                      YEARS ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           1990       1989       1988       1987       1986
                                                         --------   --------   --------   --------   --------
Net asset value, Beginning of period...................  $  11.75   $  10.38   $  11.73   $  10.35   $   8.55
Income from investment operations:
  Net investment income................................       .42        .41        .37        .33        .22
  Net gains or losses on securities (both realized and
    unrealized)........................................     (1.87)      1.73       (.82)      2.05       2.37
                                                         --------   --------   --------   --------   --------
  Total from investment operations.....................     (1.45)      2.14       (.45)      2.38       2.59
                                                         --------   --------   --------   --------   --------
Less Distributions:
  Dividends (from net investment income)...............      (.53)      (.39)      (.47)      (.28)      (.23)
  Distributions (from capital gains)...................      (.49)      (.38)      (.43)      (.72)      (.56)
  Returns of capital...................................        --         --         --         --         --
                                                         --------   --------   --------   --------   --------
  Total Distributions..................................     (1.02)      (.77)      (.90)     (1.00)      (.79)
Net asset value, End of period.........................  $   9.28   $  11.75   $  10.38   $  11.73   $  10.35
                                                         ========   ========   ========   ========   ========
Total Return**.........................................    (13.42)%    22.04%     (3.46)%    25.00%     32.56%
Ratios/Supplemental Data:
  Net assets, End of period (000) omitted..............  $168,184   $174,156   $130,978   $136,619   $ 84,972
  Ratio of expenses to average net assets..............      0.74%      0.70%      0.73%      0.75%      0.89%
  Ratio of net investment income to average net
    assets.............................................      3.98%      3.93%      3.77%      3.32%      3.12%
  Portfolio Turnover Rate..............................     27.10%     23.20%      12.3%      13.2%      10.3%

---------------

   * The Information included in the Financial Highlights for the Cardinal Fund has been restated to reflect a three-for-two stock split made on January 11, 1990.

  ** The total return figure does not reflect the imposition of the maximum front-end sales load.

   + Annualized.

                                THE BALANCED FUND

                                                                                                PERIOD FROM
                                                                                               JUNE 24, 1993
                                                                   YEARS ENDED SEPTEMBER   (DATE OF COMMENCEMENT
                                            SIX MONTHS ENDED                30,               OF OPERATIONS)
                                             MARCH 31, 1996        ---------------------          THROUGH
                                              (UNAUDITED)           1995          1994      SEPTEMBER 30, 1993*
                                            ----------------       -------       -------   ---------------------
Net asset value, Beginning of period.......     $  11.52           $  9.90       $ 10.13          $ 10.00
                                                --------           -------       -------          -------
Income from investment operations:
  Net investment income....................         0.20              0.34          0.23             0.02
  Net gains or losses on securities
    (both realized and unrealized).........         0.48              1.67         (0.20)            0.12
                                                --------           -------       -------          -------
  Total from investment operations.........         0.68              2.01          0.03             0.14
                                                --------           -------       -------          -------
Less Distributions:
  Dividends (from net investment income)...        (0.21)            (0.35)        (0.23)           (0.01)
  Distributions (from capital gains).......        (0.39)            (0.04)        (0.03)              --
  Returns of capital.......................           --                --            --               --
                                                --------           -------       -------          -------
  Total Distributions......................        (0.60)            (0.39)        (0.26)           (0.01)
                                                --------           -------       -------          -------
Net asset value, End of period.............     $  11.60           $ 11.52       $  9.90          $ 10.13
                                                ========           =======       =======          =======   =
Ratios/Supplemental Data:
Total Return****...........................         6.02%***         20.76%***      0.37%            1.40%**
  Net assets, End of period (000)
    omitted................................     $ 14,681           $14,535       $13,973          $10,811
  Ratio of expenses to average net
    assets.................................         1.63%***+         1.94%***      2.07%            0.70%
  Ratio of net investment income to average
    net assets.............................         3.50%***+         3.24%***      2.44%            0.35%
  Portfolio Turnover Rate..................        10.61%+           37.62%        59.09%           60.67%

---------------

   * Commencement of operations.

  ** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

 *** Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, (1) the total return, ratio of expenses to average net assets and ratio of net investment income to average net assets for the six months ended March 31, 1996 would have been 5.90%, 1.78% and 3.38%, respectively, and (2) the 1995 total return, ratio of expenses to average net assets, and ratio of net investment income to average net assets would have been 20.75%, 1.95%, and 3.23%, respectively.

**** The total return figure does not reflect the imposition of the maximum front-end sales load.

   + Annualized.

                            THE AGGRESSIVE GROWTH FUND

                                                                                                PERIOD FROM
                                                                                               JUNE 24, 1993
                                                                   YEARS ENDED SEPTEMBER   (DATE OF COMMENCEMENT
                                            SIX MONTHS ENDED                30,               OF OPERATIONS)
                                             MARCH 31, 1996        ---------------------          THROUGH
                                              (UNAUDITED)           1995          1994      SEPTEMBER 30, 1993*
                                            ----------------       -------       -------   ---------------------
Net asset value, Beginning of period.......     $  12.37           $  9.94       $ 10.47          $ 10.00
                                                --------           -------       -------          -------
Income (Loss) from investment operations:
  Net investment loss......................        (0.09)            (0.10)        (0.13)           (0.03)
  Net gains or losses on securities
    (both realized and unrealized).........        (0.10)             2.53         (0.36)            0.50
                                                --------           -------       -------          -------
  Total from investment operations.........        (0.20)             2.43         (0.49)            0.47
                                                --------           -------       -------          -------

                                                                                                PERIOD FROM
                                                                                               JUNE 24, 1993
                                                                   YEARS ENDED SEPTEMBER   (DATE OF COMMENCEMENT
                                            SIX MONTHS ENDED                30,               OF OPERATIONS)
                                             MARCH 31, 1996        ---------------------          THROUGH
                                              (UNAUDITED)           1995          1994      SEPTEMBER 30, 1993*
                                            ----------------       -------       -------   ---------------------
Less Distributions:
  Dividends (from net investment loss).....           --                --            --               --
  Distributions (from capital gains).......       (0.90)                --         (0.04)              --
  Returns of capital.......................           --                --            --               --
                                                --------           -------       -------          -------
  Total Distributions......................       (0.90)                 0         (0.04)               0
                                                --------           -------       -------          -------
Net asset value, End of period.............     $  11.27           $ 12.37       $  9.94          $ 10.47
                                                ========           =======       =======          ========
Ratios/Supplemental Data:
Total Return****...........................        (1.48%)***        24.35%***     (4.74%)           4.70%**
  Net assets, End of period (000)
    omitted................................     $  9,834           $10,434       $ 9,460          $ 6,320
  Ratio of expenses to average net
    assets.................................         1.96%***+         2.24%***      2.51%           0 .91%
  Ratio of net investment loss to average
    net assets.............................        (1.41%)***+       (0.92%)***    (1.50%)          (0.53%)
  Portfolio Turnover Rate..................        17.13%            80.35%        95.70%           31.15%

---------------
   * Commencement of operations.

  ** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

 *** Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, (1) the total return, ratio of expenses to average net assets and ratio of net investment income to average net assets for the six months ended March 31, 1996, would have been (1.61%), 2.09% and (1.54%), respectively, and (2) the 1995 total return, ratio of expenses to average net assets, and ratio of net investment loss to average net assets would have been 24.34%, 2.25%, and (0.93%), respectively.

**** The total return figure does not reflect the imposition of the maximum front-end sales load.

   + Annualized.


See notes to financial statements appearing in the Funds' Statement of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time each Fund may advertise its average annual total return, cumulative total return and/or yield. SUCH TOTAL RETURN FIGURES AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by a Fund refers to the return generated by an investment in a class of Shares of that Fund over certain specified periods since the establishment of such Fund. The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge (currently 4.5% with respect to Investor Shares only) is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative total return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by such Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge were not deducted, the average annual total return, cumulative total return and yield advertised would be higher.

In addition, from time to time the Balanced Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for such Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Balanced Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Balanced Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

Investors may also judge the performance of any class of Shares of a Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc. and Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of each class of Shares of a Fund is contained in that Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Institutional and Investor Shares, the net yield and total return on each class can be expected, at any given time, to differ from the net yield and total return of the other class.

--------------------------------------------------------------------------------
WHAT ARE THE FUNDS?
--------------------------------------------------------------------------------

Each Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Cardinal Fund was organized for the purposes of acquiring all of the assets and liabilities of TCFI to effect a reorganization of TCFI from a stand alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?
--------------------------------------------------------------------------------

IN GENERAL

The investment objectives of The Cardinal Fund are to achieve long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries.

The investment objectives of the Balanced Fund are to seek current income and long-term growth of both capital and income. The Balanced Fund intends to invest based on combined considerations of risk, income and capital enhancement.

The investment objective of the Aggressive Growth Fund is to seek appreciation of capital. The Aggressive Growth Fund will invest primarily in common stocks and securities convertible into common stocks of growth oriented companies.

The investment objectives of each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). No Fund is intended to provide a complete and balanced investment program for an investor. There can be no assurance that the investment objectives of any Fund will be achieved.

THE CARDINAL FUND

The policy of The Cardinal Fund is generally to invest in equity securities of companies which, in the opinion of the Adviser, are growth oriented. The securities purchased by The Cardinal Fund are traded in either established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million. This policy of normally investing in equity securities believed to have a potential for long-term capital appreciation means that the assets of The Cardinal Fund will generally be subject to greater risk than may be involved in securities which do not have such growth characteristics. It is recognized, however, that there may be times when, as a temporary, defensive measure, The Cardinal Fund's equity position should be reduced. At such times, and otherwise for cash management purposes, The Cardinal Fund may hold its assets in cash or invest its assets in investment grade debt securities, U.S. Government securities, securities of other investment companies, repurchase agreements and preferred stock.

THE BALANCED FUND

Under normal market conditions the Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). At least 25% of the value of the Balanced Fund's assets will be invested in fixed income senior securities. For purposes of compliance with such 25% limitation, only that portion of any convertible senior security attributable to its fixed income characteristics will be used. By investing primarily in common stocks the Balanced Fund will pursue its objectives of long-term growth of both capital and income. However, the Balanced Fund, through its fixed-income and convertible securities as well as the dividend attributes of certain of its common and preferred stock holdings will place considerable emphasis on generating current income.

The common and preferred stocks and securities convertible into common stocks will be selected if the Adviser believes that such securities can contribute to the Balanced Fund's objectives of providing current income and growth in income and/or long-term growth of capital. The Balanced Fund will invest in the common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $10 million and which are traded either in established over-the-counter markets or on national exchanges.

The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Balanced Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than "B" by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities have less liquidity and experience more price fluctuation than higher quality securities.

Convertible debt securities which are rated "B" by Moody's Investor Services ("Moody's") generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated "B" by Standard & Poor's Corporation ("S&P") is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Balanced Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

The Balanced Fund's fixed income senior securities consist of bonds, debentures, notes, zero-coupon securities, mortgage-related securities, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper and bankers' acceptances. The Balanced Fund may also invest in repurchase agreements.

The Balanced Fund expects to invest in a variety of bills, notes and bonds issued by the U.S. Treasury, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Certain of such U.S. Government obligations may have variable or floating rates of interest, whose value on the adjustment of its interest rate can reasonably be expected to approximate its par value. However, in the event the interest rate of such security is tied to an index or interest rate that may from time to time lag behind other market interest rates, there is the risk that such security's market value, upon adjustment of its interest rate, will not approximate its par value. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Balanced Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

The Balanced Fund also expects to invest in bonds, notes and debentures of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

The Balanced Fund will invest only in corporate fixed income senior securities which are rated at the time of purchase within the four highest rating groups assigned by an appropriate NRSRO (which are considered to be investment grade) or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "Risk Factors and Investment Techniques -- General" below.

Under normal market conditions, the Balanced Fund may hold up to 10% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of domestic commercial paper, bankers' acceptances, certificates of deposit and time deposits of U.S. banks and repurchase agreements. The Balanced Fund may also invest in securities of other investment companies, as further described below, and in income participation loans.

The Balanced Fund may invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international securities for which the primary trading market is in the United States ("Yankee Securities"), or for which the primary trading market is abroad ("Eurodollar Securities"), and in Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the European Economic Community, by two or more sovereign governments ("Supranational Agency Bonds").

The Balanced Fund may also invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the four highest bond rating categories assigned by an appropriate NRSRO, or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. Under normal market conditions, the Balanced Fund's investment in mortgage-related securities will not exceed 25% of the value of its total assets. Such mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-throughs purchased at a discount. The Balanced Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

Also included among the mortgage-related securities that the Balanced Fund may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, and their income streams. Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Balanced Fund if (1) the issuer has obtained an exemptive order from the Securities and Exchange Commission regarding purchases by investment companies of equity interests of other investment companies or (2) such purchase is within the limitations imposed by Section 12 of the 1940 Act.

The Balanced Fund may also invest in asset-backed securities such as Certificates of Automobile Receivables ("CARS") and Certificates of Amortized Revolving Debts ("CARDS"), each of which must be rated at the time of purchase within the four highest rating groups assigned by Moody's or S&P. For a description of the fourth highest rating group, see "Risk Factors and Investment Techniques" below.

The amount invested in stocks, bonds and short-term obligations may be varied from time to time, depending upon the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the stock market and the bond market. The Balanced Fund reserves the right to hold short-term securities in whatever proportion deemed desirable for temporary defensive periods during adverse market conditions as determined by the Adviser. However, to the extent that the Balanced Fund is so invested, its investment objectives may not be achieved during that time.

THE AGGRESSIVE GROWTH FUND

In determining the securities to be purchased by the Aggressive Growth Fund, emphasis will be placed on securities of companies which, in the opinion of the Adviser, are growth oriented and exhibit the potential for above-average growth in earnings. The securities to be purchased by the Aggressive Growth Fund are traded either in established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million.

The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Aggressive Growth Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities.

Convertible debt securities which are rated B by Moody's Investor Services generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Aggressive Growth Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

The Aggressive Growth Fund will, under normal market conditions, be invested fully in common stocks and securities convertible into common stocks and may engage in the investment techniques more fully described below. However, for cash management purposes the Adviser may invest a portion of the Aggressive Growth Fund's assets in short-term fixed income securities, consisting of commercial paper, bankers' acceptances, certificates of deposit, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, demand and time deposits of domestic banks, repurchase agreements and securities of other investment companies, as described below. During temporary defensive periods, as determined by the Adviser, the Aggressive Growth Fund may hold up to 100% of its total assets in such short-term, fixed income securities. However, to the extent that the Aggressive Growth Fund is so invested, the Aggressive Growth Fund is not pursuing and may not achieve its investment objective.

RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL. Like any investment program, an investment in any of the Funds entails certain risks. As funds investing primarily in common stocks, each Fund is subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods.

Since the Funds, to different degrees, also invest or may invest in bonds, investors in a Fund, to the extent so invested, are also exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise. While bonds normally fluctuate less in price than stock, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices.

Current income by its nature always contributes positively to total return. Therefore, the current income expected to be generated from an investment in the Balanced Fund will counterbalance to some degree the adverse price fluctuations of the securities held by the Balanced Fund. The effective result should therefore be lower total return volatility for the Balanced Fund than a fund which does not provide such current income.

The Aggressive Growth Fund is intended for investors who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Aggressive Growth Fund does not anticipate any significant distributions to shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Aggressive Growth Fund. The securities of less seasoned companies may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.

The Balanced Fund may invest in certain variable or floating rate government securities and, as described below, each Fund may invest in put and call options and futures. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. No Fund will not invest more than 10% of its total assets in any such derivatives at any one time.

REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, a Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from that Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which such Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of such Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Balanced Fund may also purchase securities on a when-issued or delayed-delivery basis. The Balanced Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Balanced Fund will not pay for such securities or start earning interest on them until they are received. When the Balanced Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Balanced Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Balanced Fund to miss a price or yield considered to be advantageous.

The Balanced Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Balanced Fund's liquidity and the ability of the investment adviser to manage it might be adversely affected.

MEDIUM-GRADE SECURITIES. As described above, the Balanced Fund may invest in debt securities within the fourth highest rating group assigned by an NRSRO, (e.g. BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by the Balanced Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether the Balanced Fund should continue to hold that security. In no event, however, would the Balanced Fund be required to liquidate any such portfolio security where the Balanced Fund would suffer a loss on the sale of such security.

FOREIGN SECURITIES. Each Fund may also invest up to 25% of its net assets in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest income, possible seizure, nationalization, or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign issuers may be subject to different accounting, auditing, reporting, and recordkeeping standards than those applicable to U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. A Fund will acquire securities issued by foreign issuers only when the Adviser believes that the risks associated with such investments are minimal.

RESTRICTED SECURITIES. Securities in which the Balanced Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Balanced Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing some liquidity.

Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Balanced Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers, such as the Balanced Fund, without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Balanced Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, each Fund may purchase put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. A Fund will purchase put options only on securities in which the Fund may otherwise invest. Each Fund may also engage in writing call options from time to time as the Adviser deems appropriate. Each Fund will write only covered call options (options on securities owned by that Fund). In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security subject to a call option is sold, such Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities subject to such options would exceed 25% of the net assets of a Fund.

Each Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, a Fund will write only covered index call options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS. Each Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Each Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for such Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting such Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

INVESTMENT COMPANY SECURITIES. Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. Each Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist such Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on each Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Group's Statement of Additional Information.

INVESTMENT RESTRICTIONS

Each Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

Each Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
        (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

     4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of a Fund.

Each Fund will not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

--------------------------------------------------------------------------------
HOW DO I PURCHASE INVESTOR SHARES OF THE FUNDS?
--------------------------------------------------------------------------------

GENERAL

Each Fund's Investor Shares may be purchased at the public offering price, as described below under "Public Offering Price," through The Ohio Company, principal underwriter of the Funds' Investor Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Investor Shares of a Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Investor Shares may also be purchased by wiring funds to the Funds' custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested properly, you must call The Ohio Company to obtain the necessary instructions and information.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan, as described below, must be at least $50. Subsequent investments must be in amounts of at least $50.

The Group reserves the right to reject any order for the purchase of Investor Shares in whole or in part. You will receive a confirmation of each new transaction in your account, which will also show the total number of Investor Shares owned by you and the number of Investor Shares being held in safekeeping by Cardinal Management Corp., as the Funds' transfer agent (the "Transfer Agent"), for your account. Certificates representing Investor Shares will not be issued.

PUBLIC OFFERING PRICE

The public offering price of Investor Shares of each Fund is the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company, its agents or broker-dealers with whom it has an agreement, of an order and payment, plus a sales charge as follows:


                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%            4.50%         4.00%
   $100,000 but less than $250,000....................         3.63             3.50          3.00
   $250,000 but less than $500,000....................         2.56             2.50          2.00
   $500,000 but less than $1,000,000..................         1.52             1.50          1.00
   $1,000,000 or more.................................         0.50             0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.

No sales charge is imposed on purchases of Shares by (1) officers, trustees, and employees of the Group, or (2) full-time employees of The Ohio Company or the Adviser who have been such for at least 90 days or by qualified retirement plans for such persons. The Ohio Company may change or eliminate the foregoing waivers at any time. The Ohio Company may also periodically waive all or a portion of the sales charge for all investors with respect to a Fund.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by any Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Funds have made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Investor Shares of the Fund specified by you on the periodic basis you select. Confirmation of your purchase of such Fund's Investor Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
--------------------------------------------------------------------------------

LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Investor Shares of a Fund and of Investor Shares of any other Cardinal Fund sold with a sales charge (a "Cardinal Load Fund") during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of Investor Shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Investor Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the Investor Shares actually purchased. If the full amount indicated is not purchased, such escrowed Investor Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Investor Shares, whether paid in cash or reinvested in additional Investor Shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed Investor Shares will not be available for disposal by you until all purchases pursuant to the letter of intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional Investor Shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Investor Shares of a Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Investor Shares of the Balanced Fund at the total public offering price of $50,000 and Investor Shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge paid by you would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of Investor Shares of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Investor Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Investor Shares where the total public offering price of Investor Shares then being purchased plus the then aggregate current net asset value of Investor Shares of such Fund and of Investor Shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) the then current net asset value of Investor Shares of such Fund and of Investor Shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of Investor Shares held in your account, you may include Investor Shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

Dividends and distributions shall be made with such frequency (long term capital gains normally will be distributed only once annually) and in such amounts as the Group from time to time shall determine and shall be paid from net income and net realized capital gains of the Funds. It is the policy of each Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise in writing to the Transfer Agent, dividends and distributions will be made only in additional full and fractional Investor Shares of a Fund and not in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Investor Shares in a Fund.

Each Fund's net investment income available for distribution to the holders of Investor Shares will be reduced by the amount of Rule 12b-1 fees paid out under the Plan described below.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY INVESTOR SHARES?
--------------------------------------------------------------------------------

Investors may redeem Investor Shares of a Fund on any Business Day at the net asset value per Investor Share next determined following receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Investor Shares and may charge a fee for such services.

The Group will make payment for redeemed Investor Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Investor Shares where such Investor Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the applicable Fund). The purchase of Investor Shares by wire transfer of federal funds would avoid any such delay.

The Group intends to pay cash for all Investor Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Group reserves the right to redeem, at net asset value, involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in a Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in such Fund to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may redeem Investor Shares of a Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may redeem Investor Shares of a Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Funds or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Investor Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Investor Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Investor Shares of a Fund having a total value of $10,000 or more at the current net asset value, you may elect to redeem your Investor Shares monthly or quarterly in amounts of $50 or more, pursuant to the Group's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Group offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Investor Shares and/or electronically transfer distributions paid on Investor Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Holders of Investor Shares of a Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange at respective net asset values, Investor Shares of any Fund for Investor Shares of another Fund (upon the payment of the appropriate sales charge) or for:

    Investor Shares of
     Cardinal Government Obligations Fund,
     a fund investing in securities issued
     or guaranteed by the U.S. Government
     (upon the payment of the appropriate
     sales charge);

    Shares of Cardinal Government Securities Money Market Fund, a U.S. Government securities money market fund
     (without payment of any sales charge); or

    Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund
     (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by holders of Investor Shares, for whom the sales charge has been waived, for Investor Shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Investor Shares by all other shareholders for Investor Shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Investor Shares of such Cardinal Load Fund and the sales charge previously paid on the Investor Shares to be exchanged.

The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of a Fund by telephone. Neither the Group, the Funds nor any of their service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Investor Shares of a Fund for purposes of calculating the gain or loss realized upon an exchange of those Investor Shares within 90 days of their purchase.

The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Funds 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of each Fund is determined once daily as of 4:00 P.M. Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of such Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of shares of a Fund is computed by dividing the sum of the value of that Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class of such Fund then outstanding.

The net asset value per share will fluctuate as the value of the investment portfolio of a Fund changes.

Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotation System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Group uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DO THE FUNDS PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

Each of the funds of the Group, including the Funds, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends 100% of such Fund's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year(regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by a Fund bear to its gross income.

Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of each Fund's total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, no Fund will be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by such Fund. These taxes will be taken as a deduction by that Fund.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in the Funds are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUNDS?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees, who are elected by the shareholders of the Group's funds and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.

The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent and for providing certain fund accounting services. The Ohio Company receives no fees under its Distribution Agreement with the Group but, with respect to Investor Shares only, may retain all or a portion of the sales charge and receives fees under the Distribution Plan discussed below.

INVESTMENT ADVISER AND MANAGER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of each of the Funds. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

The Ohio Company, an investment banking firm organized in 1925, is a member of the New York Stock and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as the principal underwriter for each of the Cardinal Funds.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Funds' investment objectives and policies, manages each Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the Reorganization with respect to The Cardinal Fund and since December 22, 1995, with respect to TCFI, The Cardinal Fund's predecessor, and since August 1995 with respect to the Aggressive Growth Fund, John Bevilacqua has been primarily responsible for the day-to-day management of the portfolio of such Funds. Mr. Bevilacqua has been a Vice President and Portfolio Manager for The Ohio Company since October, 1994. Prior thereto, and since February, 1984, Mr. Bevilacqua served as Second Vice President -- Investments for Midland Mutual Life Insurance Company, Columbus, Ohio. Since the Balanced Fund's inception, Barry G. McMahon has been primarily responsible for the day-to-day management of the Balanced Fund's portfolio. Mr. McMahon has been a portfolio manager with the Adviser since 1992. Prior thereto, Mr. McMahon was a portfolio manager with Columbus Mutual Life Insurance Company.

In addition, pursuant to the Investment Advisory Agreement, the Adviser generally assists in all aspects of each Fund's administration and operation.

For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group with respect to the Funds, the Adviser receives a fee from the Funds, computed daily and paid monthly at the following annual rates: with respect to The Cardinal Fund, 0.60% of such Fund's average daily net assets; and with respect to both the Balanced Fund and the Aggressive Growth Fund, 0.75% of such Funds' average daily net assets. While in the opinion of the staff of the Commission such fees with respect to the Balanced Fund and the Aggressive Growth Fund are higher than the advisory fee paid by most mutual funds, the Group's Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies.

The Adviser may periodically waive all or a portion of its advisory fee with respect to a Fund to increase the net income of such Fund available for distribution as dividends. The waiver of such fee will cause the return and/or yield of such Fund to be higher than it would otherwise be in the absence of such a waiver.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

The Group has entered into a Transfer Agency and Fund Accounting Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Funds' transfer agent and dividend disbursing agent. In consideration of such services, each Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Funds. The Transfer Agent receives a fee from each Fund for such services equal to a fee computed daily and paid periodically at an annual rate of .03% of that Fund's average daily net assets of up to $100 million and .01% of such Fund's average daily net assets in excess of $100 million.

DISTRIBUTOR

The Group has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Funds will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.

EXPENSES

The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Funds. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Investor Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.

DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan with respect to its Investor Shares (the "Plan"), under which each Fund is authorized to pay The Ohio Company, as such Fund's principal underwriter, a periodic amount calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of the Investor Shares of that Fund. Such amount may be used by The Ohio Company to pay broker-dealers (including The Ohio Company), banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between The Ohio Company and the Participating Organization or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Under the Plan, a Participating Organization may include The Ohio Company, its subsidiaries, and its affiliates. The Ohio

Company may from time to time waive all or a portion of the fees payable to it pursuant to the Plan. Any such waiver will cause the total return and yield of the Investor Shares of a Fund to be higher than they would otherwise be absent such a waiver.

As authorized by the Plan, The Ohio Company has entered into a Rule 12b-1 Agreement with the Group pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Investor Shares of the Funds purchased and held by The Ohio Company for the accounts of its customers and Investor Shares of the Funds purchased and held by customers of The Ohio Company directly, including, but not limited to, answering shareholder questions concerning the Funds, providing information to shareholders on their investments in Investor Shares of a Fund and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Investor Shares held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. Such fees paid by the Group will be borne solely by the Investor Shares of the applicable Fund. Such fee may exceed the actual costs incurred by The Ohio Company in providing such services.

In addition, The Ohio Company may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services such as those described above.

CUSTODIAN

The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Funds' custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Funds.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each only have one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of The Cardinal Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of The Cardinal Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to The Cardinal Fund or any of The Cardinal Fund's fundamental policies.

Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUNDS?" Individual Trustees are elected by the shareholders of the Group and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION -- Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling
(800) 282-9446.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Funds and annual financial reports audited by independent auditors.

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

================================================================================

                               TABLE OF CONTENTS

                                             PAGE
                                            ------
PROSPECTUS HIGHLIGHTS.......................     2
FEE TABLE...................................     4
FINANCIAL HIGHLIGHTS........................     5
PERFORMANCE INFORMATION.....................     8
WHAT ARE THE FUNDS?.........................     9
WHAT ARE THE INVESTMENT OBJECTIVES AND
  POLICIES OF THE FUNDS?....................     9
HOW DO I PURCHASE INVESTOR SHARES OF THE
  FUNDS?....................................    18
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?...    19
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    20
HOW MAY I REDEEM MY INVESTOR SHARES?........    21
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    22
HOW IS NET ASSET VALUE CALCULATED?..........    23
DO THE FUNDS PAY FEDERAL INCOME TAX?........    24
WHAT ABOUT MY TAXES?........................    24
WHO MANAGES MY INVESTMENT IN THE FUNDS?.....    25
WHAT ARE MY RIGHTS AS A SHAREHOLDER?........    27

                            ------------------------

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, THE ADVISER, OR THE OHIO COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS OR BY THE OHIO COMPANY TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

================================================================================

================================================================================

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                                December 2, 1996


                            [THE OHIO COMPANY LOGO]

                                      THE
                                    CARDINAL
                                      FUND

                                    CARDINAL
                                    BALANCED
                                      FUND

                                    CARDINAL
                                   AGGRESSIVE
                                  GROWTH FUND

                                INVESTOR SHARES

                                     [LOGO]

================================================================================

                                THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                         CARDINAL AGGRESSIVE GROWTH FUND

                                 Three Funds of
                               The Cardinal Group

                              INSTITUTIONAL SHARES

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

   Part A of Form N-1A Item No.                               Caption(s) in Prospectus
   ----------------------------                               ------------------------

1.(a)(i) .............................                        Cover Page
    (ii) .............................                        Cover Page
   (iii) .............................                        Cover Page
    (iv) .............................                        Cover Page
     (v) .............................                        Cover Page
    (vi) .............................                        *
    (vii).............................                        *
  (b) ................................                        *
2.(a)(i) .............................                        "Fee Table"
    (ii) .............................                        *
  (b) ................................                        "Prospectus Highlights"
  (c) ................................                        "Prospectus Highlights"
3.(a) ................................                        "Financial Highlights"
  (b) ................................                        *
  (c) ................................                        "Performance Information"
  (d) ................................                        "Performance Information"
4.(a)(i)(A) ..........................                        "What Are The Funds?"
     (i)(B) ..........................                        "What Are The Funds?"
    (ii) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Funds?"
    (ii)(A) ..........................                        *
    (ii)(B)(1) .......................                        "What Are The Investment Objectives
                                                              And Policies Of The Funds?"
    (ii)(B)(2) .......................                        *
    (ii)(C) ..........................                        "What Are The Investment Objectives
                                                              And Policies Of The Funds?"
    (ii)(D) ..........................                        "What Are The Investment Objectives
                                                              And Polices Of The Funds?"
  (b)(i) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Funds?"
    (ii) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Funds?"
  (c) ................................                        "What Are The Investment Objectives
                                                              and Policies Of The Funds?"
5.(a) ................................                        "Who Manages My Investment In The
                                                              Funds?"
  (b)(i) .............................                        "Who Manages My Investment In The
                                                              Funds?"
  (b)(ii) ............................                        "Who Manages My Investment In The
                                                              Funds?"

--------------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

      Part A of Form N-1A Item No.                             Caption(s) in Prospectus
      ----------------------------                             ------------------------

   (b)(iii) ...........................                        "Who Manages My Investment In The
                                                               Funds?"
   (c) ................................                        "Who Manages My Investment In The
                                                               Funds?"
   (d) ................................                        "Who Manages My Investment In The
                                                               Funds?"
   (e) ................................                        "Who Manages My Investment In The
                                                               Funds?"
   (f) ................................                        "Who Manages My Investment In The
                                                               Funds?"
   (g)(i)(A) ..........................                        *
   (g)(i)(B) ..........................                        *
   (g)(i)(C) ..........................                        *
   (g)(ii) ............................                        *
5A.(a) ................................                        *
   (b) ................................                        *
   (c) ................................                        *
 6.(a) ................................                        "What Are My Rights As A
                                                               Shareholder?"
   (b) ................................                        "What Are My Rights As A
                                                               Shareholder?"
   (c) ................................                        *
   (d) ................................                        "What Are My Rights As A
                                                               Shareholder?"
   (e) ................................                        "What Are My Rights As A
                                                               Shareholder?"; "Who Provides
                                                               Shareholder Reports?"
   (f) ................................                        "What Distributions Will I Receive?"
   (g) ................................                        "Do The Funds Pay Federal Income
                                                               Tax?"; "What About My Taxes?"
   (h) ................................                        Cover Page; "What Are My Rights As A
                                                               Shareholder?"

 7.(a) ................................                        "How Do I Purchase Institutional
                                                               Shares Of The Funds?"
   (b) ................................                        "How Do I Purchase Institutional
                                                               Shares Of The Funds?"; "How Is Net
                                                               Asset Value Calculated?"
   (c) ................................                        *
   (d) ................................                        "How Do I Purchase Institutional
                                                               Shares Of The Funds?"
   (e) ................................                        "Who Manages My Investment In The
                                                               Funds?"
   (f) ................................                        "Who Manages My Investment In The
                                                               Funds?"
 8.(a) ................................                        "How May I Redeem My Institutional
                                                               Shares?"
   (b) ................................                        "How May I Redeem My Institutional
                                                               Shares?"
   (c) ................................                        "How May I Redeem My Institutional
                                                               Shares?"
   (d) ................................                        "How May I Redeem My Institutional
                                                               Shares?"
 9.  ..................................                        *

--------------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS

                                THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                         CARDINAL AGGRESSIVE GROWTH FUND
                              INSTITUTIONAL SHARES

         The Cardinal Fund, Cardinal Balanced Fund (the "Balanced Fund") and Cardinal Aggressive Growth Fund (the "Aggressive Growth Fund") (together called the "Funds" or individually a "Fund") are three separate diversified investment funds of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares.

         The Cardinal Fund seeks as its investment objectives long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries. The policy of The Cardinal Fund is generally to invest in equity securities.

         The Balanced Fund seeks as its investment objectives current income and long-term growth of both capital and income.

         The Aggressive Growth Fund seeks as its investment objective appreciation of capital. The Aggressive Growth Fund intends to invest primarily in common stocks and securities convertible into common stocks.

         There can be no assurance that any of the Funds' investment objectives will be achieved.

         THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                 For further information regarding the Funds or
                for assistance in opening an account or redeeming
                  Shares, please call (800) 282-9446 toll free.

                  Inquiries may also be made by mail addressed
                      to the Group at its principal office:

                              155 East Broad Street
                              Columbus, Ohio 43215

         The Prospectus relates only to one class of Shares of The Cardinal Fund, the Balanced Fund and the Aggressive Growth Fund -- Institutional Shares. Institutional Shares of each Fund are offered to banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions acting in a fiduciary capacity on behalf of their customers or beneficiaries. Each Fund also offers Investor Shares to the public. Interested persons who wish to obtain prospectuses of Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Investor Shares of the Funds, should contact The Ohio Company. Additional information about the Funds, contained in a Statement Of Additional Information dated October 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Group at the above address or by calling the phone number provided above.

         This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing in any of the Funds. This Prospectus should be retained for future reference.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
         ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
         CONTRARY IS A CRIMINAL OFFENSE.

                                THE OHIO COMPANY

                 The date of this Prospectus is December 2, 1996.

                              PROSPECTUS HIGHLIGHTS

INVESTMENT OBJECTIVES.............................    For the CARDINAL FUND, long-term
                                                      growth of capital and income.
                                                      Current income is a secondary
                                                      objective. (See page __.)

                                                      For the BALANCED FUND, current
                                                      income and long-term growth of
                                                      both capital and income. (See
                                                      page __.)

                                                      For the AGGRESSIVE GROWTH FUND,
                                                      appreciation of capital. (See
                                                      page --.)

INVESTMENT POLICIES...............................    The CARDINAL FUND generally
                                                      invests in equity securities
                                                      which are growth oriented. (See
                                                      pages __ and --.)

                                                      Under normal market conditions,
                                                      the BALANCED FUND will invest in
                                                      common stocks, preferred stocks,
                                                      fixed income securities and
                                                      securities convertible into
                                                      common stocks. At least 25% of
                                                      the value of the Balanced Fund's
                                                      assets will be invested in fixed
                                                      income senior securities. (See
                                                      pages __ through --.)

                                                      The AGGRESSIVE GROWTH FUND will
                                                      invest primarily in common stocks
                                                      and securities convertible into
                                                      common stocks of growth-oriented
                                                      companies. (See pages ___ and
                                                      ___.)

DIVIDENDS.........................................    Dividends and capital gains
                                                      distributions are made with such
                                                      frequency as the Group shall deter-
                                                      mine.  Generally, dividends are
                                                      declared quarterly and long-term
                                                      capital gains, if any, are declared
                                                      annually.  Such dividends and
                                                      distributions may be invested in
                                                      additional Shares of such Fund at no
                                                      charge. (See page __.)

RISK FACTORS AND SPECIAL

CONSIDERATIONS.................................       An investment in a mutual fund
                                                      such as any of the Funds involves
                                                      a certain amount of risk and may
                                                      not be suitable for all
                                                      investors. Some investment
                                                      policies of the Funds may entail
                                                      certain risks. (See "WHAT ARE THE
                                                      INVESTMENT OBJECTIVES AND
                                                      POLICIES OF THE FUNDS? -- Risk
                                                      Factors and Investment
                                                      Techniques" on pages ___ through
                                                      ___.)

PURCHASES.........................................    Purchases are made at the public
                                                      offering price which is equal to
                                                      net asset value per share. (See
                                                      page --.)

REDEMPTIONS.......................................    Shares can be redeemed at net
                                                      asset value per share without
                                                      charge, if redeemed through the
                                                      Funds' distributor, The Ohio
                                                      Company. (See page __.)

INVESTMENT ADVISER AND
   MANAGER........................................    Cardinal Management Corp. (the
                                                      "Adviser"), a wholly-owned subsi-
                                                      diary of The Ohio Company, is the
                                                      Funds' investment adviser. The
                                                      Adviser also serves as investment
                                                      adviser for Cardinal Government
                                                      Obligations Fund, Cardinal
                                                      Government Securities Money
                                                      Market Fund and Cardinal Tax
                                                      Exempt Money Market Fund
                                                      (collectively, with the Funds,
                                                      the "Cardinal Funds"). (See page
                                                      __.)

FEE TABLE

                                                                                Institutional Shares of

                                                                      The                               Aggressive
                                                                    Cardinal          Balanced             Growth
                                                                      Fund              Fund                Fund
                                                                     --------         --------           ----------

SHAREHOLDER TRANSACTION
EXPENSES
Maximum Sales Load Imposed
    on Purchases (as a
    percentage of offering
    price)                                                               0%                0%                  0%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net
assets

Management Fees                                                        .60%              .75%                .75%

12b-1 Fees                                                            None              None                None

Administrative Services Fees                                           .25               .25                 .25

Other Expenses                                                         .21               .88                1.21
                                                                      ----              ----                ----
    Total Fund Operating
    Expenses                                                          1.06%             1.88%               2.21%
                                                                      ====              ====                ====

EXAMPLE

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                          1 Year            3 Years           5 Years          10 Years
                                          ------            -------           -------          --------

The Cardinal Fund                           $11               $34               $ 58             $129
Balanced Fund                               $19               $59               $102             $220
Aggressive Growth Fund                      $22               $69               $118             $254

         The information set forth in the foregoing Fee Table and Example relates only to Institutional Shares of the Funds. Each of the Funds also offers another class of Shares known as Investor Shares. The two classes of Shares of the Funds are subject to the same expenses except that the Investor Shares are not subject to an administrative services fee but are subject to a Rule 12b-1 fee and are sold with a front-end sales charge.

         The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUNDS?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Funds. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                  FINANCIAL HIGHLIGHTS

         The following Financial Highlights with respect to each of the ten fiscal years ended September 30, 1995 through 1986, with respect to The Cardinal Fund, and the two fiscal years ended September 30, 1995 and 1994, and the period from June 24, 1993, through September 30, 1993, with respect to the Balanced Fund and the Aggressive Growth Fund, have been audited by KPMG Peat Marwick LLP, independent auditors, whose reports thereon, together with certain financial statements, are contained in the Funds' Statement of Additional Information and may be obtained by shareholders and prospective investors.

         The financial information for the period ended March 31, 1996, has not been audited.

         The following Financial Highlights for the Cardinal Fund reflect the operations of The Cardinal Fund Inc. ("TCFI"), the Cardinal Fund's predecessor. On May 1, 1996, The Cardinal Fund acquired all of the assets and liabilities of TCFI and is deemed to have succeeded to the financial and performance history of TCFI.

         Effective October 31, 1996, the Board of Trustees of the Group reclassified each Fund's outstanding Shares into Investor Shares. The financial information provided below and in the Statement of Additional Information is for periods prior to such reclassification.

Financial Highlights for Each Share of Beneficial Interest
Outstanding Throughout Each Period

                                   THE CARDINAL FUND

                                Six Months
                                Ended March                          Years Ended September 30,
                                 31, 1996
                                 Unaudited       1995           1994           1993           1992           1991
                                -----------      ----           ----           ----           ----           ----
Net asset value,
  Beginning of period           $  13.23      $  12.73        $  12.91       $  12.95       $  11.88      $   9.28

Income from investment
  operations:
  Net investment income              .14           .36             .31            .32            .35           .35

  Net gains or losses
    on securities
    (both realized
    and unrealized)                 1.26          1.32             .12            .55           1.37          2.70
                                --------      --------        --------       --------       --------      --------

  Total from investment
    operations                      1.40          1.68             .43            .87           1.72          3.05
                                --------      --------        --------       --------       --------      --------

Less Distributions:
  Dividends (from net
    investment income)              (.15)         (.35)           (.33)          (.29)          (.36)         (.38)

  Distributions (from
    capital gains)                 (1.08)         (.83)           (.28)          (.62)          (.29)         (.07)

  Returns of Capital                  --            --              --             --             --            --
                                --------      --------        --------       --------       --------      --------

  Total Distributions              (1.23)        (1.18)           (.61)          (.91)          (.65)         (.45)
                                --------      --------        --------       --------       --------      --------

Net asset value, End
  of period                     $  13.40      $  13.23        $  12.73       $  12.91       $  12.95      $  11.88
                                ========      ========        ========       ========       ========      ========

Total Return**                     11.07%        14.84%           3.38%          6.98%         15.05%        33.54%

Ratios/Supplemental Data:
Net assets, End of
  period (000) omitted          $233,895      $226,181        $246,581       $282,125       $261,392      $221,428

Ratio of expenses to
  average net assets                0.69%+        0.70%           0.72%          0.68%          0.67%         0.67%

Ratio of net investment
  income to average
  net assets                        2.08%+        2.89%           2.40%          2.46%          2.83%         3.15%

Portfolio Turnover Rate            28.74%+       19.78%          23.20%         11.11%          6.22%        33.27%

                                                        Years Ended September 30,

                                    1990             1989           1988            1987          1986
                                    ----             ----           ----            ----          ----

Net asset value,
  Beginning of period             $  11.75        $  10.38        $  11.73        $  10.35       $   8.55

Income from investment
  operations:
  Net investment income                .42             .41             .37             .33            .22

  Net gains or losses
    on securities
    (both realized
    and unrealized)                  (1.87)           1.73            (.82)           2.05           2.37
                                  --------        --------        --------        --------       --------
  Total from investment
    operations                       (1.45)           2.14            (.45)           2.38           2.59
                                  --------        --------        --------        --------       --------
Less Distributions:
  Dividends (from net
    investment income)                (.53)           (.39)           (.47)           (.28)          (.23)

  Distributions (from
    capital gains)                    (.49)           (.38)           (.43)           (.72)          (.56)

  Returns of Capital               --              --              --              --             --
                                  --------        --------        --------        --------       --------

  Total Distributions                (1.02)           (.77)           (.90)          (1.00)          (.79)
                                  --------        --------        --------        --------       --------

Net asset value, End
  of period                       $   9.28        $  11.75        $  10.38        $  11.73       $  10.35
                                  ========        ========        ========        ========       ========

Total Return**                      (13.42)%         22.04%          (3.46)%         25.00%         32.56%

Ratios/Supplemental Data:
Net assets, End of
  period (000) omitted            $168,184        $174,156        $130,978        $136,619       $ 84,972

Ratio of expenses to
  average net assets                  0.74%           0.70%           0.73%           0.75%          0.89%

Ratio of net investment
  income to average
  net assets                          3.98%           3.93%           3.77%           3.32%          3.12%

Portfolio Turnover Rate              27.10%          23.20%          12.3 %          13.2 %         10.3 %

* The Information included in the Financial Highlights for the Cardinal Fund has been restated to reflect a three-for-two stock split made on January 11, 1990.

** The total return figure does not reflect the imposition of the maximum front-end sales load.

+        Annualized.

                                THE BALANCED FUND

                                                            Years Ended
                                  Six Months               September 30,          Period from June 24, 1993
                               Ended March 31,                                     (date of commencement of
                                     1996                                            operations) through
                                 (Unaudited)            1995            1994         September 30, 1993*
                               ---------------          ----            ----      --------------------------
Net asset value,
  Beginning of period             $ 11.52            $  9.90           $ 10.13             $ 10.00

Income from investment
  operations:
  Net investment income              0.20               0.34              0.23                0.02

  Net gains or losses
    on securities
    (both realized
    and unrealized)                  0.48               1.67             (0.20)               0.12
                                  -------            -------           -------             -------

  Total from investment
    operations                       0.68               2.01              0.03                0.14
                                  -------            -------           -------             -------

Less Distributions:
  Dividends (from net
    investment income)              (0.21)             (0.35)            (0.23)              (0.01)

  Distributions (from
    capital gains)                  (0.39)             (0.04)            (0.03)                 --

  Returns of capital                   --                 --                --                  --
                                  -------            -------           -------             -------

  Total Distributions               (0.60)             (0.39)            (0.26)              (0.01)
                                  -------            -------           -------             -------

Net asset value, End
  of period                       $ 11.60            $ 11.52           $  9.90             $ 10.13
                                  =======            =======           =======             =======

Ratios/Supplemental Data:

Total Return****                     6.02%***          20.76%             0.37%               1.40%**

Net assets, End of
  period (000) omitted            $14,681            $14,535           $13,973             $10,811

Ratio of expenses to
  average net assets                 1.63%***+          1.94%***          2.07%               0.70%

Ratio of net investment
  income to average
  net assets                         3.50%***+          3.24%***          2.44%               0.35%

Portfolio Turnover Rate             10.61%+            37.62%            59.09%              60.67%

 *       Commencement of operations.

** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

*** Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, (1) the total return, ratio of expenses to average net assets and ratio of net investment income to average net assets for the six months ended March 31, 1996 would have been 5.90%, 1.78% and 3.38%, respectively, and (2) the 1995 total return, ratio of expenses to average net assets, and ratio of net investment income to average net assets would have been 20.75%, 1.95%, and 3.23%, respectively.

**** The total return figure does not reflect the imposition of the maximum front-end sales load.

+        Annualized.

                           THE AGGRESSIVE GROWTH FUND

                                           Six Months              Years Ended               Period from June 24, 1993
                                        Ended March 31,            September 30,              (date of commencement of
                                              1996                                              operations) through
                                          (Unaudited)          1995           1994              September 30, 1993*
                                        ---------------        ----           ----           -------------------------

Income from investment
  operations:
  Net investment loss                        (0.09)             (0.10)          (0.13)                   (0.03)

  Net gains or losses
    on securities
    (both realized
    and unrealized)                          (0.10)              2.53           (0.36)                    0.50
                                            ------            -------          ------                   ------

  Total from investment
    operations                               (0.20)              2.43           (0.49)                    0.47
                                            ------            -------          ------                   ------

Less Distributions:
  Dividends (from net
    investment income)                          --                 --              --                       --

  Distributions (from
    capital gains)                           (0.90)                --           (0.04)                      --

  Returns of capital                            --                 --              --                       --
                                            ------            -------          ------                   ------

  Total Distributions                        (0.90)              0.00           (0.04)                    0.00
                                            ------            -------          ------                   ------
Net asset value, End
  of period                                 $11.27             $12.37           $9.94                   $10.47
                                            ======            =======          ======                   ======

Ratios/Supplemental Data:

Total Return****                             (1.48%)***         24.35%          (4.74%)                   4.70%**

Net assets, End of
  period (000) omitted                      $9,834            $10,434          $9,460                   $6,320

Ratio of expenses to
  average net assets                          1.96%***+          2.24%***        2.51%                    0.91%

Ratio of net investment
  loss to average
  net assets                                 (1.41%)***+        (0.92%)***      (1.50%)                  (0.53%)

Portfolio Turnover Rate                      17.13%+            80.35%          95.70%                   31.15%


*        Commencement of operations.

** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

*** Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, (1) the total return, ratio of expenses to average net assets and ratio of net investment income to average net assets for the six months ended March 31, 1996, would have been (1.61%), 2.09% and (1.54%), respectively, and (2) the 1995 total return, ratio
         of expenses to average net assets, and ratio of net investment loss to average net assets would have been 24.34%, 2.25%, and (0.93%), respectively.

**** The total return figure does not reflect the imposition of the maximum front-end sales load.

+        Annualized.

         See notes to financial statements appearing in the Funds' Statement of Additional Information.

                             PERFORMANCE INFORMATION

         From time to time each Fund may advertise its average annual total return, cumulative total return and/or yield. SUCH TOTAL RETURN FIGURES AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by a Fund refers to the return generated by an investment in a class of Shares of that Fund over certain specified periods since the establishment of such Fund. The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge (if any) is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative total return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by such Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge, if any, were not deducted, the average annual total return, cumulative total return and yield advertised would be higher.

         In addition, from time to time the Balanced Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for such Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Balanced Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Balanced Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

         Investors may also judge the performance of any class of Shares of a Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Further information about the performance of each class of Shares of a Fund is contained in that Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Investor and Institutional Shares, the net yield and total return on each such class can be expected, at any given time, to differ from the net yield and total return of such other class.

                               WHAT ARE THE FUNDS?

         Each Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Cardinal Fund was organized for the purposes of acquiring all of the assets and liabilities of TCFI to effect a reorganization of TCFI from a stand alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

                       WHAT ARE THE INVESTMENT OBJECTIVES
                           AND POLICIES OF THE FUNDS?

IN GENERAL

         The investment objectives of the Cardinal Fund are to achieve long-term growth of capital and income. Current income is a secondary objective. The Cardinal Fund seeks to achieve its objectives through selective participation in the long-term progress of businesses and industries.

         The investment objectives of the Balanced Fund are to seek current income and long-term growth of both capital and income. The Balanced Fund intends to invest based on combined considerations of risk, income and capital enhancement.

         The investment objective of the Aggressive Growth Fund is to seek appreciation of capital. The Aggressive Growth Fund will invest primarily in common stocks and securities convertible into common stocks of growth oriented companies.

         The investment objectives of each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). No Fund is intended to provide a complete and balanced investment program for an investor. There can be no assurance that the investment objectives of any Fund will be achieved.

THE CARDINAL FUND

         The policy of the Cardinal Fund is generally to invest in equity securities of companies which, in the opinion of the Adviser, are growth oriented. The securities purchased by the Cardinal Fund are traded in either established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million. This policy of normally investing in equity securities believed to have a potential for long-term capital appreciation means that the assets of the Cardinal Fund will generally be subject to greater risk than may be involved in securities which do not have such growth characteristics. It is recognized, however, that there may be times when, as a temporary, defensive measure, the Cardinal Fund's equity position should be reduced. At such times, and otherwise for cash management purposes, the Cardinal Fund may hold its assets in cash or invest its assets in investment grade debt securities, U.S. Government securities, securities of other investment companies, repurchase agreements and preferred stock.

THE BALANCED FUND

         Under normal market conditions the Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). At least 25% of the value of the Balanced Fund's assets will be invested in fixed income senior securities. For purposes of compliance with such 25% limitation, only that portion of any convertible senior security attributable to its fixed income characteristics will be used. By investing primarily in common stocks the Balanced Fund will pursue its objectives of long-term growth of both capital and income. However, the Balanced Fund, through its fixed-income and convertible securities as well as the dividend attributes of certain of its common and preferred stock holdings will place considerable emphasis on generating current income.

         The common and preferred stocks and securities convertible into common stocks will be selected if the Adviser believes that such securities can contribute to the Balanced Fund's objectives of providing current income and growth in income and/or long-term growth of capital. The Balanced Fund will invest in the common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $10 million and which are traded either in established over-the-counter markets or on national exchanges.

         The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Balanced Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities have less liquidity and experience more price fluctuation than higher quality securities.

         Convertible debt securities which are rated B by Moody's Investor Services ("Moody's") generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation ("S&P") is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Balanced Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

         The Balanced Fund's fixed income senior securities consist of bonds, debentures, notes, zero-coupon securities, mortgage-related securities, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper and bankers' acceptances. The Balanced Fund may also invest in repurchase agreements.

         The Balanced Fund expects to invest in a variety of bills, notes and bonds issued by the U.S. Treasury, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Certain of such U.S. Government obligations may have variable or floating rates of interest, whose value on the adjustment of its interest rate can reasonably be expected to approximate its par value. However, in the event the interest rate of such security is tied to an index or interest rate that may from time to time lag behind other market interest rates, there is the risk that such security's market value, upon adjustment of its interest rate, will not approximate its par value. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Balanced Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         The Balanced Fund also expects to invest in bonds, notes and debentures of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

         The Balanced Fund will invest only in corporate fixed income senior securities which are rated at the time of purchase within the four highest rating groups assigned by an appropriate NRSRO (which are considered to be investment grade) or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "Risk Factors and Investment Techniques -- General" below.

         Under normal market conditions, the Balanced Fund may hold up to 10% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of domestic commercial paper, bankers' acceptances, certificates of deposit and time deposits of U.S. banks and repurchase agreements. The Balanced Fund may also invest in securities of other investment companies, as further described below, and in income participation loans.

         The Balanced Fund may invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international securities for which the primary trading market is in the United States ("Yankee Securities"), or for which the primary trading market is abroad ("Eurodollar Securities"), and in Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the European Economic Community, by two or more sovereign governments ("Supranational Agency Bonds").

         The Balanced Fund may also invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the four highest bond rating categories assigned by an appropriate NRSRO, or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. Under normal market conditions, the Balanced Fund's investment in mortgage-related securities will not exceed 25% of the value of its total assets. Such mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-throughs purchased at a discount. The Balanced Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

         Also included among the mortgage-related securities that the Balanced Fund may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, and their income streams. Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Balanced Fund if (1) the issuer has obtained an exemptive order from the Securities and Exchange Commission regarding purchases by investment companies of equity interests of other investment companies or (2) such purchase is within the limitations imposed by Section 12 of the 1940 Act.

         The Balanced Fund may also invest in asset-backed securities such as Certificates of Automobile Receivables ("CARS") and Certificates of Amortized Revolving Debts ("CARDS"), each of which must be rated at the time of purchase within the four highest rating groups assigned by Moody's or S&P. For a description of the fourth highest rating group, see "Risk Factors and Investment Techniques" below.

         The amount invested in stocks, bonds and short-term obligations may be varied from time to time, depending upon the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the stock market and the bond market. The Balanced Fund reserves the right to hold short-term securities in whatever proportion deemed desirable for temporary defensive periods during adverse market conditions as determined by the Adviser. However, to the extent that the Balanced Fund is so invested, its investment objectives may not be achieved during that time.

THE AGGRESSIVE GROWTH FUND

         In determining the securities to be purchased by the Aggressive Growth Fund, emphasis will be placed on securities of companies which, in the opinion of the Adviser, are growth oriented and exhibit the potential for above-average growth in earnings. The securities to be purchased by the Aggressive Growth Fund are traded either in established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million.

         The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Aggressive Growth Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities.

         Convertible debt securities which are rated B by Moody's Investor Services generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Aggressive Growth Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

         The Aggressive Growth Fund will, under normal market conditions, be invested fully in common stocks and securities convertible into common stocks and may engage in the investment techniques more fully described below. However, for cash management purposes the Adviser may invest a portion of the Aggressive Growth Fund's assets in short-term fixed income securities, consisting of commercial paper, bankers' acceptances, certificates of deposit, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, demand and time deposits of domestic banks, repurchase agreements and securities of other investment companies, as described below. During temporary defensive periods, as determined by the Adviser, the Aggressive Growth Fund may hold up to 100% of its total assets in such short-term, fixed income securities. However, to the extent that the Aggressive Growth Fund is so invested, the Aggressive Growth Fund is not pursuing and may not achieve its investment objective.

RISK FACTORS AND INVESTMENT TECHNIQUES

         GENERAL. Like any investment program, an investment in any of the Funds entails certain risks. As funds investing primarily in common stocks, each Fund is subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods.

         Since the Funds, to different degrees, also invest or may invest in bonds, investors in a Fund, to the extent so invested, are also exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise. While bonds normally fluctuate less in price than stock, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices.

         Current income by its nature always contributes positively to total return. Therefore, the current income expected to be generated from an investment in the Balanced Fund will counterbalance to some degree the adverse price fluctuations of the securities held by the Balanced Fund. The effective result should therefore be lower total return volatility for the Balanced Fund than a fund which does not provide such current income.

         The Aggressive Growth Fund is intended for investors who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Aggressive Growth Fund does not anticipate any significant distributions to shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Aggressive Growth Fund. The securities of less seasoned companies may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.

         The Balanced Fund may invest in certain variable or floating rate government securities and, as described below, each Fund may invest in put and call options and futures. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. No Fund will not invest more than 10% of its total assets in any such derivatives at any one time.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, a Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from that Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which such Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of such Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.

         WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Balanced Fund may also purchase securities on a when-issued or delayed-delivery basis. The Balanced Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Balanced Fund will not pay for such securities or start earning interest on them until they are received. When the Balanced Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Balanced Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Balanced Fund to miss a price or yield considered to be advantageous.

         The Balanced Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Balanced Fund's liquidity and the ability of the investment adviser to manage it might be adversely affected.

         MEDIUM-GRADE SECURITIES. As described above, the Balanced Fund may invest in debt securities within the fourth highest rating group assigned by an NRSRO, (e.g. BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

         Should subsequent events cause the rating of a debt security purchased by the Balanced Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether the Balanced Fund should continue to hold that security. In no event, however, would the Balanced Fund be required to liquidate any such portfolio security where the Balanced Fund would suffer a loss on the sale of such security.

         FOREIGN SECURITIES. Each Fund may also invest up to 25% of its net assets in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest income, possible seizure, nationalization, or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign issuers may be subject to different accounting, auditing, reporting, and record-keeping standards than those applicable to U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. A Fund will acquire securities issued by foreign issuers only when the Adviser believes that the risks associated with such investments are minimal.

         RESTRICTED SECURITIES. Securities in which the Balanced Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Balanced Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing some liquidity.

         Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Balanced Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers, such as the Balanced Fund, without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Balanced Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

         PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, each Fund may purchase put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. A Fund will purchase put options only on securities in which the Fund may otherwise invest. Each Fund may also engage in writing call options from time to time as the Adviser deems appropriate. Each Fund will write only covered call options (options on securities owned by that Fund). In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security subject to a call option is sold, such Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities subject to such options would exceed 25% of the net assets of a Fund.

         Each Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, a Fund will write only covered index call options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

         FUTURES CONTRACTS. Each Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         Each Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for such Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting such Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         INVESTMENT COMPANY SECURITIES. Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. Each Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist such Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on each Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Group's Statement of Additional Information.

INVESTMENT RESTRICTIONS

         Each Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

         Each Fund will not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

                  4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

         The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of a Fund.

         Each Fund will not:

                  1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

              HOW DO I PURCHASE INSTITUTIONAL SHARES OF THE FUNDS?

GENERAL

         Each Fund's Institutional Shares are continuously offered and may be purchased through procedures established by The Ohio Company, principal underwriter of the Funds' Shares, in connection with accounts for which banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions"). Normally, Financial Institutions will hold Institutional Shares of record for their customers or beneficiaries. With respect to Institutional Shares so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to The Ohio Company and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of Institutional Shares of the Funds may be recorded by the Financial Institutions and reflected in the account statements provided to their customers.

         The Group reserves the right to reject any order for the purchase of Institutional Shares in whole or in part. The applicable Financial Institution will receive a confirmation of each new transaction in its account. Certificates representing Shares will not be issued.

         Institutional Shares are purchased at the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company or its agents of an order and payment. There is no sales charge imposed in connection with the purchase of Institutional Shares of any Fund. Depending upon the terms of a particular account, a Financial Institution may charge customer account fees for services provided in connection with an investment in a Fund. Information concerning these services and any charges may be obtained from such Financial Institution. This Prospectus should be read in conjunction with any such information so received.

         From time to time, The Ohio Company, from its own resources, may provide compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by any Fund or its shareholders.

                       WHAT DISTRIBUTIONS WILL I RECEIVE?

         Dividends and distributions shall be made with such frequency (long term capital gains normally will be distributed only once annually) and in such amounts as the Group from time to time shall determine and shall be paid from net income and net realized capital gains of the Funds. It is the policy of each Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise in writing to the Transfer Agent, dividends and distributions will be made only in additional full and fractional Institutional Shares of a Fund and not in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Institutional Shares in a Fund.

         Each Fund's net investment income available for distribution to the holders of Institutional Shares will be reduced by the amount of administrative services fees paid under the Services Plan described below.

                    HOW MAY I REDEEM MY INSTITUTIONAL SHARES?

         Investors may redeem Institutional Shares of a Fund on any Business Day at the net asset value per Institutional Share next determined following receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

         As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Institutional Shares and may charge a fee for such services.

         The Group will make payment for redeemed Institutional Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Institutional Shares where such Institutional Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the applicable Fund). The purchase of Institutional Shares by wire transfer of federal funds would avoid any such delay.

         The Group intends to pay cash for all Institutional Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

         Due to the high cost of maintaining accounts, the Group reserves the right to redeem, at net asset value, involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in a Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in such Fund to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

         Shareholders may redeem Institutional Shares of a Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

         Shareholders may redeem Institutional Shares of a Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

         Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Funds or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Institutional Shares by mail as described above.

                  WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?

ACH PROCESSING

         The Group offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Institutional Shares and/or electronically transfer distributions paid on Institutional Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

         Holders of Institutional Shares of a Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange, at respective net asset values, Institutional Shares of any Fund for Institutional Shares of another Fund or for:

         Institutional Shares of Cardinal
         Government Obligations Fund, a fund
         investing in securities issued or
         guaranteed by the U.S. Government;

         Shares of Cardinal Government Securities
         Money Market Fund, a U.S. Government securities money market fund; or

         Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund.

         The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of a Fund by telephone. Neither the Group, the Funds nor any of their service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

         In the event the status of a shareholder or the capacity in which a shareholder holds his Institutional Shares changes such that he is no longer eligible to purchase or hold Institutional Shares of a Fund, then such Institutional Shares will be automatically exchanged for Investor Shares of such Fund at respective net asset values.

         For tax purposes, an exchange is treated as a redemption and a new purchase.

         The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Funds 60 days' advance written notice of any such modification or termination.

                       HOW IS NET ASSET VALUE CALCULATED?

         The net asset value of each Fund is determined once daily as of 4:00 P.M. Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of such Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of a Fund is computed by dividing the sum of the value of that Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class of such Fund then outstanding.

         The net asset value per share will fluctuate as the value of the investment portfolio of a Fund changes.

         Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotation System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Group uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

         Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

                      DO THE FUNDS PAY FEDERAL INCOME TAX?

         Each of the funds of the Group, including the Funds, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends 100% of such Fund's investment company taxable income (before deduction of dividends paid).

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

                              WHAT ABOUT MY TAXES?

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by a Fund bear to its gross income.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

         Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of each Fund's total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, no Fund will be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by such Fund. These taxes will be taken as a deduction by that Fund.

         The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in the Funds are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

         The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

                     WHO MANAGES MY INVESTMENT IN THE FUNDS?

         Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees, who are elected by the shareholders of the Group's funds and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.

         The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent and for providing certain fund accounting services. The Ohio Company receives no fees under its Distribution Agreement with the Group with respect to Institutional Shares of the Funds, but may receive fees under the Administrative Services Plan discussed below.

INVESTMENT ADVISER AND MANAGER

         Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of each of the Funds. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

         The Ohio Company, an investment banking firm organized in 1925, is a member of the New York Stock and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as the principal underwriter for each of the Cardinal Funds.

         In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Funds' investment objectives and policies, manages each Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the Reorganization with respect to the Cardinal Fund and since December 22, 1995, with respect to TCFI, the Cardinal Fund's predecessor, and since August 1995 with respect to the Aggressive Growth Fund, John Bevilacqua has been primarily responsible for the day-to-day management of the portfolio of such Funds. Mr. Bevilacqua has been a Vice President and Portfolio Manager for The Ohio Company since October, 1994. Prior thereto, and since February, 1984, Mr. Bevilacqua served as Second Vice President -- Investments for Midland Mutual Life Insurance Company, Columbus, Ohio. Since the Balanced Fund's inception, Barry G. McMahon has been primarily responsible for the day-to-day management of the Balanced Fund's portfolio. Mr. McMahon has been a portfolio manager with the Adviser since 1992. Prior thereto, Mr. McMahon was a portfolio manager with Columbus Mutual Life Insurance Company.

         In addition, pursuant to the Investment Advisory Agreement, the Adviser generally assists in all aspects of each Fund's administration and operation.

         For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group with respect to the Funds, the Adviser receives a fee from the Funds, computed daily and paid monthly at the following annual rates: with respect to the Cardinal Fund, 0.60% of such Fund's average daily net assets; and with respect to both the Balanced Fund and the Aggressive Growth Fund, 0.75% of such Funds' average daily net assets. While in the opinion of the staff of the Commission such fees with respect to the Balanced Fund and the Aggressive Growth Fund are higher than the advisory fee paid by most mutual funds, the Group's Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies.

         The Adviser may periodically waive all or a portion of its advisory fee with respect to a Fund to increase the net income of such Fund available for distribution as dividends. The waiver of such fee will cause the return and/or yield of such Fund to be higher than it would otherwise be in the absence of such a waiver.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

         The Group has entered into a Transfer Agency and Fund Accounting Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Funds' transfer agent and dividend disbursing agent. In consideration of such services, each Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Funds. The Transfer Agent receives a fee from each Fund for such services equal to a fee computed daily and paid periodically at an annual rate of .03% of that Fund's average daily net assets of up to $100 million and .01% of such Fund's average daily net assets in excess of $100 million.

DISTRIBUTOR

         The Group has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Funds will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank
W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company. The Ohio Company receives no compensation under the Distributor's Contract with respect to distribution of the Institutional Shares of the Funds.

EXPENSES

         The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Funds. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Institutional Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.

ADMINISTRATIVE SERVICES PLAN

         The Group has adopted an Administrative Services Plan with respect to each Fund's Institutional Shares (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to Financial Institutions, which may include The Ohio Company, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers, account holders or beneficiaries (collectively, "customers") who are the beneficial or record owner of Institutional Shares of a Fund. In consideration for such services, a Financial Institution receives a fee from such Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Institutional Shares of that Fund owned beneficially or of record by such Financial Institution's customers for whom the Financial Institution provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Financial Institutions receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Institutional Shares of the Funds, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Institutional Shares of that Fund, providing sub-accounting with respect to Institutional Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Institutional Shares of a Fund pursuant to specific or pre-authorized instructions.

         As authorized by the Services Plan, the Group has entered into a Servicing Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain administrative support services in connection with Institutional Shares of the Funds owned of record or beneficially by its customers for whom The Ohio Company provides fiduciary or trust services. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from the Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Institutional Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by The Ohio Company; (v) providing sub-accounting with respect to the Institutional Shares beneficially owned by The Ohio Company's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the

Institutional Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of each Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of twenty-five one-hundredths of one percent (.25%) of the average aggregate net asset value of Institutional Shares of that Fund held during the period by customers for whom The Ohio Company has provided services under the Servicing Agreement. Any fees paid by a Fund to Financial Institutions under the Services Plan will be borne solely by the Institutional Shares of that Fund.

CUSTODIAN

         The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Funds' custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Funds.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

         The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each only have one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

         Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of The Cardinal Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of The Cardinal Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to The Cardinal Fund or any of The Cardinal Fund's fundamental policies.

         Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUNDS?" Individual Trustees are elected by the shareholders of the Group and may be removed by the Board of

Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

         An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

         The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

         Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling (800) 282-9446.

         Shareholders will receive unaudited semi-annual reports describing the investment operations of the Funds and annual financial reports audited by independent auditors.

                                     Investment Adviser and Manager
                                              Cardinal Management Corp.
                                              155 East Broad Street
                                              Columbus, Ohio 43215

                                     Distributor
                                              The Ohio Company
                                              155 East Broad Street
                                              Columbus, Ohio  43215

                                     Transfer Agent and Dividend Paying Agent
                                              Cardinal Management Corp.
                                              215 East Capital Street
                                              Columbus, Ohio 43215

                                     Custodian
                                              The Fifth Third Bank
                                              38 Fountain Square Plaza
                                              Cincinnati, Ohio 45263

                                     Legal Counsel
                                              Baker & Hostetler
                                              65 East State Street
                                              Columbus, Ohio  43215

                                     Independent Auditors
                                              KPMG Peat Marwick LLP
                                              Two Nationwide Plaza
                                              Columbus, Ohio  43215

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

PROSPECTUS HIGHLIGHTS...........................................................................................  3
FEE TABLE.......................................................................................................  5
FINANCIAL HIGHLIGHTS............................................................................................  6
PERFORMANCE INFORMATION......................................................................................... 11
WHAT ARE THE FUNDS?............................................................................................. 12
WHAT ARE THE INVESTMENT OBJECTIVES
         AND POLICIES OF THE FUNDS?............................................................................. 13
HOW DO I PURCHASE INSTITUTIONAL
         SHARES OF THE FUNDS?................................................................................... 26
WHAT DISTRIBUTIONS WILL I RECEIVE?.............................................................................. 27
HOW MAY I REDEEM MY INSTITUTIONAL
         SHARES?................................................................................................ 27
WHAT OTHER SHAREHOLDER PROGRAMS
         ARE PROVIDED?.......................................................................................... 29
HOW IS NET ASSET VALUE CALCULATED?.............................................................................. 31
DO THE FUNDS PAY FEDERAL INCOME TAX?............................................................................ 31
WHAT ABOUT MY TAXES?............................................................................................ 32
WHO MANAGES MY INVESTMENT
         IN THE FUNDS?.......................................................................................... 33
WHAT ARE MY RIGHTS AS A SHAREHOLDER?............................................................................ 37

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, the Adviser, or The Ohio Company. This Prospectus does not constitute an offer by the Funds or by The Ohio Company to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.


                                   PROSPECTUS


                               December 2, 1996

                                THE OHIO COMPANY

                                THE CARDINAL FUND

                                    CARDINAL
                                  BALANCED FUND

                               CARDINAL AGGRESSIVE
                                   GROWTH FUND

                              INSTITUTIONAL SHARES


                                     [LOGO]
                                 CARDINAL FUNDS

                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                         One Fund of The Cardinal Group

                                 Investor Shares

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

         Part A of Form N-1A Item No.     Caption(s) in Prospectus
         ----------------------------     ------------------------
1.(a)(i) .............................    Cover Page
    (ii) .............................    Cover Page
   (iii) .............................    Cover Page
    (iv) .............................    Cover Page
     (v) .............................    Cover Page
    (vi) .............................    *
    (vii).............................    *
  (b) ................................    *
2.(a)(i) .............................    "Fee Table"
    (ii) .............................    *
  (b) ................................    "Prospectus Highlights"
  (c) ................................    "Prospectus Highlights"
3.(a) ................................    "Financial Highlights"
  (b) ................................    *
  (c) ................................    "Performance Information"
  (d) ................................    "Performance Information"
4.(a)(i)(A) ..........................    "What Is The Fund?"
     (i)(B) ..........................    "What Is The Fund?"
    (ii) .............................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Fund?"
    (ii)(A) ..........................    *
    (ii)(B)(1) .......................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Fund?"
    (ii)(B)(2) .......................    *
    (ii)(C) ..........................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Fund?"
    (ii)(D) ..........................    "What Are The Investment
                                          Objectives And Policies Of
                                          The Fund?"
  (b)(i) .............................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Fund?"

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

       Part A of Form N-1A Item No.       Caption(s) in Prospectus
       ----------------------------       ------------------------
 (ii) ................................    "What Are The Investment
                                          Objectives And Policies
                                          Of The Fund?"
  (c) ................................    "What Are The Investment
                                          Objectives and Policies
                                          Of The Fund?"
5.(a) ................................    "Who Manages My
                                          Investment In The Fund?"
  (b)(i) .............................    "Who Manages My
                                          Investment In The Fund?"
  (b)(ii) ............................    "Who Manages My
                                          Investment In The Fund?"
  (b)(iii) ...........................    "Who Manages My
                                          Investment In The Fund?"
  (c) ................................    "Who Manages My
                                          Investment In The Fund?"
  (d) ................................    "Who Manages My
                                          Investment In The Fund?"
  (e) ................................    "Who Manages My
                                          Investment In The Fund?"
  (f) ................................    "Who Manages My
                                          Investment In The Fund?"
  (g)(i)(A) ..........................    *
  (g)(i)(B) ..........................    *
  (g)(i)(C) ..........................    *
  (g)(ii) ............................    *
5A.(a)................................    *
  (b) ................................    *
  (c) ................................    *
6.(a) ................................    "What Are My Rights As A
                                          Shareholder?"
  (b) ................................    "What Are My Rights As A
                                          Shareholder?"
  (c) ................................    *
  (d) ................................    "What Are My Rights As A
                                          Shareholder?"
  (e) ................................    "What Are My Rights As A
                                          Shareholder?"; "Who
                                          Provides Shareholder
                                          Reports?"
  (f) ................................    "What Distributions Will
                                          I Receive?"
  (g) ................................    "Does The Fund Pay
                                          Federal Income Tax?";
                                          "What About My Taxes?"

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

  (h) ................................    Cover Page; "What Are My
                                          Rights as a Shareholder?"
7.(a) ................................    "How Do I Purchase
                                          Investor Shares Of The
                                          Fund?"
  (b) ................................    "How Do I Purchase
                                          Investor Shares Of The
                                          Fund?"; "How Is Net Asset
                                          Value Calculated?"
  (c) ................................    "How May I Qualify For
                                          Quantity Discounts?"
  (d) ................................    "How Do I Purchase
                                          Investor Shares Of The
                                          Fund?"
  (e) ................................   "Who Manages My
                                          Investment In The Fund?"
  (f) ................................    "Who Manages My
                                          Investment In The Fund?"
8.(a) ................................    "How May I Redeem My
                                          Investor Shares?"
  (b) ................................    "How May I Redeem My
                                          Investor Shares?"
  (c) ................................    "How May I Redeem My
                                          Investor Shares?"
  (d) ................................    "How May I Redeem My
                                          Investor Shares?"
9.  ..................................    *

-----------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS____________________________________________________________________

                                     [LOGO]

                      CARDINAL GOVERNMENT OBLIGATIONS FUND
                                INVESTOR SHARES


Cardinal Government Obligations Fund (the "Fund") is a diversified investment fund of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). The Fund offers multiple classes of Shares.

The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment. There can be no assurance that the Fund's investment objectives will be achieved.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

                     FOR FURTHER INFORMATION REGARDING THE
                      FUND OR FOR ASSISTANCE IN OPENING AN
                    ACCOUNT OR REDEEMING SHARES, PLEASE CALL
                           (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                      TO THE FUND AT ITS PRINCIPAL OFFICE:
                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------


The Prospectus relates only to one class of Shares of Cardinal Government Obligations Fund -- Investor Shares. Investor Shares of the Fund are offered to the public. The Fund also offers Institutional Shares to certain qualified institutions. Interested persons who wish to obtain prospectuses of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, Cardinal Government Securities Money Market Fund or Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Institutional Shares of the Fund should contact The Ohio Company. Additional information about the Fund, contained in a Statement Of Additional Information dated October 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            [THE OHIO COMPANY LOGO]

                The date of this Prospectus is December 2, 1996.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES..........  The Fund seeks to maximize safety of capital and, consistent with such objective, earn the highest
                                 available current income obtainable from government
                                 securities. (See page 7.)
INVESTMENT POLICIES............  Under normal market conditions, the Fund invests substantially all but in no event less than 65% of its
                                 total assets in obligations issued or guaranteed by the
                                 U.S. Government, its agencies or instrumentalities and
                                 repurchase agreements secured by securities of the U.S.
                                 Government. Under present market conditions, the Fund
                                 expects to invest a substantial amount of its portfolio
                                 in Ginnie Mae certificates. These investments entail
                                 certain risks. (See pages 7 and 8.)
CURRENT INCOME.................  Dividends are declared daily and distributions are generally made monthly as the Group shall determine.
                                 Long-term capital gains, if any, are distributed
                                 annually. (See page 14.)
RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as the Fund involves a certain amount of risk and may not be suitable for all
                                 investors. Some investment policies of the Fund may
                                 entail certain risks. (See "WHAT ARE THE INVESTMENT
                                 OBJECTIVES AND POLICIES OF THE FUND? -- Risk Factors and
                                 Investment Techniques" on pages 8 through 11.)
PURCHASES......................  There is a minimum initial investment of $1,000 with subsequent minimums of $50. (See page 11.) Purchases are
                                 made at the public offering price which is equal to net
                                 asset value per share plus a sales charge. This charge is
                                 equal to 4.50% of the public offering price (4.71% of net
                                 amount invested) reduced on investments of $100,000 or
                                 more (see page 12).
REDEMPTIONS....................  Shares can be redeemed at net asset value per share without charge, if redeemed through the Fund's
                                 distributor, The Ohio Company. (See page 14.)
INVESTMENT ADVISER AND
  MANAGER......................  Cardinal Management Corp. (the "Adviser"), a wholly-owned subsidiary of The Ohio Company, is the Fund's investment
                                 adviser. The Adviser also serves as investment adviser
                                 for The Cardinal Fund, Cardinal Government Securities
                                 Money Market Fund, Cardinal Tax Exempt Money Market Fund,
                                 Cardinal Balanced Fund and Cardinal Aggressive Growth
                                 Fund (collectively, with the Fund, the "Cardinal Funds").
                                 (See page 19.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

                                                                                   INVESTOR SHARES
                                                                                  -----------------
     SHAREHOLDER TRANSACTION EXPENSES
          Maximum Sales Load Imposed on Purchases (as a percentage of offering
           price)(1)..........................................................           4.50%
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
          Management Fees.....................................................            .50%
          12b-1 Fees..........................................................            .25
          Other Expenses......................................................            .25
                                                                                     --------
               Total Fund Operating Expenses..................................           1.00%
                                                                                     =========

                EXAMPLE                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
----------------------------------------    ----------     ----------     ----------     ----------
You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period:................       $ 55           $ 75           $ 98           $162

(1) The sales charge may be eliminated or reduced under certain circumstances. See "HOW DO I PURCHASE INVESTOR SHARES OF THE FUND?" below.

The information set forth in the foregoing Fee Table and Example relates only to Investor Shares of the Fund. The Fund also offers another class of Shares known as Institutional Shares. The two classes of Shares of the Fund are subject to the same expenses except that Institutional Shares are not subject to a Rule 12b-1 fee and are not sold with a sales charge but are subject to an administrative services fee.

The purpose of the above table is to assist a potential purchaser of the Fund's Investor Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights with respect to each of the nine fiscal years ended September 30, 1995 through 1987, and the period from February 3, 1986, through September 30, 1986, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon together with certain financial statements, are contained in the Fund's statement of Additional Information and which may be obtained by shareholders and prospective investors.

The financial information for the period ended March 31, 1996, has not been audited.

The following Financial Highlights reflect the operations of Cardinal Government Obligations Fund ("CGOF"), the Fund's predecessor. On May 1, 1996, the Fund acquired all of the assets and liabilities of CGOF and is deemed to have succeeded to the financial and performance history of CGOF.


Effective October 31, 1996, the Board of Trustees of the Group reclassified the Fund's outstanding Shares into Investor Shares. The financial information provided below and in the Statement of Additional Information is for periods prior to such reclassification.


FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS ENDED                             YEARS ENDED SEPTEMBER 30,
                                      MARCH 31, 1996      -------------------------------------------------------------------------
                                       (UNAUDITED)          1995         1994         1993         1992         1991         1990
                                     ----------------     --------     --------     --------     --------     --------     --------
Net asset value, Beginning of
  period.............................     $   8.18        $   7.96     $   8.63     $   8.95     $   8.99     $   8.71     $   8.71
Income from investment operations:
  Net investment income..............          .31             .64          .66          .74          .80          .81          .84
  Net gains or losses on securities
    (both realized and unrealized)...         (.02)            .22         (.68)        (.32)        (.04)         .28           --
                                          ---------       --------     --------     --------     --------     --------     --------
  Total from investment operations...          .29             .86         (.02)         .42          .76         1.09          .84
                                          ---------       --------     --------     --------     --------     --------     --------
Less Distributions:
  Dividends (from net investment
    income)..........................         (.33)           (.64)        (.65)        (.74)        (.80)        (.81)        (.84)
  Distributions (from capital
    gains)...........................           --              --           --           --           --           --           --
  Returns of capital.................           --              --           --           --           --           --           --
                                          ---------       --------     --------     --------     --------     --------     --------
  Total Distributions................         (.33)           (.64)        (.65)        (.74)        (.80)        (.81)        (.84)
Net asset value, End of period.......     $   8.14        $   8.18     $   7.96     $   8.63     $   8.95     $   8.99     $   8.71
                                          =========       =========    =========    =========    =========    =========    =========
Total Return***......................         3.33%          11.27%       (0.27%)       4.83%        8.87%       13.07%       10.03%
Ratios/Supplemental Data:
  Net assets, End of period (000)
    omitted..........................     $144,406        $151,711     $169,529     $208,883     $172,139     $128,569     $114,890
  Ratio of expenses to average net
    assets**.........................         0.77%           0.76%        0.75%        0.73%        0.76%        0.76%        0.76%
  Ratio of net investment income to
    average net assets**.............         7.39%           7.93%        7.88%        8.32%        8.89%        9.20%        9.55%
  Portfolio Turnover Rate............        13.78%          36.71%       21.95%       24.94%       17.15%       34.81%       30.90%

                                                                                                                 PERIOD FROM
                                                                                                               FEBRUARY 3, 1986
                                                                                                                   (DATE OF
                                                                                                               COMMENCEMENT OF
                                                                     YEARS ENDED SEPTEMBER 30,                   OPERATIONS)
                                                           ----------------------------------------------     THROUGH SEPTEMBER
                                                               1989             1988             1987             30, 1986*
                                                           ------------     ------------     ------------     ------------------
Net asset value, Beginning of period...................      $   8.82         $   8.60         $   9.39            $   9.53
Income from investment operations:
  Net investment income................................           .84              .86              .90                 .59
  Net gains or losses on securities (both realized and
    unrealized)........................................          (.11)             .22             (.80)               (.11)
                                                             ----------       ----------       ----------          --------
  Total from investment operations.....................           .73             1.08              .10                 .48
                                                             ----------       ----------       ----------          --------
Less Distributions:
  Dividends (from net investment income)...............          (.84)            (.86)            (.89)               (.59)
  Distributions (from capital gains)...................            --               --               --                  --
  Returns of capital...................................            --               --               --                (.03)
                                                             ----------       ----------       ----------          --------
  Total Distributions..................................          (.84)            (.86)            (.89)               (.62)
Net asset value, End of period.........................      $   8.71         $   8.82         $   8.60            $   9.39
                                                             ==========       ==========       ==========          ========
  Total Return***......................................          8.81%           12.94%             .82%               5.63%(a)
Ratios/Supplemental Data:
  Net assets, End of period (000) omitted..............      $118,958         $146,745         $147,491            $129,629
  Ratio of expenses to average net assets**............          0.73%            0.74%            0.49%               0.87%
  Ratio of net investment income to average net
    assets**...........................................          9.73%            9.64%           10.03%               9.37%
  Portfolio Turnover Rate..............................           .92%            5.76%           45.71%                  0%

---------------

  * CGOF's operations commenced February 3, 1986. Through February 3, 1986, the only transaction of CGOF was its initial capitalization through the sale of 10,493 Shares for $100,000 to Cardinal Management Corp., the investment adviser to CGOF.

 ** Percentages for less than twelve month periods are annualized.

*** The total return figure does not reflect the imposition of the maximum front-end sales load.

(a) This total return figure reflects aggregate total return instead of average annual total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

See notes to financial statements appearing in the Fund's Statement Of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund may advertise its average annual total return, cumulative return and/or yield. SUCH RETURN AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in a class of Shares of the Fund over certain specified periods since the establishment of the Fund (including the term of CGOF's operations). The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge (currently 4.5% with respect to Investor Shares only) is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge were not deducted, the average annual total return, cumulative return and yield advertised would be higher.

In addition, from time to time the Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for the Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

Investors may also judge the performance of any class of Shares of the Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc. and Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of each class of Shares of the Fund is contained in an Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Investor and Institutional Shares, the net yield and total return on each class can be expected, at any given time, to differ from the net yield and total return of the other class.

--------------------------------------------------------------------------------
WHAT IS THE FUND?
--------------------------------------------------------------------------------

The Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized for the purpose of acquiring all of the assets and liabilities of CGOF to effect a reorganization of CGOF from a stand-alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

The Fund is designed for individuals, corporations, fiduciaries, and institutions who wish to invest for current income in a diversified, professionally managed portfolio of securities issued by the U.S. Government and securities directly guaranteed by the full faith and credit of the U.S. Government -- without having to become involved in the detailed accounting and safekeeping procedures normally associated with direct investment in these securities.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?
--------------------------------------------------------------------------------

IN GENERAL

The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment.

The Fund's investment objectives are a fundamental policy of the Fund, which means that they may be changed only with the approval of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). There can be no assurance that the investment objectives of the Fund will be achieved.

Under normal market conditions, the Fund will invest substantially all, but in no event less than 65% of the value of its total assets, in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also invest, under normal market conditions, in the fixed income instruments described below and in repurchase agreements. It may also engage in the options transactions described below.

The Fund may, for daily cash management purposes, invest in high quality money market securities and in repurchase agreements. In addition, the Fund may invest, without limit, in any combination of U.S. Government Securities, money market securities and repurchase agreements when, in the opinion of the Adviser, it is determined that a temporary defensive position is warranted based upon current market conditions. The Fund may also invest in securities of other investment companies, as described more fully below.

The types of U.S. Government Securities invested in by the Fund will include obligations issued by or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

Certain securities held by the Fund may have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-through certificates purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through certificates purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

Certain debt securities such as, but not limited to, mortgage backed securities, as well as other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

Under present market conditions, the Fund expects to invest a substantial amount of its portfolio in Ginnie Mae certificates, which are mortgage-backed securities representing part ownership in a specific pool of mortgage loans insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Veterans Administration. Should market or economic conditions warrant, this practice may be changed at the discretion of the Adviser. Ginnie Mae guarantees the timely payment of monthly installments of principal and interest on its certificates, when due, whether or not payments are received on the underlying mortgage loans, and the full faith and credit of the United States is pledged to the timely payment by Ginnie Mae of such principal and interest.

Although the mortgage loans in the pool underlying a Ginnie Mae certificate will have maturities of up to thirty years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates and general economic conditions. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the Ginnie Mae certificates and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the Ginnie Mae certificates and extending the period of time over which income at the lower rates is received. Accordingly, it is not possible to accurately predict the average life of a particular pool. Standard practice is to treat Ginnie Mae certificates as having effective maturities of twelve years. Reinvestment of principal payments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, Ginnie Mae certificates can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL. Like any investment program, an investment in the Fund entails certain risks. The value of the Fund's portfolio securities, and therefore the Fund's net asset value per share, may increase or decrease due to various factors, principally changes in prevailing interest rates. Generally, a rise in interest rates will result in a decrease in the Fund's net asset value per share, while a drop in interest rates will result in an increase in the Fund's net asset value per share.

The Fund may invest in put and call options and futures, as described below. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 10% of its total assets in such derivatives at any one time.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, the Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may also purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

The Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.

PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Fund may purchase put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase put options only on securities in which the Fund may otherwise invest. The Fund may also engage in writing call options from time to time as the Adviser deems appropriate. The Fund will write only covered call options (options on securities owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities subject to such options would exceed 25% of the net assets of the Fund.

The Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, the Fund will write only covered index call options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist the Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Fund's Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

The Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
        (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

     4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund shall not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

--------------------------------------------------------------------------------
HOW DO I PURCHASE INVESTOR SHARES OF THE FUND?
--------------------------------------------------------------------------------

GENERAL

The Fund's Investor Shares may be purchased at the public offering price, as described below under "Public Offering Price," through The Ohio Company, principal underwriter of the Fund's Investor Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Investor Shares of the Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Investor Shares may also be purchased by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested properly, you must call The Ohio Company to obtain the necessary instructions and information.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan, as described below, must be at least $50. Subsequent investments must be in amounts of at least $50.

The Group reserves the right to reject any order for the purchase of Investor Shares in whole or in part. You will receive a confirmation of each new transaction in your account, which will also show the total number of Investor Shares owned by you and the number of Investor Shares being held in safekeeping by Cardinal Management Corp., as the Fund's transfer agent (the "Transfer Agent"), for your account. Certificates representing Investor Shares will not be issued.

PUBLIC OFFERING PRICE

The public offering price of Investor Shares of the Fund is the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company, its agents or broker-dealers with whom it has an agreement, of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%            4.50%         4.00%
   $100,000 but less than $250,000....................         3.63             3.50          3.00
   $250,000 but less than $500,000....................         2.56             2.50          2.00
   $500,000 but less than $1,000,000..................         1.52             1.50          1.00
   $1,000,000 or more.................................         0.50             0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.

No sales charge is imposed on purchases of Shares by (1) officers, trustees, and employees of the Group, or (2) full-time employees of The Ohio Company or the Adviser who have been such for at least 90 days or by qualified retirement plans for such persons. The Ohio Company may change or eliminate the foregoing waivers at any time. The Ohio Company may also periodically waive all or a portion of the sales charge for all investors with respect to the Fund.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Fund has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Investor Shares of the Fund on the periodic basis you select. Confirmation of your purchase of the Fund's Investor Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
--------------------------------------------------------------------------------

LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Investor Shares of the Fund and of Investor Shares of any other Cardinal Fund sold with a sales charge (a "Cardinal Load Fund") during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of Investor Shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Investor Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the Investor Shares actually purchased. If the full amount indicated is not purchased, such escrowed Investor Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Investor Shares, whether paid in cash or reinvested in additional Investor Shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed Investor Shares will not be available for disposal by you until all purchases pursuant to the letter of intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional Investor Shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Investor Shares of the Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Investor Shares of the Fund at the total public offering price of $50,000 and Investor Shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge paid by you would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of Investor Shares of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Investor Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Investor Shares where the total public offering price of Investor Shares then being purchased plus the then aggregate current net asset value of Investor Shares of the Fund and of Investor Shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) the then current net asset value of Investor Shares of the Fund and of Investor Shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of Investor Shares held in your account, you may include Investor Shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

A dividend consisting of net income is declared daily to Shareholders of the Fund at the close of business on the day of declaration, and such dividends are generally paid monthly. Dividends consisting of long-term capital gains normally will be distributed only once annually. Dividends and distributions will be paid only in additional Investor Shares and not in cash; except, however, that for dividends and distributions of $10 or more, a shareholder may specifically request that such amounts be paid to him in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Investor Shares in the Fund.

The Fund's net investment income available for distribution to the holders of Investor Shares will be reduced by the amount of Rule 12b-1 fees paid out under the Plan described below.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY INVESTOR SHARES?
--------------------------------------------------------------------------------

Investors may redeem Investor Shares of the Fund on any Business Day at the net asset value per Investor Share next determined following the receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Investor Shares and may charge a fee for such services.

The Group will make payment for redeemed Investor Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Investor Shares where such Investor Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Investor Shares by wire transfer of federal funds would avoid any such delay.

The Group intends to pay cash for all Investor Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Group reserves the right to redeem, at net asset value, involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in the Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in the Fund to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may redeem Investor Shares of the Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may redeem Investor Shares of the Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Investor Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Investor Shares of the Fund having a total value of $25,000 or more at the current net asset value, you may elect to redeem your Investor Shares monthly or quarterly in amounts of $50 or more, pursuant to the Fund's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Fund offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Investor Shares and/or electronically transfer distributions paid on Investor Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Holders of Investor Shares of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange, at respective net asset values, Investor Shares of the Fund for:

    Investor Shares of Cardinal Aggressive Growth Fund, an equity fund seeking appreciation of capital (upon the payment of the applicable sales charge);

    Investor Shares of Cardinal Balanced Fund, a fund seeking current income and long-term growth of both capital and income (upon the payment of the applicable sales charge);

    Investor Shares of The Cardinal Fund,
    an equity fund seeking long-term growth
    of capital and income (upon the payment of the applicable sales charge);

    Shares of Cardinal Government Securities Money Market Fund, a U.S. Government securities money market fund
    (without payment of any sales charge); or

    Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund
    (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by holders of Investor Shares, for whom the sales charge has been waived, for Investor Shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Investor Shares by all other shareholders for Investor Shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Investor Shares of such Cardinal Load Fund and the sales charge previously paid on the Investor Shares to be exchanged.

The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of the Fund by telephone. Neither the Group, the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Investor Shares of the Fund for purposes of calculating the gain or loss realized upon an exchange of those Investor Shares within 90 days of their purchase.

The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of the Fund is determined once daily as of 4:00 P.M. Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that class then outstanding.

The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. The Fund uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DOES THE FUND PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

Each of the funds of the Group, including the Fund, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. Since all of the Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends-received deduction for corporations.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUND?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees, who are elected by the shareholders of the Group's funds and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise it in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.

The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent and for providing certain fund accounting services. The Ohio Company receives no fees under its Distribution Agreement with the Group but, with respect to Investor Shares only, may retain all or a portion of the sales charge and receives fees under the Distribution Plan discussed below.

INVESTMENT ADVISER AND MANAGER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of the Fund. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

The Ohio Company, an investment banking firm organized in 1925, is a member of the New York Stock and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as principal underwriter for each of the Cardinal Funds.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Fund's investment objectives and policies, manages the Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the inception of CGOF (the Fund's predecessor) and since the Reorganization with respect to the Fund, John R. Carle has been primarily responsible for the day-to-day management of such Funds' portfolios. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971. In addition, pursuant to the Investment Advisory Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation.

For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group with respect to the Fund, the Adviser receives a fee from the Fund, computed daily and paid monthly at the annual rate of .50% of average net daily assets of the Fund. The Adviser may, however, periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The waiver of such fee will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

The Group has entered into a Transfer Agency and Fund Accounting Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $21 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Fund. The Transfer Agent receives a fee from the Fund for such services equal to a fee computed daily and paid periodically at an annual rate of .03% of the Fund's average daily net assets of up to $100 million and .01% of the Fund's average daily net assets in excess of $100 million.

DISTRIBUTOR

The Group has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.

EXPENSES

The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Investor Shares, as they deem appropriate ("Class Expenses"). Such expenses include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.

DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan with respect to its Investor Shares (the "Plan"), under which the Fund is authorized to pay The Ohio Company, as the Fund's principal underwriter, a periodic amount calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of the Investor Shares of the Fund. Such amount may be used by The Ohio Company to pay broker-dealers (including The Ohio Company), banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between The Ohio Company and the Participating Organization or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Under the Plan, a Participating Organization may include The Ohio Company, its subsidiaries, and its affiliates. The Ohio Company may from time to time waive all or a portion of the fees payable to it pursuant to the Plan. Any such waiver will cause the total return and yield of the Investor Shares of the Fund to be higher than it would otherwise be absent such a waiver.

As authorized by the Plan, The Ohio Company has entered into a Rule 12b-1 Agreement with the Group pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Investor Shares of the Fund purchased and held by The Ohio Company for the accounts of its customers and Investor Shares of the Fund purchased and held by customers of The Ohio Company directly, including, but not limited to, answering shareholder questions concerning the Fund, providing information to shareholders on their investments in the Investor Shares of the Fund and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Investor Shares held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. Such fees paid by the Group will be borne solely by the Investor Shares of the Fund. Such fee may exceed the actual costs incurred by The Ohio Company in providing such services.

In addition, The Ohio Company may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services such as those described above.

CUSTODIAN

The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and

CTEMMF each have only one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to the Fund or any of the Fund's fundamental policies.

Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUND?" Individual Trustees are elected by the shareholders of the Group and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling
(800) 282-9446.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Fund and annual financial reports audited by independent auditors.

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

------------------------------------------------------
------------------------------------------------------
               TABLE OF CONTENTS

                                             PAGE
                                            ------
PROSPECTUS HIGHLIGHTS.......................     2
FEE TABLE...................................     3
FINANCIAL HIGHLIGHTS........................     4
PERFORMANCE INFORMATION.....................     5
WHAT IS THE FUND?...........................     6
WHAT ARE THE INVESTMENT OBJECTIVES
  AND POLICIES OF THE FUND?.................     6
HOW DO I PURCHASE INVESTOR SHARES
  OF THE FUND?..............................    11
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?...    13
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    14
HOW MAY I REDEEM MY INVESTOR SHARES?........    14
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    16
HOW IS NET ASSET VALUE CALCULATED?..........    17
DOES THE FUND PAY FEDERAL INCOME TAX?.......    17
WHAT ABOUT MY TAXES?........................    18
WHO MANAGES MY INVESTMENT IN THE FUND?......    18
WHAT ARE MY RIGHTS AS A
  SHAREHOLDER?..............................    20

                  ------------------------

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE OHIO COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE OHIO COMPANY TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             ----------------------
                                   PROSPECTUS
                             ----------------------

                                December 2, 1996


                            [THE OHIO COMPANY LOGO]


                                    CARDINAL
                                   GOVERNMENT
                                OBLIGATIONS FUND
                                INVESTOR SHARES


                             [CARDINAL GROUP LOGO]

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                         One Fund of The Cardinal Group

                              INSTITUTIONAL SHARES

                        Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

         Part A of Form N-1A Item No.                         Caption(s) in Prospectus

1.(a)(i) .............................                        Cover Page
    (ii) .............................                        Cover Page
   (iii) .............................                        Cover Page
    (iv) .............................                        Cover Page
     (v) .............................                        Cover Page
    (vi) .............................                        *
    (vii).............................                        *
  (b) ................................                        *
2.(a)(i) .............................                        "Fee Table"
    (ii) .............................                        *
  (b) ................................                        "Prospectus Highlights"
  (c) ................................                        "Prospectus Highlights"
3.(a) ................................                        "Financial Highlights"
  (b) ................................                        *
  (c) ................................                        "Performance Information"
  (d) ................................                        "Performance Information"
4.(a)(i)(A) ..........................                        "What Is The Fund?"
     (i)(B) ..........................                        "What Is The Fund?"
    (ii) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii)(A) ..........................                        *
    (ii)(B)(1) .......................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii)(B)(2) .......................                        *
    (ii)(C) ..........................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii)(D) ..........................                        "What Are The Investment Objectives
                                                              And Polices Of The Fund?"
  (b)(i) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
  (c) ................................                        "What Are The Investment Objectives
                                                              and Policies Of The Fund?"
5.(a) ................................                        "Who Manages My Investment In The
                                                              Fund?"
  (b)(i) .............................                        "Who Manages My Investment In The
                                                              Fund?"
  (b)(ii) ............................                        "Who Manages My Investment In The
                                                              Fund?"

--------------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

         Part A of Form N-1A Item No.                         Caption(s) in Prospectus

   (b)(iii) ...........................                        "Who Manages My Investment In The
                                                               Fund?"
   (c) ................................                        "Who Manages My Investment In The
                                                               Fund?"
   (d) ................................                        "Who Manages My Investment In The
                                                               Fund?"
   (e) ................................                        "Who Manages My Investment In The
                                                               Fund?"
   (f) ................................                        "Who Manages My Investment In The
                                                               Fund?"
   (g)(i)(A) ..........................                        *
   (g)(i)(B) ..........................                        *
   (g)(i)(C) ..........................                        *
   (g)(ii) ............................                        *
5A.(a) ................................                        *
   (b) ................................                        *
   (c) ................................                        *
 6.(a) ................................                        "What Are My Rights As A
                                                               Shareholder?"
   (b) ................................                        "What Are My Rights As A
                                                               Shareholder?"
   (c) ................................                        *
   (d) ................................                        "What Are My Rights As A
                                                               Shareholder?"
   (e) ................................                        "What Are My Rights As A
                                                               Shareholder?"; "Who Provides
                                                               Shareholder Reports?"
   (f) ................................                        "What Distributions Will I Receive?"
   (g) ................................                        "Does The Fund Pay Federal Income
                                                               Tax?"; "What About My Taxes?"
   (h).................................                        Cover Page; "What Are My Rights As A
                                                               Shareholder?"
 7.(a) ................................                        "How Do I Purchase Institutional
                                                               Shares Of The Fund?"
   (b) ................................                        "How Do I Purchase Institutional
                                                               Shares Of The Fund?"; "How Is Net
                                                               Asset Value Calculated?"
   (c) ................................                        *
   (d) .................................                       "How Do I Purchase Institutional
                                                               Shares Of The Fund?"
   (e) .................................                       "Who Manages My Investment In The
                                                               Fund?"
   (f) .................................                       "Who Manages My Investment In The
                                                               Fund?"
 8.(a) .................................                       "How May I Redeem My Institutional
                                                               Shares?"
   (b) .................................                       "How May I Redeem My Institutional
                                                               Shares?"
   (c) .................................                       "How May I Redeem My Institutional
                                                               Shares?"
   (d) .................................                       "How May I Redeem My Institutional
                                                               Shares?"
 9.  ...................................                       *

--------------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS

                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                              INSTITUTIONAL SHARES

         Cardinal Government Obligations Fund (the "Fund") is a diversified investment fund of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares"). The Fund offers multiple classes of Shares.

         The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment. There can be no assurance that the Fund's investment objectives will be achieved.

         THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                    For further information regarding the Fund or for assistance in opening an account or redeeming Shares, please call (800) 282-9446 toll free.

                  Inquiries may also be made by mail addressed
                      to the Fund at its principal office:

                              155 East Broad Street
                              Columbus, Ohio 43215


         The Prospectus relates only to one class of Shares of Cardinal Government Obligations Fund - Institutional Shares. Institutional Shares of the Fund are offered to banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions acting in a fiduciary capacity on behalf of their customers or beneficiaries. The Fund also offers Investor Shares of the public. Interested persons who wish to obtain prospectuses of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, Cardinal Government Securities Money Market Fund or

Cardinal Tax Exempt Money Market Fund, the other funds of the Group, or of the Investor Shares of the Funds, should contact The Ohio Company. Additional information about the Fund, contained in a Statement Of Additional Information dated October 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.

         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
         ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
         CONTRARY IS A CRIMINAL OFFENSE.


                                THE OHIO COMPANY

               The date of this Prospectus is December 2, 1996.

PROSPECTUS HIGHLIGHTS

INVESTMENT OBJECTIVES.............................   The Fund seeks to maximize safety of
                                                     capital and, consistent with such
                                                     objective, earn the highest avail-
                                                     able current income obtainable from
                                                     government securities.  (See page
                                                     --.)

INVESTMENT POLICIES...............................   Under normal market conditions, the
                                                     Fund invests substantially all but
                                                     in no event less than 65% of its
                                                     total assets in obligations issued
                                                     or guaranteed by the U.S.
                                                     Government, its agencies or
                                                     instrumentalities and repurchase
                                                     agreements secured by securities of
                                                     the U.S. Government.  Under present
                                                     market conditions, the Fund expects
                                                     to invest a substantial amount of
                                                     its portfolio in Ginnie Mae
                                                     certificates.  These investments
                                                     entail certain risks.  (See page
                                                     --.)

CURRENT INCOME....................................   Dividends are declared daily and
                                                     distributions are generally made
                                                     monthly as the Group shall deter-
                                                     mine.  Long-term capital gains, if
                                                     any, are distributed annually.  (See
                                                     page__.)

RISK FACTORS AND SPECIAL
    CONSIDERATIONS................................   An investment in a mutual fund such
                                                     as the Fund involves a certain
                                                     amount of risk and may not be
                                                     suitable for all investors.  Some
                                                     investment policies of the Fund may
                                                     entail certain risks.  (See "WHAT
                                                     ARE THE INVESTMENT OBJECTIVES AND
                                                     POLICIES OF THE FUND? -- Risk
                                                     Factors and Investment Techniques"
                                                     on pages ___ through ___.)

PURCHASES.........................................   Purchases are made at the public
                                                     offering price which is equal to net
                                                     asset value per share.

REDEMPTIONS.......................................   Shares can be redeemed at net asset
                                                     value per share without
                                                     charge, if redeemed through
                                                     the Fund's distributor, The
                                                     Ohio Company. (See page
                                                     __.)

INVESTMENT ADVISER AND
     MANAGER......................................   Cardinal Management Corp. (the
                                                     "Adviser"), a wholly-owned subsi-
                                                     diary of The Ohio Company, is the
                                                     Fund's investment adviser.  The
                                                     Adviser also serves as investment
                                                     adviser for The Cardinal Fund,
                                                     Cardinal Government Securities Money
                                                     Market Fund, Cardinal Tax Exempt
                                                     Money Market Fund, Cardinal Balanced
                                                     Fund and Cardinal Aggressive Growth
                                                     Fund (collectively, with the Fund,
                                                     the "Cardinal Funds").  (See page
                                                     --.)

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES                                       Institutional Shares
                                                                       --------------------
   Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price)                                    0%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

   Management Fees                                                            .50%
   12b-1 Fees                                                                None
   Administrative Services Fee                                                .25
   Other Expenses                                                             .25
                                                                             ----
               Total Fund Operating Expenses                                 1.00%
                                                                             ====

EXAMPLE                                              1 Year   3 Years   5 Years   10 Years
                                                     ------   -------   -------   --------
You would pay the following expenses
on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at
the end of each time period:                           $10      $32      $55       $122

         The information set forth in the foregoing Fee Table and Example relates only to Institutional Shares of the Fund. The Fund also offers another class of Shares known as Investor Shares. The two classes of Shares of the Fund are subject to the same expenses except that the Investor Shares are not subject to an administrative services fee but are subject to a Rule 12b-1 fee and are sold with a front-end sales charge.

         The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS

         The following Financial Highlights with respect to each of the nine fiscal years ended September 30, 1995 through 1987, and the period from February 3, 1986, through September 30, 1986, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon together with certain financial statements, are contained in the Fund's Statement Of Additional Information and which may be obtained by shareholders and prospective investors.

         The financial information for the period ended March 31, 1996, has not been audited.

         The following Financial Highlights reflect the operations of Cardinal Government Obligations Fund ("CGOF"), the Fund's predecessor. On May 1, 1996, the Fund acquired all of the assets and liabilities of CGOF and is deemed to have succeeded to the financial and performance history of CGOF.

         Effective October 31, 1996, the Board of Trustees of the Group reclassified the Fund's outstanding Shares into Investor Shares. The financial information provided below and in the Statement of Additional Information is for periods prior to such reclassification.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             Years Ended September 30,
                                                             -------------------------
                                Six Months
                                  Ended
                                March 31,
                                  1996
                               (Unaudited)      1995        1994       1993        1992        1991         1990
                                --------      --------    --------   --------    --------    --------     --------
Net asset value,                   $8.18         $7.96       $8.63      $8.95       $8.99       $8.71        $8.71
  Beginning of period

Income from investment operations:
  Net investment income              .31           .64         .66        .74         .80         .81          .84

  Net gains or losses
    on securities
    (both realized
    and unrealized)                 (.02)          .22        (.68)      (.32)       (.04)        .28           --
                                --------      --------    --------   --------    --------    --------     --------

  Total from investment
    operations                       .29           .86        (.02)       .42         .76        1.09          .84
                                --------      --------    --------   --------    --------    --------     --------

Less Distributions:
  Dividends (from net
    investment income)              (.33)         (.64)       (.65)      (.74)       (.80)       (.81)        (.84)

  Distributions (from
    capital gains)                    --            --          --         --          --          --           --

  Returns of capital                  --            --          --         --          --          --           --
                                --------      --------    --------   --------    --------    --------     --------

  Total Distributions               (.33)         (.64)       (.65)      (.74)       (.80)       (.81)        (.84)

Net asset value, End
  of period                        $8.14         $8.18       $7.96      $8.63       $8.95       $8.99        $8.71
                                ========      ========    ========   ========    ========    ========     ========

Total Return***                     3.33%        11.27%      (0.27%)     4.83%       8.87%      13.07%       10.03%

Ratios/Supplemental Data:
Net Assets, End of
  period (000) omitted          $144,406      $151,711    $169,529   $208,883    $172,139    $128,569     $114,890

Ratio of expenses to
  average net assets**              0.77%         0.76%       0.75%      0.73%       0.76%       0.76%        0.76%

Ratio of net investment
  income to average
  net assets**                      7.39%         7.93%       7.88%      8.32%       8.89%       9.20%        9.55%

Portfolio Turnover Rate            13.78%        36.71%      21.95%     24.94%      17.15%      34.81%       30.90%

                                                                             Period From
                                          Years Ended                     February 3, 1986
                                          September 30,                (date of commencement
                                                                       of operations) through
                                1989            1988           1987      September 30, 1986*
                            -----------     -----------     -----------     -----------
Net asset value,
  Beginning of period       $      8.82    $       8.60    $       9.39    $       9.53
Income from investment
  operations:
  Net investment income             .84             .86             .90             .59
  Net gains or losses
    on securities
    (both realized
    and unrealized)                (.11)            .22            (.80)           (.11)
                            -----------     -----------     -----------     -----------
  Total from investment
    operations                      .73            1.08             .10             .48
                            -----------     -----------     -----------     -----------
Less Distributions:
  Dividends (from net
    investment income)             (.84)           (.86)           (.89)           (.59)
  Distributions (from
    capital gains)                   --              --              --              --
  Returns of capital                 --              --              --            (.03)
                            -----------     -----------     -----------     -----------
  Total Distributions              (.84)           (.86)           (.89)           (.62)
Net asset value, End
  of period                 $      8.71     $      8.82  $         8.60  $         9.39
                            ===========     ===========     ===========     ===========
Total Return***                    8.81%          12.94%            .82%           5.63%(a)

Ratios/Supplemental Data:
Net assets, End of          $   118,958     $   146,745     $   147,491     $   129,629
  period (000) omitted
Ratio of expenses to
  average net assets**             0.73%           0.74%           0.49%           0.87%
Ratio of net investment
  income to average
  net assets**                     9.73%           9.64%          10.03%           9.37%
Portfolio Turnover Rate             .92%           5.76%          45.71%              0%

         *CGOF's operations commenced February 3, 1986. Through February 3, 1986, the only transaction of CGOF was its initial capitalization through the sale of 10,493 Shares for $100,000 to Cardinal Management Corp., the investment adviser to CGOF.

         **Percentages for less than twelve month periods are annualized.

         ***The total return figure does not reflect the imposition of the maximum front-end sales load.

         (a) This total return figure reflects aggregate total return instead of average annual total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         See notes to financial statements appearing in the Fund's Statement Of Additional Information.

                             PERFORMANCE INFORMATION

         From time to time the Fund may advertise its average annual total return, cumulative return and/or yield. SUCH RETURN AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in the Fund over certain specified periods since the establishment of the Fund (including the term of CGOF's operations). The average annual total return over a period equates the amount of an initial investment in a class of Shares of the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge (if any) is deducted from the initial investment at the time of investment. Such figure is then annualized. The cumulative return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge, if any, is deducted from the initial investment. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge, if any, were not deducted, the average annual total return, cumulative return and yield advertised would be higher.

         In addition, from time to time the Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for the Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

         Investors may also judge the performance of any class of Shares of the Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Further information about the performance of each class of Shares of the Fund is contained in an Annual Report to Shareholders which may be obtained without charge by contacting the Group at the telephone number set forth on the cover page of this Prospectus. Performance quotations will be computed separately for Investor and Institutional Shares. Because of differences in the fees and/or expenses borne by Investor and Institutional Shares, the net yield and total return on each such class can be expected, at any given time, to differ from the net yield and total return of such other class.

                                WHAT IS THE FUND?

         The Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized for the purpose of acquiring all of the assets and liabilities of CGOF to effect a reorganization of CGOF from a stand-alone investment company to a separate series of the Group (the "Reorganization"). The Reorganization was effected as of May 1, 1996.

         The Fund is designed for individuals, corporations, fiduciaries, and institutions who wish to invest for current income in a diversified, professionally managed portfolio of securities issued by the U.S. Government and securities directly guaranteed by the full faith and credit of the U.S. Government -- without having to become involved in the detailed accounting and safekeeping procedures normally associated with direct investment in these securities.

                       WHAT ARE THE INVESTMENT OBJECTIVES
                            AND POLICIES OF THE FUND?

IN GENERAL

         The Fund's investment objectives are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment.

         The Fund's investment objectives are a fundamental policy of the Fund, which means that they may be changed only with the approval of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?). There can be no assurance that the investment objectives of the Fund will be achieved.

         Under normal market conditions, the Fund will invest substantially all, but in no event less than 65% of the value of its total assets, in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also invest, under normal market conditions, in the fixed income instruments described below and in repurchase agreements. It may also engage in the options transactions described below.

         The Fund may, for daily cash management purposes, invest in high quality money market securities and in repurchase agreements. In addition, the Fund may invest, without limit, in any combination of U.S. Government Securities, money market securities and repurchase agreements when, in the opinion of the Adviser, it is determined that a temporary defensive position is warranted based upon current market conditions. The Fund may also invest in securities of other investment companies, as described more fully below.

         The types of U.S. Government Securities invested in by the Fund will include obligations issued by or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal

National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

          Certain securities held by the Fund may have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-through certificates purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through certificates purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

         Certain debt securities such as, but not limited to, mortgage backed securities, as well as other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         Under present market conditions, the Fund expects to invest a substantial amount of its portfolio in Ginnie Mae certificates, which are mortgage-backed securities representing part ownership in a specific pool of mortgage loans insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Veterans Administration. Should market or economic conditions warrant, this practice may be changed at the discretion of the Adviser. Ginnie Mae guarantees the timely payment of monthly installments of principal and interest on its certificates, when due, whether or not payments are received on the underlying mortgage loans, and the full faith and credit of the United States is pledged to the timely payment by Ginnie Mae of such principal and interest.

         Although the mortgage loans in the pool underlying a Ginnie Mae certificate will have maturities of up to thirty years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates and general economic conditions. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the Ginnie Mae certificates and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the Ginnie Mae certificates and extending the period of time over which income at the lower rates is received. Accordingly, it is not possible to accurately predict the average life of a particular pool. Standard practice is to treat Ginnie Mae certificates as having effective maturities of twelve years. Reinvestment of principal payments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, Ginnie Mae certificates can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

RISK FACTORS AND INVESTMENT TECHNIQUES

         GENERAL. Like any investment program, an investment in the Fund entails certain risks. The value of the Fund's portfolio securities, and therefore the Fund's net asset value per share, may increase or decrease due to various factors, principally changes in prevailing interest rates. Generally, a rise in interest rates will result in a decrease in the Fund's net asset value per share, while a drop in interest rates will result in an increase in the Fund's net asset value per share.

         The Fund may invest in put and call options and futures, as described below. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 10% of its total assets in such derivatives at any one time.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, the Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. The Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements.

         WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may also purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

         The Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the Adviser to manage it might be adversely affected.

         PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Fund may purchase put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase put options only on securities in which the Fund may otherwise invest. The Fund may also engage in writing call options from time to time as the Adviser deems appropriate. The Fund will write only covered call options (options on securities owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities subject to such options would exceed 25% of the net assets of the Fund.

         The Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, the Fund will write only covered index call options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

         FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist the Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Fund's Statement of Additional Information.

INVESTMENT RESTRICTIONS

         The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

         The Fund will not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

                  4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

         The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund will not:

                  1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

               HOW DO I PURCHASE INSTITUTIONAL SHARES OF THE FUND?

GENERAL

         The Fund's Institutional Shares are continuously offered and may be purchased through procedures established by The Ohio Company, principal underwriter of the Fund's Shares, in connection with accounts for which banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions"). Normally, Financial Institutions will hold Institutional Shares of record for their customers or beneficiaries. With respect to Institutional Shares so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to The Ohio Company and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of Institutional Shares of the Fund may be recorded by the Institutions and reflected in the account statements provided to their customers.

         The Group reserves the right to reject any order for the purchase of Institutional Shares in whole or in part. The applicable Financial Institution will receive a confirmation of each new transaction in its account. Certificates representing Shares will not be issued.

         Institutional Shares are purchased at the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company or its agents of an order and payment. There is no sales charge imposed in connection with the purchase of Institutional Shares of the Fund. Depending upon the terms of a particular account, a Financial Institution may charge customer account fees for services provided in connection with an investment in the Fund. Information concerning these services and any charges may be obtained from such Financial Institution. This Prospectus should be read in conjunction with any such information so received.

         From time to time, The Ohio Company, from its own resources, may provide compensation to securities dealers in connection with sales of shares of the Cardinal Funds. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Cardinal Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Cardinal

Funds. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

                       WHAT DISTRIBUTIONS WILL I RECEIVE?

         A dividend consisting of net income is declared daily to Shareholders of the Fund at the close of business on the day of declaration, and such dividends are generally paid monthly. Dividends consisting of long-term capital gains normally will be distributed only once annually. Dividends and distributions will be paid only in additional Institutional Shares and not in cash; except, however, that for dividends and distributions of $10 or more, a shareholder may specifically request that such amounts be paid to him in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Institutional Shares in the Fund.

         The Fund's net investment income available for distribution to the holders of Institutional Shares will be reduced by the amount of administrative services fees paid under the Services Plan described below.

                    HOW MAY I REDEEM MY INSTITUTIONAL SHARES?

         Investors may redeem Institutional Shares of the Fund on any Business Day at the net asset value per Institutional Share next determined following the receipt by the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

         As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Institutional Shares and may charge a fee for such services.

         The Group will make payment for redeemed Institutional Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Institutional Shares where such Institutional Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Institutional Shares by wire transfer of federal funds would avoid any such delay.

         The Group intends to pay cash for all Institutional Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in readily marketable portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

         Due to the high cost of maintaining accounts, the Group reserves the right to redeem, at net asset value, involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in the Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed not less than 30 days to increase his investment in the Fund to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

         Shareholders may redeem Institutional Shares of the Fund by submitting a written request therefor to the Transfer Agent, at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the

Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

         Shareholders may redeem Institutional Shares of the Fund by calling the Group at the telephone number set forth on the front of this Prospectus. The shareholder may direct that the redemption proceeds be mailed to the address of record.

         Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also redeem their Institutional Shares by mail as described above.


                  WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?

ACH PROCESSING

         The Fund offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Institutional Shares and/or electronically transfer distributions paid on Institutional Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

         Holders of Institutional Shares of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange, at respective net asset values, Institutional
Shares of the Fund for:

         Institutional Shares of Cardinal Aggressive Growth Fund, an equity fund seeking appreciation of capital;

         Institutional Shares of Cardinal Balanced Fund, a fund seeking current income and long-term growth of both capital and income;

         Institutional Shares of The Cardinal Fund, an equity fund seeking long-term growth of capital and income;

         Shares of Cardinal Government Securities Money Market Fund, a U.S. Government securities money market fund; or

         Shares of Cardinal Tax Exempt Money Market Fund, a tax-free money market fund.

         The foregoing exchange privilege must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of the Fund by telephone. Neither the Group, the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

         In the event the status of a shareholder or the capacity in which a shareholder holds Institutional Shares changes such that he is no longer eligible to purchase or hold Institutional Shares of the Fund, then such Institutional Shares will be automatically exchanged for Investor Shares of the Fund at respective net asset value per share.

         For tax purposes, an exchange is treated as a redemption and a new purchase.

         The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

                       HOW IS NET ASSET VALUE CALCULATED?

         The net asset value of the Fund is determined once daily as of 4:00 P.M. Eastern Time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each class of Shares of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) allocable to such class minus all liabilities (including estimated accrued expenses) allocable to such class by the total number of Shares of that Class then outstanding.

         The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

         Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. The Fund uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

         Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Commission has by order permitted such suspension.

                      DOES THE FUND PAY FEDERAL INCOME TAX?

         Each of the funds of the Group, including the Fund, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

                              WHAT ABOUT MY TAXES?

         It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. Since all of the Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends-received deduction for corporations.

         Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

         Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

         The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

         The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

                     WHO MANAGES MY INVESTMENT IN THE FUND?

         Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees, who are elected by the shareholders of the Group's funds and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise it in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.

         The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent and for providing certain fund accounting services. The Ohio Company receives no fees under its Distribution Agreement with the Group with respect to Institutional Shares of the Fund but may receive fees under the Administrative Services Plan discussed below.

INVESTMENT ADVISER AND MANAGER

         Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of the Fund. The Adviser is also the investment adviser and manager of each of the other Cardinal Funds.

         The Ohio Company, an investment banking firm organized in 1925, is a member of the New York Stock and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of voting stock, may be considered controlling persons of The Ohio Company. The Ohio Company serves as principal underwriter for each of the Cardinal Funds.

         In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Fund's investment objectives and policies, manages the Fund, and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the inception of CGOF (the Fund's predecessor), John R. Carle has been primarily responsible for the day-to-day management of CGOF's portfolio. It is expected that, upon consummation of the Reorganization, Mr. Carle will be the portfolio manager for the Fund. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971. In addition, pursuant to the Investment Advisory Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation.

         For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group with respect to the Fund, the Adviser receives a fee from the Fund, computed daily and paid monthly at the annual rate of .50% of average net daily assets of the Fund. The Adviser may, however, periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The waiver of such fee will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

         The Group has entered into a Transfer Agency and Fund Accounting Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $21 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Fund. The Transfer Agent receives a fee from the Fund for such services equal to a fee computed daily and paid periodically at an annual rate of .03% of the Fund's average daily net assets of up to $100 million and .01% of the Fund's average daily net assets in excess of $100 million.

DISTRIBUTOR

         The Group has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank
W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company. The Ohio Company receives no compensation under the Distributor's Contract with respect to distribution of the Institutional Shares of the Fund.

EXPENSES

         The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Trustees reserve the right to allocate certain other expenses, which can reasonably be identified as relating to a particular class, solely to such class, including Institutional Shares as they deem appropriate ("Class Expense"). Such expense include (a) transfer agency fees identified as being attributable to a specific class; (b) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(c) Blue Sky registration fees incurred by a class of shares; (d) SEC registration fees incurred by a class; (e) expenses of administrative personnel and services as required to support the shareholders of a specific class; (f) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (g) trustees' fees or expenses incurred as a result of issues relating to one class; and (h) shareholder meeting costs that relate to a specific class.

ADMINISTRATIVE SERVICES PLAN

         The Group has adopted an Administrative Services Plan with respect to the Fund's Institutional Shares (the "Services Plan") pursuant to which the Fund is authorized to pay compensation to Financial Institutions, which may include The Ohio Company, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers, account holders or beneficiaries (collectively, "customers") who are the beneficial or record owner of Institutional Shares of the Fund. In consideration for such services, a Financial Institution receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Institutional Shares of the Fund owned beneficially or of record by such Financial Institution's customers for whom the Financial Institution provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Financial Institutions receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Institutional Shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Institutional Shares of the Fund, providing sub-accounting with respect to Institutional Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Institutional Shares of the Fund pursuant to specific or pre-authorized instructions.

         As authorized by the Services Plan, the Group has entered into a Servicing Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain administrative support services in connection with Institutional Shares of the Fund owned of record or beneficially by its customers for whom The Ohio Company provides fiduciary or trust services. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from the Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Institutional Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by The Ohio Company; (v) providing sub-accounting with respect to the Institutional Shares beneficially owned by The Ohio Company's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Institutional Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of the Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of twenty-five one-hundredths of one percent (.25%) of the average aggregate net asset value of Institutional Shares of the Fund held during the period by customers for whom The Ohio Company has provided services under the Servicing Agreement. Any fees paid by the Fund to Financial Institutions under the Services Plan will be borne solely by the Institutional Shares of the Fund.

CUSTODIAN

         The Group has appointed The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund.

                      WHAT ARE MY RIGHTS AS A SHAREHOLDER?

         The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of six funds. The shares of each of the funds of the Group, other than the two money market funds, Cardinal Government Securities Money Market Fund ("CGSMMF") and Cardinal Tax Exempt Money Market Fund ("CTEMMF"), are currently offered in two separate classes: Investor A Shares, otherwise referred to as Investor Shares, and Investor Y Shares, otherwise referred to as Institutional Shares. CGSMMF and CTEMMF each only have one class of shares. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

         Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the investment advisory agreement as it relates to the Fund or any of the Fund's fundamental policies.

         Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUND?" Individual Trustees are elected by the shareholders of the Group and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

         An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

         The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

         Shareholders should direct all inquiries concerning such matters to the Transfer Agent in writing to 215 East Capital Street, Columbus, Ohio 43215, or by calling (800) 282-9446.

         Shareholders will receive unaudited semi-annual reports describing the investment operations of the Fund and annual financial reports audited by independent auditors.

                                     Investment Adviser and Manager
                                              Cardinal Management Corp.
                                              155 East Broad Street
                                              Columbus, Ohio 43215

                                      Distributor
                                               The Ohio Company
                                               155 East Broad Street
                                               Columbus, Ohio  43215

                                      Transfer Agent and Dividend Paying Agent
                                               Cardinal Management Corp.
                                               215 East Capital Street
                                               Columbus, Ohio  43215

                                      Custodian
                                               The Fifth Third Bank
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio  45263

                                      Legal Counsel
                                               Baker & Hostetler
                                               65 East State Street
                                               Columbus, Ohio  43215

                                      Independent Auditors
                                               KPMG Peat Marwick LLP
                                               Two Nationwide Plaza
                                               Columbus, Ohio  43215

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
PROSPECTUS HIGHLIGHTS...........................................................................................  3
FEE TABLE.......................................................................................................  5
FINANCIAL HIGHLIGHTS............................................................................................  5
PERFORMANCE INFORMATION.........................................................................................  8
WHAT IS THE FUND?...............................................................................................  9
WHAT ARE THE INVESTMENT OBJECTIVES
         AND POLICIES OF THE FUND?.............................................................................. 10
HOW DO I PURCHASE INSTITUTIONAL
         SHARES OF THE FUND?.................................................................................... 18
WHAT DISTRIBUTIONS WILL I RECEIVE?.............................................................................. 19
HOW MAY I REDEEM MY INSTITUTIONAL
         SHARES?................................................................................................ 19
WHAT OTHER SHAREHOLDER PROGRAMS
         ARE PROVIDED?.......................................................................................... 21
HOW IS NET ASSET VALUE CALCULATED?.............................................................................. 23
DOES THE FUND PAY FEDERAL INCOME TAX?........................................................................... 23
WHAT ABOUT MY TAXES?............................................................................................ 24
WHO MANAGES MY INVESTMENT IN THE FUND?.......................................................................... 25
WHAT ARE MY RIGHTS AS A SHAREHOLDER?............................................................................ 28


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Adviser, or The Ohio Company. This Prospectus does not constitute an offer by the Fund or by The Ohio Company to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.


                                   PROSPECTUS

                               December 2, 1996

                                THE OHIO COMPANY


                                    CARDINAL
                                   GOVERNMENT
                                OBLIGATIONS FUND

                              INSTITUTIONAL SHARES

                                     [LOGO]
                                 CARDINAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

                                THE CARDINAL FUND

                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND

                      CARDINAL TAX EXEMPT MONEY MARKET FUND

                             CARDINAL BALANCED FUND

                         CARDINAL AGGRESSIVE GROWTH FUND

                          SIX INVESTMENT PORTFOLIOS OF

                               THE CARDINAL GROUP

         The Cardinal Fund ("TCF"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Government Securities Money Market Fund ("CGSMMF"), Cardinal Tax Exempt Money Market Fund ("CTEMMF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") (collectively, the "Funds" and individually a "Fund") are each a separate diversified, investment portfolio of The Cardinal Group, an open-end, management investment company (the "Group"). The investment objectives of TCF are long-term growth of capital and income. Current income is a secondary objective. The investment objectives of CGOF are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The investment objectives of CGSMMF are to maximize current income while preserving capital and maintaining liquidity. The investment objectives of CTEMMF are to maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. The investment objectives of CBF are current income and long-term growth of both capital and income. The investment objective of CAGF is appreciation of capital.

             -------------------------------------------------------

          For further information regarding the Funds or for assistance in opening an account or redeeming Shares, please call (800) 282-9446 toll free.

          Inquiries may also be made by mail addressed to the Group at its principal office:

                              155 East Broad Street
                              Columbus, Ohio 43215


         This Statement Of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of TCF, CGOF, CBF and CAGF, each dated as of October 31, 1996, and the Prospectus of CGSMMF and CTEMMF dated as of May 1, 1996, as supplemented to date, which have been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Prospectuses are available upon request without charge from the Group at the above address or by calling the phone number provided above.

                                December 2, 1996

                                TABLE OF CONTENTS
                                -----------------

                                                             Page
                                                             ----
THE CARDINAL GROUP.........................................   B-1

INVESTMENT OBJECTIVES AND POLICIES.........................   B-1

         Additional Information on Portfolio Instruments...   B-1
         Investment Restrictions...........................  B-15
         Portfolio Turnover................................  B-19

MANAGEMENT OF THE GROUP....................................  B-20

PRINCIPAL SHAREHOLDERS OF THE GROUP........................  B-24

THE ADVISER................................................  B-24

PORTFOLIO TRANSACTIONS.....................................  B-26

TRANSFER AND DIVIDEND AGENT AND FUND ACCOUNTANT............  B-29

EXPENSES ..................................................  B-30

THE DISTRIBUTOR............................................  B-32

CUSTODIAN..................................................  B-35

LEGAL COUNSEL AND INDEPENDENT AUDITORS.....................  B-35

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............  B-35

         Determination of Net Asset Value..................  B-37

TAXES    ..................................................  B-38

ADDITIONAL INFORMATION.....................................  B-42

         Description of Shares.............................  B-42
         Vote of a Majority of the Outstanding Shares......  B-43
         Miscellaneous.....................................  B-43

PERFORMANCE INFORMATION....................................  B-45

         Yield    .........................................  B-45
         Calculation of Total Return.......................  B-45
         Performance Comparisons...........................  B-47

FINANCIAL STATEMENTS.......................................  B-48

APPENDIX ..................................................   A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE CARDINAL GROUP

         The Cardinal Group (the "Group") is an open-end management investment company which currently offers six separate diversified investment portfolios, each with different investment objectives.

         This Statement of Additional Information contains information about The Cardinal Fund ("TCF"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Government Securities Money Market Fund ("CGSMMF"), Cardinal Tax Exempt Money Market Fund ("CTEMMF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") (collectively, the "Funds" and individually a "Fund").

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the respective Fund. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the Prospectus of that Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives and policies of the Funds as set forth in their respective Prospectuses.

         Bank Obligations. As described in its respective Prospectus, CTEMMF, CBF and CAGF may each invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by such Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, assets in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic banks and savings and loan associations, if at the time of investment the depository institution has assets in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Commercial paper in which each of the Funds, other than CGSMMF, may invest consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Such Funds will invest only in commercial paper which is rated at the time of purchase within the two highest rating groups assigned by one or more appropriate NRSROs, or if unrated, which the Adviser determines to be of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix.

         U.S. Government Obligations. CGOF and CGSMMF invest in, and TCF, CTEMMF, CBF and CAGF may invest in, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Municipal Securities. Municipal Securities which may be purchased by CTEMMF currently can be divided into two basic groups: Municipal Notes and Municipal Bonds.

         Municipal Notes generally provide capital for short-term needs and have maturities of one year or less. They include:

                  1. Project Notes. Project notes are sold through the Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. In low-income housing, proceeds from project notes are chiefly used for construction financing prior to permanent financing. In urban renewal the funds have generally been used for land acquisition and site improvements. (No new urban renewal projects are currently being undertaken as that program has been superseded by the Community Block Grant Program contained in the Housing and Community Development Act of 1974.) Project notes are issued by public bodies created under the laws of one of the states, territories or U.S. possessions and are referred to as Local Issuing Agencies. Project Notes generally range in maturity from three months to one year. While they are the primary obligations of the public housing agencies or the local urban renewal agencies which have issued them, they are also secured by the full faith and credit of the U.S. Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from project notes.

                  2. Tax Anticipation Notes. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of such governments. The notes are generally payable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

                  3. Revenue Anticipation Notes. Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the then current fiscal year.

                  4. Bond Anticipation Notes. Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes.

                  5. Construction Loan Notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association).

                  6. Tax-Exempt Commercial Paper. Tax-exempt commercial paper is issued by state and local governments and agencies thereof to finance seasonal working capital needs or in anticipation of longer term financing. The stated maturity is 365 days or less.

         Municipal Bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of one year at the time of issuance, although issues having variable interest rates with demand features may permit CTEMMF to treat them as having maturities of less than 397 days. See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION -Determination of Net Asset Value" herein and "HOW IS NET ASSET VALUE CALCULATED?" in CTEMMF's Prospectus.

                  1. General Obligation Bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

                  2. Revenue Bonds. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service reserve funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems.

                  3. Industrial Development Revenue and Private Activity Bonds. Industrial development revenue bonds and private activity bonds are usually issued by local government bodies or their authorities to provide funding for industrial facilities, privately operated housing, health care facilities, airports, docks and mass commuting facilities, certain water and sewage facilities, qualified hazardous waste facilities and high speed inner-city rail facilities. Under prior law, these bonds also were issued to finance commercial facilities, sports facilities, convention and trade show facilities and pollution control facilities. Payment of principal and interest on such bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of the real and personal property financed by such bonds as security for payment.

         Legislation to restrict or eliminate the federal income tax exemption for interest on certain Municipal Securities has been enacted periodically in the recent past and additional legislation may be enacted in the future. This legislation may adversely affect the availability of Municipal Securities for CTEMMF's portfolio. If any such legislation has a materially adverse effect on CTEMMF's ability to achieve its investment objectives, CTEMMF will re-evaluate its investment objectives and submit to its shareholders for approval necessary changes in the objectives and policies of CTEMMF.

         The Municipal Securities described above represent those which CTEMMF currently expects to purchase. However, several new types of municipal bonds and notes, particularly those with shorter maturities, have been introduced in recent years and the Adviser believes that other types of municipal bonds and notes may be offered in the future. Therefore, in order to preserve maximum flexibility in seeking to attain its investment objectives, CTEMMF has determined not to limit its purchase to the types of Municipal Securities described herein, although it will purchase only municipal obligations which have the credit characteristics described herein. In addition, CTEMMF may not purchase any municipal bonds or notes having characteristics or terms that are inconsistent with the investment objectives or investment policies of CTEMMF.

         Subsequent to CTEMMF's purchase of a security, it may be assigned a lower rating or cease to be rated. In such an event the Adviser is required to promptly reassess the credit quality of such security. If such security no longer presents minimal credit risks or if the security is deemed to be an "Unrated Security" or a "Second-Tier Security," within the meaning of Rule 2a-7 of the 1940 Act, and receives a rating by any NRSRO below the second highest rating category, the Adviser is generally required to sell such security within five business days of becoming aware of such an event.

         Variable Rate Demand Municipal Securities. Variable rate demand Municipal Securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The issuer of a variable rate demand security may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The terms of the securities must provide that interest rates are adjustable at intervals ranging from weekly up to semi-annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The variable rate demand securities purchased by CTEMMF are subject to the quality characteristics for Municipal Securities described above. While these securities are expected to have maturities in excess of one year, the Adviser will determine at least monthly that such securities are of high quality. The Trustees have instructed the Adviser to exercise its right to demand payment of principal and accrued interest thereon, if a variable rate demand security held by CTEMMF no longer meets the quality standards of CTEMMF, unless, of course, the security can be sold for a greater amount in the market.

         The principal and accrued interest payable to CTEMMF on demand will be supported by an irrevocable letter of credit or comparable guarantee of a financial institution (generally a commercial bank) whose short-term taxable debt meets the quality criteria for investment by CTEMMF in Municipal Securities, except in cases where the security itself meets the credit criteria of CTEMMF without such letter of credit or comparable guarantee. Thus, although a variable rate demand security may be unrated, CTEMMF will have at all times an alternate high quality credit source to draw upon for payment with respect to such security.

         The variable rate demand securities which CTEMMF may purchase include participation interests in variable rate securities. Such participation interests will have, as part of the participation agreement between CTEMMF and the selling financial institution, a demand feature which permits CTEMMF to demand payment from the seller of the principal amount of CTEMMF's participation plus accrued interest thereon. This demand feature always will be supported by a letter of credit or comparable guarantee provided by the selling financial institution. Such financial institution will retain a service and a letter of credit fee, and a fee for issuing commitments to purchase on demand, in an amount equal to the excess of the interest paid on the variable rate security in which CTEMMF has a participation interest over the negotiated yield at which the participation interest was purchased by CTEMMF. Accordingly, CTEMMF will purchase such participation interests only when the yield to CTEMMF, net of such fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term fixed rate tax exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

         Concentration. CTEMMF may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state, (ii) Municipal Securities, the interest upon which is paid solely from revenues of similar projects and (iii) industrial development and pollution control revenue bonds which are not variable rate demand Municipal Securities, i.e., Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such Municipal Security would also affect the other Municipal Securities; for example, Municipal Securities the interest on which is paid from revenues of similar type projects or Municipal Securities whose issuers are located in the same state. Provided, however, that prior to CTEMMF's so investing its net assets CTEMMF will amend its Prospectus to disclose such practice. The District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and in CTEMMF's investment restrictions contained in its Prospectus. The identification of the "issuer" depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is supported only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole "issuer." Similarly, in the case of an industrial development or pollution control revenue bond, if that bond is supported only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole "issuer." If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and must be separately valued.

         When-Issued and Delayed-Delivery Securities. CGOF, CGSMMF, CTEMMF and CBF may each purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, such Fund's custodian will set aside in a separate account cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, neither CGOF's, CGSMMF's, CTEMMF's nor CBF's commitments to purchase "when-issued" or "delayed-delivery" securities will exceed 25% of the value of its assets.

         When such a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in that Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. CGOF, CGSMMF, CTEMMF and CBF will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

         Mortgage-related Securities. CBF may, consistent with its investment objectives and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. CBF may, in addition, invest in mortgage-related securities issued by nongovernmental entities; provided, however, that to the extent CBF purchases mortgage-related securities from such issuers which may, solely for purposes of Section 12 of the 1940 Act, be deemed to be investment companies, CBF's investment in such securities will be subject to the limitations on its investment in investment company securities set forth below in its investment restrictions.

         Mortgage-related securities, for purposes of CBF's Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If CBF purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to CBF. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return CBF will receive when these amounts are reinvested.

         CBF may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the four highest bond rating categories assigned by an appropriate NRSRO or, if unrated, which the Adviser deems to present attractive opportunities and are of comparable quality.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Other Asset-Backed Securities. CBF may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARS) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDS). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

         Such securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage backed securities will be purchased by CBF only when rated in one of the four highest rating categories by an appropriate NRSRO at the time of purchase.

The development of these asset-backed securities is at an early state compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organization and non-mortgage backed securities is not as well developed. The Adviser will limit purchases of asset-backed securities to securities that are deemed to be readily marketable by the Adviser at the time of purchase.

         Asset-backed securities held by CBF arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

         The estimated life of an asset-backed security may vary with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be a function of current market interest rates and other economic and demographic factors. Since prepayment experience can vary, asset-backed securities may be a less effective vehicle for locking in high long-term yields.

         Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which TCF, CGOF, CBF and CAGF may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

         Income Participation Loans. CBF may make or acquire participation in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

         Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by CBF may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to CBF's 15% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Group's Board of Trustees will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

         CBF will purchase income participation loans only if such instruments are, in the opinion of the Adviser, of comparable quality to securities rated within the four highest rating groups assigned by an applicable NRSRO.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. CTEMMF is permitted to enter into reverse repurchase agreements for temporary or emergency non-investment purposes in an amount not exceeding (together with other borrowings) 5% of the value of CTEMMF's assets at the time of entering into the agreement. CTEMMF, however, has not entered into such agreements in the past and does not intend to enter into such agreements in the foreseeable future.

         Foreign Investment. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies.

         In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         TCF, CBF and CAGF will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         Options Trading. Each of TCF, CGOF, CBF and CAGF may purchase put and call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by such Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         TCF and CGOF may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Medium-Grade Debt Securities. As stated in the Prospectus for CBF, CBF may invest in securities within the four highest rating groups assigned by an appropriate NRSRO (e.g. S&P and Moody's), including securities rated BBB by S&P or Baa by Moody's or, if unrated, judged by the Adviser to be of comparable quality ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of CBF to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which CBF may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that CBF may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

         Futures Contracts. As discussed in the Prospectuses of the TCF, CGOF, CBF and CAGF, each of those Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

Investment Restrictions

         Each Fund's investment objectives are fundamental policies and as such may not be changed without a vote of the holders of a majority of that Fund's outstanding Shares. In addition, the following investment restrictions of the Funds may be changed only by a vote of a majority of the outstanding Shares of a Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information).

         In addition to the investment restrictions set forth in their respective Prospectuses, each of TCF, CGOF, CBF and CAGF may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

         4. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         In addition, CGOF may not:

         1. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; or

         2. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging or hypothecating may not exceed 5% of the Fund's assets, valued at cost and except that the deposit of assets in escrow in connection with writing covered call options will not be deemed to be the mortgage, pledge, hypothecation or transfer of assets as security described above.

         CGSMMF will not:

         1. Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted for temporary or emergency non-investment purposes, the Trust may pledge securities having a market value at the time of pledge not exceeding 15% of its total assets (so long as certain state law restrictions are applicable, the market value of securities subject to any such pledge will not exceed 10% of the market value of the Trust's total assets);

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell real estate or real estate mortgage loans;

         4. Purchase commodities or commodities contracts;

         5. Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs; or

         6. Purchase securities on margin, except for use of short- term credit necessary for clearance of purchases of portfolio securities.

         CTEMMF will not:

         1. Pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings it may pledge securities having a market value at the time of pledge not exceeding 15% of the Trust's total assets; provided, however, so long as certain state law restrictions are applicable, the market value of securities subject to any such pledge will not exceed 10% of the market value of the Trust's total assets;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell real estate, although the Trust may invest in Municipal Securities or temporary investments secured by interests in real estate;

         4. Purchase or sell commodities or commodity contracts;

         5. Purchase securities on margin, except for use of short- term credit necessary for clearance of purchases of portfolio securities;

         6. Write, purchase or sell put or call options, except to the extent that securities subject to a demand obligation or stand- by commitment may be acquired;

         7. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; or

         8. Purchase securities which are not Municipal Securities and the income from which is subject to federal income tax, if such purchase would cause more than 20% of the Trust's total assets to be invested in such securities.

         The following additional investment restrictions may be changed without the majority vote of the outstanding Shares of any of the Funds. Each Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom;

         2. Engage in any short sales;

         3. Invest more than 15% of the Fund's total assets in securities which are restricted as to disposition; or

         4. Purchase or retain securities of any issuer if the officers and trustees of the Group and the officers and directors of its investment adviser, who each owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

         In addition, each of TCF, CBF and CAGF has the following nonfundamental investment restrictions: each such Fund may not (1) mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets, (2) purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction), or (3) invest more than 10% of the Fund's total assets in securities of issuers which, together with any predecessors, have a record of less than three years' continuous operation.

         If a percentage restriction or requirement set forth above is met at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not be considered a violation of the policy. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation in its non-fundamental policy as set forth in its Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

         The Group has represented to the California Department of Corporations on behalf of each of the Funds that, in order to comply with applicable regulations, each Fund may acquire or retain securities of other open-end management investment companies only if such investments are made in open-end management investment companies sold with no sales commission and the Fund's investment adviser waives its management fee with respect to such investments. The Group intends to comply with this undertaking with respect to a Fund for so long as such Fund has its Shares registered for sale in the State of California or such representation is required by the California Department of Corporations.

         The Group has represented to the Texas State Securities Board on behalf of each of TCF, CBF and CAGF that each such Fund will limit its investments in warrants, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Included within such amount (but not in excess of 2% of the value of such Fund's net assets) are warrants which are not listed on the New York or American Stock Exchanges. For purposes of this limitation, warrants acquired in units or attached to other securities will be deemed to be without value. The Group has also represented to the Texas State Securities Board on behalf of each of CBF and CAGF that neither Fund may purchase or sell interests in real estate limited partnerships, although investments in readily marketable interests in real estate investment trusts or readily marketable securities of companies or limited partnerships which invest in real estate are not prohibited.

         The Group intends to comply with these representations on behalf of a Fund for so long as such Fund has its Shares registered for sale in the state to which such representations were made.

Portfolio Turnover

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

         Because CGSMMF and CTEMMF intend to invest entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to each of CGSMMF and CTEMMF is expected to be zero percent for regulatory purposes. For each of the other Funds, the portfolio turnover rates for the fiscal years ended September 30, 1995 and 1994 were as follows:

                        Fiscal Year Ended September 30,
         Fund             1995                 1994
         ----             ----                 ----
         TCF(1)          19.78%               23.20%

         CGOF(1)         36.71%               21.95%

         CBF             37.62%               59.09%

         CAGF            80.35%               95.70%

----------------------------
(1)      Includes periods prior to the effective date of the Reorganization.

         For such Funds, the portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                             MANAGEMENT OF THE GROUP

         The trustees and officers of the Group, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each person named as a trustee also served as a director of TCFI and as a trustee of CGST, CTEMT and Cardinal Government Obligations Fund, CGOF's predecessor, prior to the Reorganization. Each trustee who is an "interested person" of the Group, as that term is defined in the 1940 Act, is indicated by an asterisk.

Name, Business           Position(s) Held         Principal Occupation(s)
Address and Age           with the Group          During Past 5 Years
---------------          ----------------         -----------------------
*H. Keith Allen          Chairman and             Chief Operating Officer,
155 East Broad Street    Trustee, Member of       Secretary, Treasurer and
Columbus, Ohio 43215     Executive,               a Director of The Ohio
Age: 54                  Nominating and           Company (investment
                         Investment Com-          banking); formerly Senior
                         mittees                  Executive Vice President
                                                  of The Ohio Company.

Gordon B. Carson         Trustee, Member of       Principal, Whitfield
5413 Gardenbrook Drive   Executive Commit-        Robert Associates (con-
Midland, Michigan 48642  tee                      struction consulting
Age: 84                                           firm).

John B. Gerlach, Jr.     Trustee, Member of       Since 1994, President and
37 West Broad Street     Audit Committee          a Director of Lancaster
Columbus, Ohio 43215                              Colony Corporation
Age: 41                                           (diversified consumer
                                                  products); prior thereto,
                                                  Executive Vice President,
                                                  Secretary and a Director
                                                  of Lancaster Colony
                                                  Corporation.

Michael J. Knilans       Trustee, Member of       From November, 1989 to
1119 Kingsdale Terrace   Executive Commit-        August, 1995, Member of
Columbus, Ohio 43220     tee                      the Ohio Bureau of
Age: 68                                           Workers' Compensation and
                                                  Chairman from 1992
                                                  through August, 1995.

James I. Luck            Trustee                  President, The Columbus
1234 East Broad Street                            Foundation (philanthropic
Columbus, Ohio 43205                              public foundation).
Age: 50

David L. Nelson             Trustee, Member of      Chairman of the Board of
295 Whispering Way          Audit and Nominat-      Directors of Herman
Holland, Michigan           ing Committees          Miller, Inc. (furniture
49424-6635                                          manufacturer); former
Age: 65                                             Vice President, Customer
                                                    Support, Americas Region,
                                                    and Vice President,
                                                    Customer Satisfaction,
                                                    Industry Segment, of Asea
                                                    Brown Boveri, Inc. (de-
                                                    signer and manufacturer
                                                    of process automation
                                                    systems for basic indus-
                                                    tries).

*C. A. Peterson            Trustee                  Chartered Financial
150 E. Wilson Bridge Rd.                            Analyst, former Senior
Worthington, Ohio 43085                             Executive Vice President
Age: 69                                             and Director of The Ohio
                                                    Company (investment
                                                    banking).

Lawrence H. Rogers II      Trustee                  Self-employed author;
4600 Drake Road                                     former Vice Chairman,
Cincinnati, Ohio 45243                              Motor Sports Enterprises,
Age: 74                                             Inc.

*Frank W. Siegel           President and            Chartered Financial
155 East Broad Street      Trustee, Member of       Analyst and Senior Vice
Columbus, Ohio 43215       Executive and            President, The Ohio
Age: 43                    Nominating Commit-       Company (investment
                           tees                     banking); former Vice
                                                    President, Keystone Group
                                                    (mutual fund
                                                    management/adminis-
                                                    tration); former Senior
                                                    Vice President, Trust
                                                    Advisory Group (mutual
                                                    fund consulting).

Joseph H. Stegmayer        Trustee, Member of       President and a Director
724 Hampton Roads Dr.      Audit and Nomi-          of Clayton Homes, Inc.
Knoxville, TN 37922-4071   nating Committees        (manufactured homes);
Age: 44                                             former Vice President,
                                                    Treasurer, Chief
                                                    Financial Officer and a
                                                    Director of Worthington
                                                    Industries, Inc.
                                                    (specialty steel and
                                                    plastics manufacturer).

Karen J. Hipsher           Secretary                Executive Secretary, The
155 East Broad Street                               Ohio Company (investment
Columbus, Ohio 43215                                banking).
Age: 50

James M. Schrack II        Treasurer                Vice President and Trust
155 East Broad Street                               Officer of The Ohio
Columbus, Ohio 43215                                Company (investment
Age: 37                                             banking).

Bruce E. McKibben          Assistant                Employee of The Ohio
155 East Broad Street      Treasurer                Company (investment
Columbus, Ohio 43215                                banking).
Age: 26

        As of July 24, 1996, all trustees and officers of the Group as a group owned fewer than one percent of the Shares of each Fund then outstanding.

        Pursuant to the ultimate authority of the Board of Trustees of the Group, the Executive Committee is responsible for the general management of the affairs of the Group. This Committee's actions are reported to and reviewed by the Board of Trustees.

        Messrs. Allen and Siegel are Chairman, President and a director, and Vice President and a director, respectively, of the Adviser, and Mr. Schrack is a Vice President of the Adviser. The compensation of trustees and officers of the Group who are employed by The Ohio Company is paid by The Ohio Company. Trustees' fees plus expenses are paid by the Group, except that Messrs. Allen and Siegel receive no fees from the Group.

        The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended September 30, 1995. The Group has no pension or retirement plans.

                               COMPENSATION TABLE

                              Aggregate              Total Compensation
Name and Position             Compensation           From the Group and
With the Group*               From the Group         the Fund Complex**
---------------               --------------         ------------------
H. Keith Allen                $    0                 $     0
Chairman, Trustee and
Member of Executive,
Nominating and
Investment Committees

Gordon B. Carson              $2,000                 $12,000
Trustee and Member of
Executive Committee

John B. Gerlach               $2,000                 $13,000
Trustee and Member of
Audit Committee

Michael J. Knilans            $2,000                 $12,000
Trustee and Member of
Executive Committee

James I. Luck                 $2,000                 $12,000
Trustee

                              Aggregate              Total Compensation
Name and Position             Compensation           From the Group and
With the Group*               From the Group         the Fund Complex**
---------------               --------------         ------------------
David L. Nelson               $2,000                 $13,000
Trustee and Member of
Audit and Nominating
Committees

C.A. Peterson                 $2,000                 $12,000
Trustee

Lawrence H. Rogers, II        $2,000                 $12,000
Trustee

Frank W. Siegel               $    0                 $     0
Trustee, President and
Member of Executive and
Nominating Committees

Joseph H. Stegmayer           $1,500                 $10,000
Trustee and Member of
Audit and Nominating
Committees

----------------------
        *During the fiscal year ended September 30, 1995, John L. Schlater, a former officer of The Ohio Company and the Adviser, had served as a trustee of the Group but no longer does so as of the date hereof. Mr. Schlater did not receive any compensation from the Group or the Fund Complex.

        **For purposes of this Table, Fund Complex means one or more mutual funds, including the Group, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

                       PRINCIPAL SHAREHOLDERS OF THE GROUP

        As of July 24, 1996, the following are the only persons known to the Group who own 5% or more of TCF's, CGSMMF's or CTEMMF's shares:

                Name and Address of 5%            Percentage
Fund            or more Beneficial Owner            Owned
----            ------------------------          ----------
TCF             The Ohio Company(1)                  6.24%
                155 East Broad Street
                Columbus, Ohio 43215

CGSMMF          The Ohio Company(1)                  9.17%
                155 East Broad Street
                Columbus, Ohio 43215

CTEMMF          The Ohio Company(1)                  5.96%
                155 East Broad Street
                Columbus, Ohio 43215

-----------------
(1) Either directly or in its capacity as a trustee of certain plans or trusts.

        There were no persons known to the Group to be the beneficial owner of more than 5% of any other Fund's Shares or of the total number of the Group's Shares outstanding as of July 24, 1996.

                                   THE ADVISER

        The Group has entered into an Investment Advisory and Management Agreement dated as of June 18, 1993, as amended January 10, 1996 (the "Investment Advisory Agreement"), with Cardinal Management Corp. (the "Adviser"). Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory and management services as described in the Prospectuses of the Funds. As compensation for such services, facilities and expenses, the Adviser receives a fee (1) from each of CGOF, CGSMMF and CTEMMF, computed and accrued daily and paid monthly, based on an annual rate of .50% of the daily net asset value of that Fund; (2) from TCF, computed and accrued daily and paid monthly, based on an annual rate of 0.60% of the daily net asset value of TCF; and (3) from each of CBF and CAGF, computed and accrued daily and paid monthly, based on an annual rate of .75% of the daily net asset value of that Fund.

        Prior to the effective date of the Reorganization, the Adviser provided investment advisory and management services to Cardinal Government Obligations Fund, CGST and CTEMT and received a fee at the same annual rate for such services as described above for CGOF, CGSMMF and CTEMMF, respectively. The Ohio Company, prior to the effective date of the Reorganization, provided investment advisory services to TCFI, and received a fee for such services based on an annual rate of .50% of the daily net value of such Fund.

        For the fiscal years ended September 30, 1995, 1994, and 1993, the investment advisory fees incurred by each of the Funds (including their respective predecessors prior to the Reorganization) were as follows:

                  Fees Incurred for Year Ended September 30,
Fund               1995             1994              1993
----               ----             ----              ----
TCF          $1,158,534       $1,325,607        $1,370,536

CGOF            783,803          947,139           972,887

CGSMMF        2,031,367        1,978,541         2,227,209

CTEMMF          344,000          449,777           449,464

CBF             101,585          103,264            11,128(1)

CAGF             71,508           66,792             5,058(1)

-----------------------

(1)     Commenced operations June 24, 1993.

        The Adviser is a wholly owned subsidiary of The Ohio Company, an investment banking firm organized in 1925. Descendants of H. P. and R. F. Wolfe, deceased, and members of their families, through their possession of a majority of the voting stock, may be considered controlling persons of The Ohio Company.
H. Keith Allen is an officer and director of The Ohio Company. Frank W. Siegel and James M. Schrack II are each officers of The Ohio Company.

        Unless sooner terminated, the Investment Advisory Agreement with respect to a Fund continues for successive one-year periods ending June 18 of each year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" below), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


        The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties, or from negligent disregard by the Adviser of its duties and obligations thereunder.

                             PORTFOLIO TRANSACTIONS

        Pursuant to the Investment Advisory Agreement, the Adviser, subject to the policies established by the Board of Trustees of the Group and in accordance with the Funds' investment restrictions and policies, is responsible for each Fund's portfolio decisions and the placing of the Funds' portfolio transactions. Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which such portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

        For the fiscal years ended September 30, 1995, 1994 and 1993, the brokerage fees incurred by each of TCF (including its predecessor, TCFI, prior to the Reorganization), CBF and CAGF are set forth in the following table. None of those commissions were paid to The Ohio Company, and during such periods, none of CGOF, CGSMMF or CTEMMF (nor any of their predecessors prior to the Reorganization) incurred any brokerage commissions.

                  Brokerage Commissions Incurred
                   for Year Ended September 30,

Fund           1995            1994            1993
----           ----            ----            ----
TCF        $215,180        $188,616        $101,220

CBF          20,490          18,285           3,260(1)

CAGF         22,011          20,634           7,530(1)

--------------------
(1)     Commenced operations June 24, 1993.

        In executing such transactions, the Adviser seeks to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, a Fund will not necessarily be paying the lowest commission or spread available.

        The Adviser may consider provision of research, statistical and other information to the Group, a Fund or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for a Fund so long as the Adviser's ability to obtain the best net results for portfolio transactions of that Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to a Fund. Although this information is useful to a Fund and the Adviser, except as described below, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Investment Advisory Agreement. The Adviser, on behalf of the Funds, may direct brokerage transactions to Columbine Research in return for the provision of research services. For the fiscal year ended September 30, 1995, the amount of such transactions and related commissions on behalf of The Cardinal Fund Inc., predecessor to TCF, were $2,631,275 and $4,400, respectively. Such brokerage transactions are subject to the requirements as to price and execution as described above. The Group is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.

        As of April 7, 1996, the Adviser and The Ohio Company entered into an agreement with Baseline Financial whereby the Adviser will direct brokerage transactions to Baseline Financial in part as compensation for certain research services. Such services include fundamental and technical portfolio management information with respect to equity securities.

        In addition, the Group has authorized the Adviser to place brokerage transactions through Pershing and Company, a division of Donaldson, Lufkin & Jenrette, in return for Lipper Data information prepared for the Group's Trustees relating to information on fees and expenses of other mutual funds. However, such brokerage transactions are subject to the requirements as to execution and price described above.

        Investment decisions for a Fund are made independently from those for another Fund of the Group or any other investment company or account managed by the Adviser. Any such other Funds, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of one Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other Fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by that Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Group, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.

        During the fiscal year ended September 30, 1995, none of the Funds, except CBF, held any securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies. During each year, CBF held commercial paper of Ford Motor Credit Corp., CIGNA Corp., Sears Acceptance Corp. and General Motors Acceptance Corp, each of which is a regular dealer for CBF. As of September 30, 1995, CBF held $500,000 of commercial paper of each such dealer.

        Pursuant to Investment Advisory Agreement, the Adviser also serves as general manager and administrator to each of the Funds. The Adviser assists in supervising all operations of each Fund (other than those performed by The Fifth Third Bank under the Custodian Agreement and by the Adviser under the Transfer Agency and Fund Accounting Agreement).

        The Adviser has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by each Fund and file all of a Fund's federal and state tax returns and required tax filings other than those required to be made by each Fund's custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of each Fund's operations.

                 TRANSFER AND DIVIDEND AGENT AND FUND ACCOUNTANT

        The Group has entered into a Transfer Agency and Fund Accounting Agreement dated as of June 18, 1993, as amended as of January 10, 1996 (the "Transfer Agency Agreement"), with the Transfer Agent, pursuant to which the Transfer Agent has agreed to act as the transfer agent, dividend disbursing agent and administrator of plans for each Fund and to provide certain fund accounting services for each Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Group on the shareholder files and records; processing dividend payments and reinvestment; and assistance in the mailing of shareholder reports and proxy solicitation materials. In consideration of such services each Fund has agreed to pay the Transfer Agent monthly an annual fee equal to $18 (for TCF, CBF and CAGF) or $21 (for CGOF, CGSMMF and CTEMMF) per shareholder account plus out-of-pocket expenses.

        In addition, the Transfer Agency provides certain fund accounting services to each of the Funds, including maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's custodian, affirmation to that Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund. In consideration for such services, each Fund has agreed to pay the Transfer Agent a fee, computed daily and paid periodically at an annual rate of .03% of such Fund's average daily net assets of up to $100 million and .01% of such Fund's average daily net assets in excess of $100 million.

        For the fiscal years ended September 30, 1995, 1994 and 1993, the fees incurred by each of the Funds (including their respective predecessors prior to the Reorganization) for transfer agency and fund accounting services provided by the Transfer Agent were as follows:

                               Year Ended September 30,

Fund              1995                  1994                 1993
----              ----                  ----                 ----
TCF            $255,882(1)         $  327,423(1)           $297,199(1)

CGOF            215,273               255,671               253,174

CGSMMF          895,470             1,054,325               977,828

CTEMMF           79,777                95,478                94,836

CBF              25,950                25,266                3,536(2)

CAGF             25,079                25,671                3,184(2)

------------------
(1)     TCFI, as predecessor to TCF, did not incur any fund accounting fees.

(2)     Commenced operations June 23, 1993.

                                    EXPENSES

        If total expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Adviser will reimburse that Fund by the amount of such excess. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Funds limit each Fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of a Fund's average net assets, 2% of the next $70 million of such Fund's average net assets, and 1 1/2% of such Fund's remaining average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis.

                          ADMINISTRATIVE SERVICES PLAN

        As described in the Prospectuses of TCF, CGOF, CBF and CAGF with respect to their Institutional Shares, the Group has also adopted an Administrative Services Plan with respect to Institutional Shares (the "Services Plan") under which each such Fund is authorized to pay banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions which serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Institutional Shares in a Fund. Payments to such Financial Institutions are made pursuant to Servicing Agreements between the Group and the Financial Institution. The Services Plan authorizes each of TCF, CGOF, CBF and CAGF to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net asset value of the Institutional Shares that Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

        As authorized by the Services Plan, the Group has entered into a Servicing Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain administrative support services in connection with Institutional Shares of the Funds owned of record or beneficially by its customers for whom The Ohio Company serves as a fiduciary. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Institutional Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by The Ohio Company; (v) providing sub-accounting with respect to the Institutional Shares beneficially owned by The Ohio Company's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Institutional Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of each of TCF, CGOF, CBF and CAGF, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Institutional Shares of that Fund held during the period by customers for whom The Ohio Company has provided services under the Servicing Agreement.

                                 THE DISTRIBUTOR

        The Ohio Company serves as agent for the Funds in the distribution of their Shares pursuant to a Distribution Agreement dated June 18, 1993, as amended as of October 1, 1996 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement remains in effect for successive annual periods ending on June 18 if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Group, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

        In its capacity as Distributor, The Ohio Company solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation from the Group under the Distribution Agreement, but may receive compensation under the Distribution and Shareholder Service Plan described below with respect to sales of Investor Shares of TCF, CGOF, CBF and CAGF and retain all or a portion of the sales charges with respect to its sales of Shares of TCF, CGOF, CBF and CAGF.

        For the fiscal years ended September 30, 1995, 1994 and 1993, commissions paid to The Ohio Company with respect to the sale of Shares of TCF, CGOF (and their respective predecessors), CBF and CAGF, after discounts to dealers, were $439,190, $1,264,115 and $4,250,912, respectively.

        As described in the Prospectus, the Group has adopted a Distribution and Shareholder Service Plan with respect to Investor Shares (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act under which each of TCF, CGOF, CBF and CAGF (collectively, the "12b-1 Funds" and individually a "12b-1 Fund") is authorized to pay The Ohio Company, with respect to such Fund's Investor Shares, for payments The Ohio Company makes to broker-dealers, including The Ohio Company, banks and other institutions (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution or shareholder service assistance or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Payments to such Participating Organizations may be made pursuant to agreements entered into with The Ohio Company. The 12b-1 Plan authorizes each 12b-1 Fund to make payments to The Ohio Company in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Investor Shares of that 12b-1 Fund.

        As required by Rule 12b-1, the 12b-1 Plan was approved by the initial sole shareholder of each 12b-1 Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of that 12b-1 Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan (the "Independent Trustees"). The 12b-1 Plan may be terminated as to a 12b-1 Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Investor Shares of that 12b-1 Fund. Any change in the 12b-1 Plan that would materially increase the distribution cost to a 12b-1 Fund requires Investor shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The 12b-1 Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the 12b-1 Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the 12b-1 Plan with respect to a 12b-1 Fund may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Investor Shares of such 12b-1 Fund.

        The 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the 12b-1 Plan should be implemented or continued. In addition the Trustees in approving the 12b-1 Plan must determine that there is a reasonable likelihood that the 12b-1 Plan will benefit the 12b-1 Funds and their Investor Shareholders.

        The Board of Trustees of the Group believes that the 12b-1 Plan is in the best interests of the 12b-1 Funds since it encourages Fund growth and retention of Fund assets. As a 12b-1 Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

        As authorized by the 12b-1 Plan, the Group has entered into a Rule 12b-1 Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Investor Shares of a 12b-1 Fund purchased and held by The Ohio Company for the accounts of its customers and Investor Shares of a 12b-1 Fund purchased and held by customers of The Ohio Company directly, including, but not limited to, answering Shareholder questions concerning the 12b-1 Funds, providing information to Shareholders on their investments in the 12b-1 Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group, on behalf of each 12b-1 Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Investor Shares of that 12b-1 Fund held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. For the fiscal year ended September 30, 1995, fees earned by The Ohio Company under this Rule 12b-1 Agreement, with respect to CBF, were $32,534, and, with respect to CAGF, were $22,594. Payments made under the 12b-1 Plan by a 12b-1 Fund will be borne solely by the Investor Shareholders of that Fund.

        In addition, The Ohio Company may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain Shareholder services including, but not limited to, those discussed above.

                                    CUSTODIAN

        The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated June 18, 1993, as amended as of January 10, 1996. In such capacity the custodian will hold or arrange for the holding of all portfolio securities and other assets of the Funds.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

        Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215, is counsel to the Group and will pass upon the legality of the Shares offered thereby. The Group has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Funds. The financial statements of the Funds (or their respective predecessors) included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        As of October 1, 1996, the Board of Trustees of the Group reclassified the issued and outstanding Shares of TCF, CGOF, CBF and CAGF as Investor A Shares, otherwise known as Investor Shares. The Board of Trustees also authorized the issuance of Investor Y Shares, otherwise referred to as Institutional Shares. Investor Shares and Institutional Shares of a Fund represent the same interest in the underlying portfolio securities of that Fund and are subject to the same expenses and fees, except that Investor Shares are sold subject to a front-end sales charge and subject to fees payable under the Rule 12b-1 Plan described above. Institutional Shares are sold at net asset value without any front-end sales charge and are not subject to a Rule 12b-1 fee but are subject to fees payable under the Administrative Services Plan described above.

        The Funds' Shares are sold on a continuous basis through The Ohio Company, principal underwriter of the Funds' Shares, at its address and number set forth on the cover page of this Statement of Additional Information. Investor Shares of each of TCF, CGOF, CBF and CAGF and shares of CGSMMF and CTEMMF may also be purchased through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company. Institutional Shares of TCF, CGOF, CBF and CAGF, may also be purchased at net asset value through procedures established by The Ohio Company in connection with the requirements of accounts for which banks, broker-dealers, savings and loan associations, trust companies (including The Ohio Company), qualified investment advisers and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries (collectively, "Financial Institutions").

        Based upon the value of TCF's portfolio securities and other assets and the number of outstanding shares as of the fiscal period ended March 31, 1996, the net asset value and redemption price per share was $13.40. The total offering price per share was $14.03 per share (net asset value / .9550, assuming the then current maximum sales charge of 4.5% of the offering price).

        Based upon the value of CGOF's portfolio securities and other assets and the number of outstanding shares as of the fiscal period ended March 31, 1996, the net asset value and redemption price per share was $8.14. The total offering price per share was $8.52 per share (net asset value / .9550, assuming the then current maximum sales charge of 4.50% of the offering price).

        Based upon the value of CBF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal period ended March 31, 1996, the net asset value and redemption price per share was $11.60. The total offering price per share was $12.15 per share (net asset value / .955, assuming the then current maximum sales charge of 4.50% of the offering price).

        Based upon the value of CAGF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal period ended March 31, 1996, the net asset value and redemption price per share was $11.27. The total offering price per share was $11.80 per share (net asset value / .955, assuming the then current maximum sales charge of 4.50% of the offering price).

        The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

        Use of the check-writing redemption procedure by shareholders of CGSMMF and CTEMMF will be subject to the rules and regulations of The Fifth Third Bank (the "Bank") governing checking accounts. Neither the Bank nor the Group shall incur any liability to a participating shareholder under this procedure for not honoring a check that exceeds the value of Shares in a shareholder's account, for honoring checks properly drafted, for effecting redemptions pursuant to payment thereof or for returning checks not accepted for payment. This procedure may be terminated at any time by the Group, the Bank or the participating shareholder. A shareholder participating in the check-writing redemption procedure has not established a checking or other account with the Bank for the purposes of Federal Deposit Insurance or otherwise.

Determination of Net Asset Value

        The Group values the portfolio securities of CGSMMF and CTEMMF (collectively, the "Money Market Funds" and individually a "Money Market Fund") using the amortized cost valuation method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Money Market Funds' shareholders in the daily dividend, the value of a Money Market Fund's assets, and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of a Money Market Fund's securities, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the securities. During such periods, the yield on Shares of the Money Market Fund may differ somewhat from that obtained in a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. For example, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Money Market Fund would receive less investment income.

        The valuation of the Money Market Funds' portfolio securities based upon their amortized cost and the maintenance of the Money Market Funds' per share net asset value of $1.00 is permitted based on the Money Market Funds' adherence to certain conditions, including maintaining a dollar-weighted average portfolio maturity of 90 days or less and purchasing only portfolio securities having remaining maturities of 397 days or less. The Board of Trustees has also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Funds' net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Money Market Funds' portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate to determine whether the Money Market Funds' net asset value calculated by using available market quotations deviates from $1.00 per Share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. These procedures also include a review by the Adviser in accordance with policies established by the Board of Trustees not less frequently than monthly of the quality of certain Municipal Securities having variable interest rates and demand features that permit CTEMMF to calculate the maturity of such obligations to a point in time prior to their stated maturity. In the event the Board of Trustees determines that deviation in net asset value exists, the Board of Trustees will take such corrective action as it deems necessary and appropriate, which action might include redemption of Shares in kind, selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, reduction of the number of Shares outstanding (i.e. the declaration of a negative dividend) or establishing a net asset value per share by using available market quotations.

                                      TAXES

        General.      Each Fund intends to qualify as a "regulated investment
company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stocks, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

        A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, such Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

        Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

        It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

        Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

        Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

        Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years.

        Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

        Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

        Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction.

        A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of interest or dividends.

        Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

        Specific Information Regarding CTEMMF.   An exempt-interest dividend is
any dividend or part thereof (other than a capital gain dividend) paid by CTEMMF that is derived from interest received by CTEMMF that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of CTEMMF's taxable year. The percentage of the total dividends paid by CTEMMF during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Exempt-interest dividends shall be treated by CTEMMF's shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder is a "substantial user" or a "related person" to such user under Section 147(a) of the Code with respect to any of the Municipal Securities held by CTEMMF. If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share shall be disallowed to the extent of the amount of such exempt-interest dividend.

        In general, interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares of CTEMMF is not deductible for federal income tax purposes if CTEMMF distributes exempt-interest dividends during the shareholder's taxable year. A shareholder of CTEMMF that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry Shares of CTEMMF if CTEMMF distributes exempt-interest dividends during the shareholder's taxable year (except that 80% in the case of interest expense attributable to tax-exempt obligations acquired after December 31, 1982, and prior to August 7, 1986 may be deducted). Certain federal income tax deductions of property and casualty insurance companies holding Shares of CTEMMF and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by shareholders of CTEMMF.

        In the unlikely event CTEMMF realizes long-term capital gains, CTEMMF intends to distribute any realized net long-term capital gains annually. If CTEMMF distributes such gains, CTEMMF will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held the Shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by CTEMMF to the shareholders not later than sixty days after the close of CTEMMF's taxable year. It should be noted, however, that capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Net capital gains are the excess of net long-term capital gains over net short-term capital losses. Any net short-term capital gains are taxed at ordinary income tax rates. If a shareholder receives a capital gain dividend with respect to any Share and then sells the Share before he has held it for more than six months, any loss on the sale of the Share is treated as long-term capital loss to the extent of the capital gain dividend received.

        Interest earned by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from CTEMMF will also be treated as tax preference items in computing the alternative minimum tax to the extent that distributions by CTEMMF are attributable to such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings and profits over pre-book alternative minimum taxable income. Adjusted current earnings and profits would include exempt-interest dividends distributed by CTEMMF to corporate shareholders.

        For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income," which would include a portion of the exempt-interest dividends distributed by CTEMMF to such corporation, and exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

        Distributions of exempt-interest dividends by CTEMMF may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. CTEMMF will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by CTEMMF during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                             ADDITIONAL INFORMATION

Description of Shares

        The Group is an Ohio business trust. The Group was organized on March 23, 1993, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on March 23, 1993. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Group presently has six series of Shares, which represent interests in each series of the Group. The Shares of each of the Funds of the Group, other than the Money Market Funds, are divided into four separate classes: Investor A Shares, Investor B Shares, Investor C Shares and Investor Y Shares, which are otherwise referred to as Institutional Shares, although currently Investor B and C Shares are not being offered. Shares of the Money Market Funds are being offered only in one class. The

Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

        Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the respective Prospectus and this Statement of Additional Information, a Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution.

        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the Investment Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

Vote of a Majority of the Outstanding Shares

        As used in the Prospectuses and this Statement of Additional Information, "vote of a majority of the outstanding Shares" of the Group or a Fund, means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Group or that Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Group or that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Group or such Fund.

Miscellaneous

        Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote and that the Group will assist in communications with other shareholders as required by 16(c) of the 1940 Act. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

        The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

        The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

        The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                             PERFORMANCE INFORMATION

        The following performance information as of March 31, 1996, for TCF and CGOF, and as of September 30, 1995 for CGSMMF and CTEMMF includes the performance of their respective predecessor funds for periods prior to the effective date of the Reorganization. TCF and CGOF are subject to certain additional fees that, if such fees had been imposed prior to the Reorganization, would have affected such Funds' performance. In addition, the following performance information is for periods prior to the reclassification of TCF's, CGOF's, CBF's and CAGF's shares.

Yields

        For the 30-day period ended March 31, 1996, the yields of CGOF and CBF were 6.56% and 4.77%, respectively. The yields of CGOF and CBF are computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Share's maximum offering price (as of the date hereof, 4.5%) (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of CGOF and CBF will vary from time to time depending upon market conditions, the composition of such Fund's portfolio and operating expenses of the Group allocated to that Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing such a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of CGOF's and CBF's Shares and to the relative risks associated with the investment objectives and policies of those Funds.

        For the seven-day period ended March 31, 1996, the current yields for CGSMMF and CTEMMF were 4.68% and 2.44%, respectively, and their effective yields were 4.79% and 2.47%, respectively. The current (average annualized) yield of CGSMMF and CTEMMF for any seven-day period is calculated by dividing the average daily net income per Share earned by that Fund during the seven-day calendar period by such Fund's average price per Share over the same period and annualizing this quotient on a 365 day basis. For purposes of this calculation, the daily net income reflects dividends declared on the original Share and dividends declared on any Shares purchased with dividends on that Share. Capital changes that are excluded from the calculation are realized gains and losses from the sale of securities as well as unrealized appreciation and depreciation with respect to the Fund's portfolio.

        The effective or compounded yield of CGSMMF and CTEMMF for any seven-day period is computed by adding the number one to the daily net income per Share earned by such Fund during the seven-day calendar period, raising the sum to a power equal to 365 divided by seven, and subtracting the number one from the result.

        For the seven-day period ended March 31, 1996, the tax equivalent yield and the tax equivalent effective yield for CTEMMF were 3.53% and 3.58%, respectively. CTEMMF's tax-equivalent yield is computed by dividing that portion of CTEMMF's yield which is tax-exempt by 1 minus the stated income tax rate and adding the result to that portion, if any, of CTEMMF's yield that is not tax-exempt. CTEMMF's tax-equivalent effective yield is computed by dividing that portion of the effective yield which is tax-exempt by 1 minus the stated income tax rate and adding to that result the portion, if any, of CTEMMF's effective yield that is not tax-exempt.

Calculation of Total Return

        For the one year, five year and ten year periods ended March 31, 1996, and the respective periods from commencement of operations to March 31, 1996, the average annual returns and cumulative total returns for TCF, CGOF, CBF and CAGF were as follows:

                     Average Annual                                Cumulative
                     --------------                                ----------

                                          Since                                        Since
  Fund     1 Year   5 Year   10 Year    Inception    1 Year    5 Year     10 Year    Inception
  ----     ------   ------   -------    ---------    ------    ------     -------    ---------
TCF(1)     18.82%   10.71%    10.25%      15.11%     18.82%    66.33%     165.36%    1689.48%

CGOF(2)     5.02%    5.87%     7.17%       7.24%      5.02%    33.70%      99.94%     103.47%

CBF(3)     15.83%    --        --          8.22%     15.83%     --          --         24.45%

CAGF(3)     9.60%    --        --          5.23%      9.60%     --          --         16.70%

------------------------
(1)     Commenced operations May 30, 1975.

(2)     Commenced operations February 3, 1986.

(3)     Commenced operations June 23, 1993.

        Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

              P(T + 1)(n) (raise to the nth power) = ERV

        Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts assuming such Fund's average account size. Cumulative return is computed by using average annual total return, as calculated above, for each year of the relevant period to determine the total return on a hypothetical initial investment of $1,000 over such period.

        In addition, as described in their respective Prospectuses, from time to time CGOF and CBF may include in their sales literature and shareholder reports a quote of a current "distribution" rate. For the 12-month period ended March 31, 1996, CGOF's and CBF's distribution rates were 7.27% and 3.46%, respectively. The current distribution rate is computed by dividing the total amount of dividends per share paid by the Fund during the past twelve months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such changed policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and net equalization credits and is calculated over a different period of time.

        At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that Share prices of TCF, CGOF, CBF and CAGF expressed as the net asset values per share, will vary just as yields and total return will vary.

Performance Comparisons

        Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and, Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

-------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


THE CARDINAL FUND INC.
--------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK 95.68%
AEROSPACE/DEFENSE 3.74%
Harris Corporation........................................................    75,200      $  4,653
Raytheon Company..........................................................    80,000         4,100
                                                                                          --------
                                                                                             8,753
                                                                                          --------
AUTOMOTIVE PARTS 1.10%
Cooper Tire & Rubber Company..............................................   100,200         2,580
                                                                                          --------
BEVERAGES 2.13%
Anheuser-Busch Companies Incorporated.....................................    25,000         1,684
Coca Cola Company.........................................................    40,000         3,305
                                                                                          --------
                                                                                             4,989
                                                                                          --------
CENTRAL STATES BANKS 9.21%
Banc One Corporation......................................................   143,550         5,114
Charter One Financial.....................................................   100,000         3,375
Huntington Bancshares Incorporated........................................   190,747         4,554
KeyCorp...................................................................   220,000         8,498
                                                                                          --------
                                                                                            21,541
                                                                                          --------
COMMODITY CHEMICALS 2.74%
ARCO Chemical Company.....................................................    40,000         2,075
Dow Chemical Company......................................................    50,000         4,344
                                                                                          --------
                                                                                             6,419
                                                                                          --------
COMMUNICATIONS 1.15%
DSC Communications........................................................   100,000         2,700
                                                                                          --------
COMPUTERS 3.67%
Compaq Computer Corporation*..............................................    70,000         2,704
Hewlett Packard...........................................................    35,000         3,290
Tektronix Incorporated....................................................    80,000         2,600
                                                                                          --------
                                                                                             8,594
                                                                                          --------

                                                                                        (continued)


THE CARDINAL FUND INC.
--------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
CONGLOMERATES 9.35%
Johnson Controls, Incorporated............................................   100,000      $  7,463
Tenneco, Incorporated.....................................................   150,500         8,409
Textron, Incorporated.....................................................    75,000         6,000
                                                                                          --------
                                                                                            21,872
                                                                                          --------
CONSUMER SERVICES 1.54%
H&R Block Incorporated....................................................   100,000         3,613
                                                                                          --------
DIVERSIFIED FINANCIAL SERVICES 2.59%
Beneficial Corp...........................................................   105,000         6,051
                                                                                          --------
DIVERSIFIED INDUSTRIALS 1.94%
Minnesota Mining & Manufacturing Company..................................    70,000         4,541
                                                                                          --------
DIVERSIFIED TECHNOLOGY 2.18%
Texas Instruments.........................................................   100,000         5,088
                                                                                          --------
ELECTRICAL COMPONENTS 7.51%
Asea Brown-Boveri, Incorporated...........................................    45,000         4,646
General Electric Company..................................................   120,400         9,376
Kent Electric.............................................................   100,000         3,538
                                                                                          --------
                                                                                            17,560
                                                                                          --------

*Non-income producing                                                                  (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
FOOD 0.01%
Earthgrain................................................................     1,000      $     30
                                                                                          --------
GAS 1.29%
Williams Companies Incorporated...........................................    60,000         3,023
                                                                                          --------
HEALTHCARE PROVIDERS 1.18%
U.S. HealthCare, Incorporated.............................................    60,000         2,753
                                                                                          --------
INDUSTRIAL SERVICES 0.64%
New England Business Services, Incorporated...............................    90,000         1,508
                                                                                          --------
INSURANCE 2.99%
American International Group..............................................    30,000         2,809
Marsh & McLennan Companies Incorporated...................................    45,000         4,179
                                                                                          --------
                                                                                             6,988
                                                                                          --------
INTEGRATED OILS 10.71%
Mobil Corporation.........................................................    75,000         8,691
Royal Dutch Petroleum Company.............................................    55,000         7,769
Texaco Incorporated.......................................................   100,000         8,600
                                                                                          --------
                                                                                            25,059
                                                                                          --------
MEDICAL SUPPLIES 0.57%
Fisher Scientific International, Incorporated.............................    35,000         1,339
                                                                                          --------
OTHER NONFERROUS METALS 2.34%
Worthington Industries, Incorporated......................................   275,776         5,481
                                                                                          --------
PAPER 1.62%
Boise Cascade.............................................................    90,000         3,780
                                                                                          --------
PHARMACEUTICALS 2.62%
American Home Products Corporation........................................    40,000         4,335
Mylan Laboratories, Incorporated..........................................    85,000         1,785
                                                                                          --------
                                                                                             6,120
                                                                                          --------

                                                                                       (continued)


THE CARDINAL FUND INC.
--------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
PROPERTY/CASUALTY INSURERS 4.29%
Cincinnati Financial Corporation..........................................   158,288      $ 10,031
                                                                                          --------
PUBLISHING 1.64%
Dun and Bradstreet Corporation............................................    30,000         1,819
Gannett Company Incorporated..............................................    30,000         2,018
                                                                                          --------
                                                                                             3,836
                                                                                          --------
SEMICODUCTOR & RELATED 4.50%
Atmel Corporation.........................................................    90,000         2,295
Intel Corporation.........................................................    75,000         4,266
Motorola..................................................................    75,000         3,975
                                                                                          --------
                                                                                            10,536
                                                                                          --------
SOFTWARE AND PROCESSING 3.35%
Microsoft Incorporated....................................................    50,000         5,156
Novell....................................................................   200,000         2,675
                                                                                          --------
                                                                                             7,831
                                                                                          --------
SPECIALTY/RETAILERS 0.88%
The Limited, Incorporated.................................................   108,780         2,067
                                                                                          --------
TELEPHONE 5.36%
GTE Corporation...........................................................   160,000         7,020
Sprint Corporation........................................................   120,000         4,560
360 Communications Company................................................    40,000           955
                                                                                          --------
                                                                                            12,535
                                                                                          --------
TOBACCO 2.81%
Philip Morris Companies, Incorporated.....................................    75,000         6,581
                                                                                          --------
     TOTAL COMMON STOCK (COST $157,117,639)...............................                 223,796
                                                                                          --------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S.
  GOVERNMENT OBLIGATIONS 4.06%
Paine Webber, 5.50%, dated 3/29/96, due 4/01/96...........................                   9,500
                                                                                          --------
     TOTAL REPURCHASE AGREEMENTS (COST $9,500,000)........................                   9,500
                                                                                          --------
     TOTAL INVESTMENTS (COST $166,617,639) 99.74%.........................                $233,296
                                                                                          ========

See accompanying notes to financial statements.


THE CARDINAL FUND INC.
-------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
-------------------------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

ASSETS

Investments in securities, at value (cost $166,618)...................................   $233,296
Cash..................................................................................        539
Receivable for investment securities sold.............................................         24
Dividends and interest receivable.....................................................        525
Receivable for Fund shares sold.......................................................         13
Other assets..........................................................................        111
                                                                                         --------
          Total assets................................................................    234,508
                                                                                         --------
LIABILITIES
Payable for Fund shares redeemed......................................................        210
Payable for investment securities purchased...........................................         24
Accrued investment management and transfer agent fees (note 3)........................        307
Other accrued expenses................................................................         72
                                                                                         --------
          Total liabilities...........................................................        613
                                                                                         --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 17,451,068 outstanding no par value shares of beneficial
  interest (authorized 30,000,000)....................................................   $233,895
                                                                                         ========
NET ASSET VALUE PER SHARE.............................................................   $  13.40
                                                                                         ========

See accompanying notes to financial statements.


THE CARDINAL FUND INC.
-------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................................      $ 2,699
Interest...............................................................................          483
                                                                                             -------
          Total income.................................................................        3,182
                                                                                             -------
EXPENSES:
Investment management fees (note 3)....................................................          574
Transfer agent fees and expenses (note 3)..............................................          111
                                                                                             -------
          Total affiliated expenses....................................................          685
                                                                                             -------
Custodian fees.........................................................................           13
Professional fees......................................................................           34
Reports to shareholders................................................................           21
Directors' fees........................................................................           10
Registration fees......................................................................            8
Other expenses.........................................................................           22
                                                                                             -------
          Total non-affiliated expenses................................................          108
                                                                                             -------
          Total expenses...............................................................          793
                                                                                             -------
          Net investment income........................................................        2,389
                                                                                             -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions...........................................       14,422
Increase in unrealized gain on investments.............................................        7,775
                                                                                             -------
          Net realized gain and increase in unrealized gain on investments.............       22,197
                                                                                             -------
          Net increase in net assets from operations...................................      $24,586
                                                                                             =======

See accompanying notes to financial statements.


THE CARDINAL FUND INC.
------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)
AND FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                      SIX MONTHS
                                                                        ENDED         YEAR ENDED
                                                                      MARCH 31,      SEPTEMBER 30,
                                                                         1996            1995
                                                                      ----------     -------------
FROM OPERATIONS:
Net investment income...........................................       $  2,389        $   6,723
Net realized gain from security transactions....................         14,422           17,719
Increase in unrealized gain on investments......................          7,775            8,122
                                                                      ---------        ---------
  Net increase in net assets from operations....................         24,586           32,564
                                                                      ---------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income ($.15 and $.35 per share,
  respectively).................................................         (2,548)          (6,566)
Distribution of net realized gains from security transactions
  ($1.08 and $.83 per share, respectively)......................        (18,120)         (15,750)
                                                                      ---------        ---------
  Total distributions to shareholders...........................        (20,668)         (22,316)
                                                                      ---------        ---------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares...............................          4,348            8,266
Net asset value of Fund shares issued in connection with
  reinvestment of distributions to shareholders.................         19,158           20,894
                                                                      ---------        ---------
                                                                         23,506           29,160
Cost of Fund shares redeemed....................................        (19,710)         (59,809)
                                                                      ---------        ---------
  Increase (decrease) in net assets derived from capital share
     transactions...............................................          3,796          (30,649)
                                                                      ---------        ---------
  Net increase (decrease) in net assets.........................          7,714          (20,401)
NET ASSETS -- beginning of period...............................        226,181          246,582
                                                                      ---------        ---------
NET ASSETS -- end of period (undistributed net investment income
  of $17 and $176, respectively)................................       $233,895        $ 226,181
                                                                      =========        =========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Cardinal Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation--Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Directors to reflect their fair value.

Security Transactions and Investment Income--Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net realized gain or loss on securities sold, the cost of the securities has been determined on the first-in, first-out (FIFO) cost basis. It is the Fund's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Distributions to Shareholders--Distributions and dividends are recorded by the Fund on the record date. Income dividends are declared quarterly and any capital gain distribution is declared annually.

Federal Income Taxes--No provision has been made for Federal taxes on the Fund's income, since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the six months ended March 31, 1996 aggregated $66,192,225 and $71,056,133, respectively.

During the six months ended March 31, 1996 the Fund realized on a FIFO cost basis a net capital gain of $14,421,742 and $14,438,096 for book and tax purposes, respectively.

At March 31, 1996, the book cost of investment securities was $166,617,639 and the tax cost was $166,598,146. The difference between book and tax cost is attributable to securities acquired in the 1975 acquisition of the Ohio Capital Fund, Inc. and remaining in the Fund's portfolio with a book cost of $56,857 and a tax cost of $37,364.

As of March 31, 1996, for tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $68,069,424 and $1,390,684 respectively; resulting in a net unrealized gain of $66,678,740.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Fund, The Ohio Company (the Adviser), with whom certain officers and directors of the Fund are affiliated is allowed an annual fee of 0.5% of the average daily net assets of the Fund. For the six months ended the Fund paid or accrued $574,213 for investment management services. The Adviser has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

the expense limitation of any state having jurisdiction over the Fund, the Adviser will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the six months ended March 31, 1996. In addition to providing management and advisory services, The Ohio Company pays the compensation of all officers and employees of the Fund and provides office space and certain related facilities required by the Fund.

The Ohio Company, acting as the General Distributor and Dealer, reported to the Fund that it received commissions after discounts to dealers from the sale of shares of the Fund of $80,028 for the six months ended March 31, 1996. Cardinal Management Corp., a wholly-owned subsidiary of The Ohio Company, provides transfer agent services to the Fund. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. For the six months ended March 31, 1996 the Fund paid or accrued $105,862 for transfer agent services provided by Cardinal Management Corp.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at March 31, 1996. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Fund and its officers and directors has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Fund is a deposit of $28,588, for the initial capital of ICI Mutual. The Fund is also committed to provide $85,764 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $56,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Fund's participation in ICI Mutual. This amount is not available for investment.

(5) -- CAPITAL STOCK

At March 31, 1996, there were 30,000,000 shares of no par value capital stock authorized and the capital amounts were as follows:

Paid in capital....................................................................    $151,616,367
Accumulated net realized gains on investments......................................      15,583,064
Unrealized gain on investments.....................................................      66,678,740
Undistributed net investment income................................................          16,648
                                                                                       ------------
Net assets.........................................................................    $233,894,819
                                                                                       ============

                                                                                        (continued)


THE CARDINAL FUND INC.
---------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

Transactions in capital stock were as follows:

                                                                       SIX MONTHS
                                                                         ENDED           YEAR ENDED
                                                                       MARCH 31,        SEPTEMBER 30,
                                                                          1996              1995
                                                                       ----------       -------------
Shares sold........................................................       330,681           677,512
Shares issued in connection with reinvestment of distributions
  to shareholders..................................................     1,493,286         1,830,954
Shares repurchased.................................................    (1,471,915)       (4,782,671)
                                                                       ----------      ------------
Net decrease.......................................................       352,052        (2,274,205)
Shares outstanding:
  Beginning of period..............................................    17,099,016        19,373,221
                                                                       ----------      ------------
  End of period....................................................    17,451,068        17,099,016
                                                                       ==========      ============

(6) -- SUBSEQUENT EVENT

On March 29, 1996 shareholders approved an Agreement and Plan of Reorganization between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). With shareholder approval of this plan, the transfer of all assets and liabilities of the Old Funds to the newly created Group was made on May 1, 1996.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                 SIX MONTHS
                                                                   ENDED                YEARS ENDED SEPTEMBER 30,
                                                                 MARCH 31,   ------------------------------------------------
                                                                    1996       1995      1994      1993      1992      1991
                                                                 ----------  --------  --------  --------  --------  --------
Net Asset Value, beginning....................................    $  13.23   $  12.73  $  12.91  $  12.95  $  11.88  $   9.28
                                                                 ---------   --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income.......................................        0.14       0.36      0.31      0.32      0.35      0.35
  Net realized and unrealized gains (losses) on investments...        1.26       1.32      0.12      0.55      1.37      2.70
                                                                 ---------   --------  --------  --------  --------  --------
Total from investment operations..............................        1.40       1.68      0.43      0.87      1.72      3.05
                                                                 ---------   --------  --------  --------  --------  --------
Less distributions:
  Dividends...................................................       (0.15)     (0.35)    (0.33)    (0.29)    (0.36)    (0.38)
  Capital gain distribution...................................       (1.08)     (0.83)    (0.28)    (0.62)    (0.29)    (0.07)
                                                                 ---------   --------  --------  --------  --------  --------
Total distributions...........................................       (1.23)     (1.18)    (0.61)    (0.91)    (0.65)    (0.45)
                                                                 ---------   --------  --------  --------  --------  --------
Net Asset Value, ending.......................................    $  13.40   $  13.23  $  12.73  $  12.91  $  12.95  $  11.88
                                                                 =========   ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Total return..................................................       11.07%     14.84%     3.38%     6.98%    15.05%    33.54%
                                                                 =========   ========  ========  ========  ========  ========
Net assets, ending (000)......................................    $233,895   $226,181  $246,581  $282,125  $261,392  $221,428
                                                                 =========   ========  ========  ========  ========  ========
Ratio of expenses to average net assets.......................        0.69%      0.70%     0.72%     0.68%     0.67%     0.67%
                                                                 =========   ========  ========  ========  ========  ========
Ratio of net investment income to average net assets..........        2.08%      2.89%     2.40%     2.46%     2.83%     3.15%
                                                                 =========   ========  ========  ========  ========  ========
Portfolio turnover rate.......................................       28.74%     19.78%    23.20%    11.11%     6.22%    33.27%
                                                                 =========   ========  ========  ========  ========  ========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK 91.28%
AEROSPACE/DEFENSE 3.33%
Harris Corporation........................................................    75,200      $  4,127
Raytheon Company..........................................................    40,000         3,400
                                                                                          --------
                                                                                             7,527
                                                                                          --------
APPAREL/RETAILERS 2.69%
Jacobson Stores, Incorporated.............................................    79,000           770
May Department Stores Company.............................................   110,000         4,813
Shopko Stores, Incorporated...............................................    40,000           495
                                                                                          --------
                                                                                             6,078
                                                                                          --------
AUTOMOTIVE MANUFACTURING 1.79%
Ford Motor Company........................................................   130,000         4,046
                                                                                          --------
AUTOMOTIVE PARTS 2.01%
Amcast Industrial Corporation.............................................   109,800         2,114
Cooper Tire & Rubber Company..............................................   100,200         2,430
                                                                                          --------
                                                                                             4,544
                                                                                          --------
BEVERAGES 0.69%
Anheuser-Busch Companies Incorporated.....................................    25,000         1,559
                                                                                          --------
CENTRAL STATES BANKS 7.46%
Banc One Corporation......................................................   130,500         4,763
Huntington Bancshares Incorporated........................................   203,747         4,585
KeyCorp...................................................................   220,000         7,535
                                                                                          --------
                                                                                            16,883
                                                                                          --------
COMMODITY CHEMICALS 4.38%
Akzo Nobel N.V............................................................    70,214         4,221
ARCO Chemical Company.....................................................    25,000         1,219
Dow Chemical Company......................................................    60,000         4,470
                                                                                          --------
                                                                                             9,910
                                                                                          --------

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
COMPUTERS 2.84%
Compaq Computer Corporation*..............................................    70,000      $  3,386
Tektronix Incorporated....................................................    51,600         3,044
                                                                                          --------
                                                                                             6,430
                                                                                          --------
CONGLOMERATES 8.14%
Johnson Controls, Incorporated............................................   100,000         6,325
Tenneco, Incorporated.....................................................   150,500         6,961
Textron, Incorporated.....................................................    75,000         5,118
                                                                                          --------
                                                                                            18,404
                                                                                          --------
CONSUMER SERVICES 0.59%
Scotts Company, Class A*..................................................    60,000         1,328
                                                                                          --------
CONTAINERS/PACKAGING 0.40%
Liqui-Box Corporation.....................................................    30,390           900
                                                                                          --------
DIVERSIFIED FINANCIAL SERVICES 2.43%
Beneficial Corp...........................................................   105,000         5,486
                                                                                          --------
DIVERSIFIED INDUSTRIALS 3.45%
Minnesota Mining & Manufacturing Company..................................    70,000         3,955
Myers Industries, Incorporated............................................   181,802         2,772
Raven Industries, Incorporated............................................    60,050         1,081
                                                                                          --------
                                                                                             7,808
                                                                                          --------
ELECTRIC 1.90%
Northern States Power Company.............................................    95,000         4,311
                                                                                          --------
ELECTRICAL COMPONENTS 6.59%
Asea Brown-Boveri, Incorporated...........................................    50,300         5,024
General Electric Company..................................................   120,400         7,675
Houston Industries, Incorporated..........................................    50,000         2,206
                                                                                          --------
                                                                                            14,905
                                                                                          --------

*Non-income producing                                                (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
FOOD 2.40%
GoodMark Foods, Incorporated..............................................   184,000      $  3,404
Super Food Services, Incorporated.........................................   160,800         2,030
                                                                                          --------
                                                                                             5,434
                                                                                          --------
GAS 1.03%

Williams Companies Incorporated...........................................    60,000         2,340
                                                                                          --------
HEALTHCARE PROVIDERS 0.78%
U.S. HealthCare, Incorporated.............................................    50,000         1,769
                                                                                          --------
INDUSTRIAL SERVICES 1.57%
Graphic Industries, Incorporated..........................................   123,500         1,266
New England Business Services, Incorporated...............................   110,500         2,279
                                                                                          --------
                                                                                             3,545
                                                                                          --------

INSURANCE 2.38%

Equitable of Iowa Companies...............................................    50,300         1,861
Marsh & McLennan Companies Incorporated...................................    40,000         3,515
                                                                                          --------
                                                                                             5,376
                                                                                          --------
INTEGRATED OILS 9.42%

Mobil Corporation.........................................................    75,000         7,471
Royal Dutch Petroleum Company.............................................    60,000         7,365
Texaco Incorporated.......................................................   100,000         6,463
                                                                                          --------
                                                                                            21,299
                                                                                          --------
MEDICAL SUPPLIES 0.43%

Fisher Scientific International, Incorporated.............................    30,000           971
                                                                                          --------
OTHER NONFERROUS METALS 2.24%
Worthington Industries, Incorporated......................................   275,776         5,067
                                                                                          --------
PAPER 2.54%
Federal Paper Board Company...............................................    89,800         3,446
Union Camp Corporation....................................................    40,000         2,305
                                                                                          --------
                                                                                             5,751
                                                                                          --------

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS 2.32%
American Home Products Corporation........................................    50,000      $  4,244
Mylan Laboratories, Incorporated..........................................    50,000         1,000
                                                                                          --------
                                                                                             5,244
                                                                                          --------
PIPELINES 0.52%

Coastal Corporation.......................................................    35,000         1,177
                                                                                          --------
PROPERTY/CASUALTY INSURERS 3.91%
Cincinnati Financial Corporation..........................................   162,750         8,850
                                                                                          --------
PUBLISHING 0.77%
Dun and Bradstreet Corporation............................................    30,000         1,736
                                                                                          --------
SPECIALTY/RETAILERS 2.71%
Limited, Incorporated.....................................................   200,000         3,800
Stanley Works.............................................................    35,000         1,518
Sun Television and Appliances.............................................    70,000           429
Wolohan Lumber Company....................................................    34,000           387
                                                                                          --------
                                                                                             6,134
                                                                                          --------
TELEPHONE 5.15%

GTE Corporation...........................................................   189,716         7,446
Sprint Corporation........................................................   120,000         4,200
                                                                                          --------
                                                                                            11,646
                                                                                          --------
TOBACCO 2.77%

Philip Morris Companies, Incorporated.....................................    75,000         6,263
                                                                                          --------
TRANSPORTATION 1.65%
GATX Corporation..........................................................    72,300         3,742
                                                                                          --------
     TOTAL COMMON STOCK (COST $147,559,806)...............................                 206,463
                                                                                          --------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S.
  GOVERNMENT OBLIGATIONS 7.30%
Fifth Third Bank, 6.25%, dated 9/29/95, due 10/02/95......................                  16,500
                                                                                          --------
     TOTAL REPURCHASE AGREEMENTS (COST $16,500,000).......................                  16,500
                                                                                          --------
     TOTAL INVESTMENTS (COST $164,059,806) 98.58%.........................                $222,963
                                                                                          =========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS

Investments in securities, at value (cost $164,060)...................................   $222,963
Cash..................................................................................        206
Receivable for investment securities sold.............................................      2,999
Dividends and interest receivable.....................................................        825
Receivable for Fund shares sold.......................................................        102
Other assets..........................................................................        111
                                                                                         --------
          Total assets................................................................    227,206
                                                                                         --------
LIABILITIES
Payable for Fund shares redeemed......................................................        660
Accrued investment management and transfer agent fees (note 3)........................        314
Other accrued expenses................................................................         51
                                                                                         --------
          Total liabilities...........................................................      1,025
                                                                                         --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 17,099,016 outstanding no par value shares of beneficial
  interest (authorized 30,000,000)....................................................   $226,181
                                                                                         =========
NET ASSET VALUE PER SHARE.............................................................   $  13.23
                                                                                         =========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Dividends..............................................................................   $ 7,504
Interest...............................................................................       847
                                                                                          -------
          Total income.................................................................     8,351
                                                                                          -------
EXPENSES:
Investment management fees (note 3)....................................................     1,159
Transfer agent fees and expenses (note 3)..............................................       256
                                                                                          -------
          Total affiliated expenses....................................................     1,415
                                                                                          -------
Custodian fees.........................................................................        25
Professional fees......................................................................        60
Reports to shareholders................................................................        37
Directors' fees........................................................................        21
Registration fees......................................................................         6
Other expenses.........................................................................        64
                                                                                          -------
          Total non-affiliated expenses................................................       213
                                                                                          -------
          Total expenses...............................................................     1,628
                                                                                          -------
          Net investment income........................................................     6,723
                                                                                          -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions...........................................    17,719
Increase in unrealized gain on investments.............................................     8,122
                                                                                          -------
          Net realized gain and increase in unrealized gain on investments.............    25,841
                                                                                          -------
          Net increase in net assets from operations...................................   $32,564
                                                                                          ========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                        1995              1994
                                                                    -------------     -------------
FROM OPERATIONS:
Net investment income...........................................      $   6,723         $   6,351
Net realized gain from security transactions....................         17,719            17,362
Increase (decrease) in unrealized gain on investments...........          8,122           (14,821)
                                                                    -------------     -------------
  Net increase in net assets from operations....................         32,564             8,892
                                                                    -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income ($.35 and $.33 per share,
  respectively).................................................         (6,566)           (6,601)
Distribution of net realized gains from security transactions
  ($.83 and $.28 per share, respectively).......................        (15,750)           (6,006)
                                                                    -------------     -------------
  Total distributions to shareholders...........................        (22,316)          (12,607)
                                                                    -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares...............................          8,266            14,876
Net asset value of Fund shares issued in connection with
  reinvestment of distributions to shareholders.................         20,894            11,831
                                                                    -------------     -------------
                                                                         29,160            26,707
Cost of Fund shares redeemed....................................        (59,809)          (58,535)
                                                                    -------------     -------------
  Decrease in net assets derived from capital share
     transactions...............................................        (30,649)          (31,828)
                                                                    -------------     -------------
  Net decrease in net assets....................................        (20,401)          (35,543)
NET ASSETS -- beginning of period...............................        246,582           282,125
                                                                    -------------     -------------
NET ASSETS -- end of period (undistributed net investment income
  of $176 and $20, respectively)................................      $ 226,181         $ 246,582
                                                                    ==============    ==============

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Cardinal Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation--Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Directors to reflect their fair value.

Security Transactions and Investment Income--Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net realized gain or loss on securities sold, the cost of the securities has been determined on the first-in, first-out (FIFO) cost basis. It is the Fund's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Distributions to Shareholders--Distributions and dividends are recorded by the Fund on the record date. Income dividends are declared quarterly and any capital gain distribution is declared annually.

Federal Income Taxes--No provision has been made for Federal taxes on the Fund's income, since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the year ended September 30, 1995 aggregated $43,227,000 and $91,217,776, respectively.

During the year ended September 30, 1995 the Fund realized on a FIFO cost basis a net capital gain of $17,719,277 and $17,777,501 for book and tax purposes, respectively.

At September 30, 1995, the book cost of investment securities was $164,059,806 and the tax cost was $164,085,672. The difference between book and tax cost is attributable to securities acquired in the 1975 acquisition of the Ohio Capital Fund, Inc. and remaining in the Fund's portfolio with a book cost of $68,235 and a tax cost of $38,594.

As of September 30, 1995, for tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $60,316,804 and $1,439,149 respectively; resulting in a net unrealized gain of $58,877,655.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Fund, The Ohio Company (the Adviser), with whom certain officers and directors of the Fund are affiliated is allowed an annual fee of 0.5% of the average daily net assets of the Fund. For the year ended the Fund paid or accrued $1,158,534 for investment management services. The Adviser has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

expense limitation of any state having jurisdiction over the Fund, the Adviser will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995. In addition to providing management and advisory services, The Ohio Company pays the compensation of all officers and employees of the Fund and provides office space and certain related facilities required by the Fund.

The Ohio Company, acting as the General Distributor and Dealer, reported to the Fund that it received commissions after discounts to dealers from the sale of shares of the Fund of $170,827 for the year ended September 30, 1995. Cardinal Management Corp., a wholly-owned subsidiary of The Ohio Company, provides transfer agent services to the Fund. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. For the year ended September 30, 1995 the Fund paid or accrued $255,882 for transfer agent services provided by Cardinal Management Corp.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Fund and its officers and directors has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Fund is a deposit of $28,588, for the initial capital of ICI Mutual. The Fund is also committed to provide $85,764 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $56,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Fund's participation in ICI Mutual. This amount is not available for investment.

(5) -- CAPITAL STOCK

At September 30, 1995, there were 30,000,000 shares of no par value capital stock authorized and the capital amounts were as follows:

Paid in capital....................................................................    $147,820,440
Accumulated net realized gains on investments......................................      19,280,863
Unrealized gain on investments.....................................................      58,903,521
Undistributed net investment income................................................         176,409
                                                                                       ------------
Net assets.........................................................................    $226,181,233
                                                                                       =============

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

Transactions in capital stock were as follows:

                                                                       YEARS ENDED SEPTEMBER 30,
                                                                       -------------------------
                                                                          1995           1994
                                                                       ----------     ----------
Shares sold........................................................       677,512      1,161,378
Shares issued in connection with reinvestment of distributions
  to shareholders..................................................     1,830,954        936,172
Shares repurchased.................................................    (4,782,671)    (4,580,169)
                                                                       ----------     ----------
Net decrease.......................................................    (2,274,205)    (2,482,619)
Shares outstanding:
Beginning of period................................................    19,373,221     21,855,840
                                                                       ----------     ----------
End of period......................................................    17,099,016     19,373,221
                                                                       ==========     ==========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation between the Fund and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Fund to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Fund and TCG. Shareholder approval will be sought and is needed to ratify the transaction.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                          YEARS ENDED SEPTEMBER 30,
                                         ------------------------------------------------------------
                                           1995         1994         1993         1992         1991
                                         --------     --------     --------     --------     --------
Net Asset Value, beginning.............  $  12.73     $  12.91     $  12.95     $  11.88     $   9.28
                                         --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income................      0.36         0.31         0.32         0.35         0.35
  Net realized and unrealized gains
    (losses) on investments............      1.32         0.12         0.55         1.37         2.70
                                         --------     --------     --------     --------     --------
Total from investment operations.......      1.68         0.43         0.87         1.72         3.05
                                         --------     --------     --------     --------     --------
Less distributions:
  Dividends............................     (0.35)       (0.33)       (0.29)       (0.36)       (0.38)
  Capital gain distribution............     (0.83)       (0.28)       (0.62)       (0.29)       (0.07)
                                         --------     --------     --------     --------     --------
Total distributions....................     (1.18)       (0.61)       (0.91)       (0.65)       (0.45)
                                         --------     --------     --------     --------     --------
Net Asset Value, ending................  $  13.23     $  12.73     $  12.91     $  12.95     $  11.88
                                         ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Total return...........................     14.84%        3.38%        6.98%       15.05%       33.54%
                                         ========     ========     ========     ========     ========
Net assets, ending (000)...............  $226,181     $246,581     $282,125     $261,392     $221,428
                                         ========     ========     ========     ========     ========
Ratio of expenses to average net
  assets...............................      0.70%        0.72%        0.68%        0.67%        0.67%
                                         ========     ========     ========     ========     ========
Ratio of net investment income to
  average net assets...................      2.89%        2.40%        2.46%        2.83%        3.15%
                                         ========     ========     ========     ========     ========
Portfolio turnover rate................     19.78%       23.20%       11.11%        6.22%       33.27%
                                         ========     ========     ========     ========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
The Cardinal Fund Inc.:

We have audited the accompanying statement of assets and liabilities of The Cardinal Fund Inc. (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Cardinal Fund Inc. as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                                PRINCIPAL      VALUE
SECURITIES                                                                       AMOUNT      (NOTE 1)
----------------------------------------------------------------------------    --------     ---------
DIRECT U.S. GOVERNMENT OBLIGATIONS .70%
U.S. Treasury Notes, 6.50% maturing 8/15/05.................................    $  1,000     $  1,007
                                                                                --------     ---------
      TOTAL DIRECT U.S. GOVERNMENT OBLIGATIONS..............................       1,000        1,007
                                                                                --------     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS 101.16%
GNMA I PL Notes, 7.375% maturing 1/15/98....................................       2,613        2,604
GNMA I PL Notes, 7.75% maturing 4/15/97.....................................       1,264        1,283
GNMA I PL Notes, 8.00% maturing 11/15/97 through 8/15/35....................       7,660        7,832
GNMA I PL Notes, 8.15% maturing 1/15/24.....................................       2,325        2,413
GNMA I PL Notes, 8.25% maturing 3/15/97 through 11/15/34....................       8,077        8,331
GNMA I PL Notes, 8.50% maturing 6/15/22 through 12/15/30....................       8,837        9,202
GNMA I PL Notes, 8.75% maturing 8/15/24.....................................       1,927        2,019
GNMA I PL Notes, 9.00% maturing 10/15/21 through 12/15/34...................       7,980        8,324
GNMA I PL Notes, 9.25% maturing 3/15/30 through 2/15/33.....................       1,655        1,747
GNMA I PL Notes, 9.50% maturing 1/15/19 through 8/15/22.....................       1,303        1,370
GNMA I PL Notes, 10.25% maturing 12/15/22...................................       1,638        1,731
GNMA I PL Notes, 10.50% maturing 7/15/14....................................       1,030        1,095
GNMA I Notes, 8.00% maturing 5/15/22 through 5/15/25........................       6,517        6,659
GNMA I Notes, 8.50% maturing 5/15/16 through 8/15/17........................      10,302       10,823
GNMA I Notes, 8.75% maturing 12/15/16 through 1/15/25.......................       1,754        1,853
GNMA I Notes, 9.00% maturing 5/15/16 through 4/15/21........................      21,129       22,607
GNMA I Notes, 11.00% maturing 1/15/10 through 6/15/20.......................       5,701        6,415
GNMA II Notes, 8.00% maturing 5/20/22 through 12/20/25......................       2,894       12,942
GNMA II Notes, 9.00% maturing 10/20/15 through 10/20/19.....................       9,723       10,330
GNMA II Notes, 9.50% maturing 7/20/16 through 12/20/22......................       4,742        5,098
GNMA II Notes, 10.00% maturing 9/20/13 through 9/20/19......................      10,065       10,782
Fed Home Loan Mtg. Corp., 7.00% maturing 7/01/10 through 3/01/11............      15,793       15,783
Fed Home Loan Mtg. Corp., 7.50% maturing 5/01/09 through 6/01/10............       4,755        4,831
                                                                                --------     ---------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS..............................     139,684      146,076
                                                                                --------     ---------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 1.39%
Fifth Third Bank, 5.25%, dated 3/29/96, due 4/01/96.........................       2,000        2,000
                                                                                --------     ---------
      TOTAL REPURCHASE AGREEMENTS...........................................       2,000        2,000
                                                                                --------     ---------
      TOTAL INVESTMENTS (COST $148,106) 103.24%.............................    $142,684     $149,083
                                                                                ========     =========

GNMA -- Government National Mortgage Association
PL -- Project Loan
Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $148,106)...........................    $ 149,083
Cash..........................................................................          491
Interest receivable...........................................................          999
Receivable for Fund shares sold...............................................           13
Other assets..................................................................          110
                                                                                  ---------
          Total assets........................................................      150,696
                                                                                  ---------
LIABILITIES
Payable for investment securities purchased...................................        5,449
Dividends payable.............................................................          388
Payable for Fund shares redeemed..............................................          312
Accrued investment management, accounting and transfer agent fees (note 3)....           79
Other accrued expenses........................................................           62
                                                                                  ---------
          Total liabilities...................................................        6,290
                                                                                  ---------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS--applicable to 17,730,206 outstanding no par value shares of
  beneficial interest (unlimited number of shares authorized).................    $ 144,406
                                                                                  =========
NET ASSET VALUE PER SHARE.....................................................    $    8.14
                                                                                  =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest.........................................................................    $ 6,055
                                                                                     -------
EXPENSES:
Investment management fees (note 3)..............................................        370
Transfer agent fees and expenses (note 3)........................................         76
Accounting fees (note 3).........................................................         20
                                                                                     -------
            Total affiliated expenses............................................        466
                                                                                     -------
Custodian fees...................................................................         21
Professional fees................................................................         28
Reports to shareholders..........................................................         17
Directors' fees..................................................................         11
Registration fees................................................................          9
Other expenses...................................................................         17
                                                                                     -------
            Total non-affiliated expenses........................................        103
                                                                                     -------
            Total expenses.......................................................        569
                                                                                     -------
            Net investment income................................................      5,486
                                                                                     -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 2):
Net realized loss from security transactions.....................................       (251)
Decrease in unrealized gain on investments.......................................       (148)
                                                                                     -------
            Net realized loss and decrease in unrealized gain on investments.....       (399)
                                                                                     -------
            Net increase in net assets from operations...........................    $ 5,087
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)
AND FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                       SIX MONTHS
                                                                         ENDED       YEAR ENDED
                                                                       MARCH 31,    SEPTEMBER 30,
                                                                          1996          1995
                                                                       ----------   -------------
FROM OPERATIONS:
Net investment income................................................   $   5,486     $    12,473
Net realized loss from security transactions.........................        (251)         (4,514)
Increase (decrease) in unrealized gain on investments................        (148)          8,934
                                                                       ----------   -------------
     Net increase (decrease) in net assets from operations...........       5,087          16,893
                                                                       ----------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income ($.62 per share)..............      (5,606)        (12,572)
                                                                       ----------   -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares....................................       2,954           5,355
Net asset value of Fund shares issued in connection with reinvestment
  of distributions to shareholders...................................       3,213           7,272
                                                                       ----------   -------------
                                                                            6,167          12,627
Cost of Fund shares redeemed.........................................     (12,953)        (34,766)
                                                                       ----------   -------------
     Decrease in net assets derived from capital share
      transactions...................................................      (6,786)        (22,139)
                                                                       ----------   -------------
     Net decrease in net assets......................................      (7,305)        (17,818)
NET ASSETS--beginning of period......................................     151,711         169,529
                                                                       ----------   -------------
NET ASSETS--end of period (overdistributed net investment income of
  $220 and $100, respectively).......................................   $ 144,406     $   151,711
                                                                       ==========   ==============

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Government Obligations Fund (the "Fund") is a diversified, open-end investment company created under the laws of Ohio by a Declaration of Trust dated November 15, 1985 and is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees of the Fund to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are recognized as realized gains or losses from security transactions as securities are sold or as principal reductions are received. In determining the net realized gain or loss on securities sold, the cost of the securities has been determined on first-in, first-out (FIFO) cost basis.

Federal Income Taxes -- No provision has been made for Federal taxes on the Fund's income, since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders -- Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly, at net asset value, in additional shares of the Fund.

(2) -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of U.S. government agency obligations (excluding short-term obligations) during the six months ended March 31, 1996 aggregated $29,027,039 and $20,444,083, respectively.

As of March 31, 1996, gross unrealized gains and gross unrealized losses on investment securities were $1,406,165 and $429,352, respectively; resulting in a net unrealized gain of $976,813 on investment securities with a cost basis of $148,106,461.

                                                                     (continued)

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(3) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Fund, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the six months ended March 31, 1996.

CMC also serves the Fund as transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Fund. For the six months ended March 31, 1996 the Fund paid or accrued $67,578 and $19,702 for transfer agent and fund accounting services, respectively.

The Ohio Company, sole shareholder of CMC, acting as distributor for the Fund, reported that it received commissions after discounts to dealers from the sale of shares of the Fund of $76,661 for the six months ended March 31, 1996.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at March 31, 1996. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Fund and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Fund is a deposit of $30,644, for the initial capital of ICI Mutual. The Fund is also committed to provide $91,932 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $61,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Fund's participation in ICI Mutual. This amount is not available for investment.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(5) -- CAPITAL STOCK

At March 31, 1996, there were an unlimited number of shares of no par value capital stock authorized and the capital amounts were as follows:

Paid in capital....................................................................    $ 169,089,436
Accumulated net realized loss on investments.......................................      (25,439,643)
Unrealized gain on investments.....................................................          976,813
Overdistributed net investment income..............................................         (220,404)
                                                                                       -------------
Net assets.........................................................................    $ 144,406,202
                                                                                       =============

For tax purposes, the accumulated net realized loss on investments (capital loss carryforwards) of approximately $22,800,000 expire throughout the next eight years. Approximately $980,364 of capital loss carryforwards expired during the six months ended March 31, 1996. The Fund will not declare any capital gain distributions until the carryforwards have been offset or expired.

(6) -- SUBSEQUENT EVENT

On March 29, 1996 shareholders approved an Agreement and Plan of Reorganization between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). With shareholder approval of this plan, the transfer of all assets and liabilities of the Old Funds to the newly created Group was made on May 1, 1996.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

On March 29, 1996, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

          1. Approve Agreement and Plan of Reorganization

           The results were as follows:

 VOTES FOR     VOTES AGAINST     VOTES ABSTAINED
-----------    -------------     ---------------
  9,699,689       365,693             543,944

          2. To elect ten Directors of the Fund:

           The Results were as follows:

       DIRECTORS           VOTES FOR      VOTES ABSTAINED
-----------------------    ----------     ---------------
H. Keith Allen             10,395,548         213,778
Frank W. Siegel            10,383,614         225,712
Gordon B. Carson           10,346,761         262,565
John B. Gerlach, Jr.       10,350,972         258,354
Michael J. Knilans         10,389,815         219,511
James I. Luck              10,392,211         217,115
David L. Nelson            10,387,385         221,941
C. A. Peterson             10,380,990         228,336
Lawrence H. Rogers, II     10,381,066         228,260
Joseph H. Stegmayer        10,389,969         219,357

          3. To ratify the selection of KPMG Peat Marwick LLP as independent auditors for the Fund for the fiscal year ending September 30, 1996.

           The results were as follows:

 VOTES FOR     VOTES AGAINST     VOTES ABSTAINED
-----------    -------------     ---------------
 10,164,713        61,015             383,598

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

Transactions in capital stock were as follows:

                                                                       SIX MONTHS
                                                                         ENDED       YEAR ENDED
                                                                       MARCH 31,    SEPTEMBER 30,
                                                                          1996          1995
                                                                       ----------   -------------
Shares sold..........................................................     360,416        669,572
Shares issued in connection with reinvestment of distributions to
  shareholders.......................................................     391,965        908,617
                                                                       ----------   -------------
                                                                          752,381      1,578,189
Shares repurchased...................................................  (1,565,795)    (4,320,495)
                                                                       ----------   -------------
Net decrease.........................................................    (813,414)    (2,742,306)
Shares outstanding:
Beginning of period..................................................  18,543,620     21,285,926
                                                                       ----------   -------------
End of period........................................................  17,730,206     18,543,620
                                                                       ==========   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                              SIX
                                             MONTHS
                                             ENDED
                                             MARCH                  YEARS ENDED SEPTEMBER 30,
                                              31,        -----------------------------------------------
                                              1996         1995         1994         1993         1992
                                            --------     --------     --------     --------     --------
Net Asset Value, beginning..............    $   8.18     $   7.96     $   8.63     $   8.95     $   8.99
                                            --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.................         .31         0.64         0.66         0.74         0.80
  Net realized and unrealized gains
     (losses) on securities.............        (.02)        0.22        (0.68)       (0.32)       (0.04)
                                            --------     --------     --------     --------     --------
Total from investment operations........         .29         0.86        (0.02)        0.42         0.76
                                            --------     --------     --------     --------     --------
Less distributions:
  Dividends.............................        (.33)       (0.64)       (0.65)       (0.74)       (0.80)
                                            --------     --------     --------     --------     --------
Net Asset Value, ending.................    $   8.14     $   8.18     $   7.96     $   8.63     $   8.95
                                            =========    =========    =========    =========    =========
Ratios/Supplemental Data:
Total return............................        3.33%       11.27%       (0.27%)       4.83%        8.87%
                                            =========    =========    =========    =========    =========
Net assets, ending (000)................    $144,406     $151,711     $169,529     $208,883     $172,139
                                            =========    =========    =========    =========    =========
Ratio of expenses to average net
  assets................................         .77%        0.76%        0.75%        0.73%        0.76%
                                            =========    =========    =========    =========    =========
Ratio of net investment income to
  average net assets....................        7.39%        7.93%        7.88%        8.32%        8.89%
                                            =========    =========    =========    =========    =========
Portfolio turnover rate.................       13.78%       36.71%       21.95%       24.94%       17.15%
                                            =========    =========    =========    =========    =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                PRINCIPAL      VALUE
                                 SECURITIES                                      AMOUNT      (NOTE 1)
----------------------------------------------------------------------------    --------     ---------
DIRECT U.S. GOVERNMENT OBLIGATIONS 1.35%
U.S. Treasury Notes, 6.50% maturing 8/15/05.................................    $  2,000     $  2,050
                                                                                --------     ---------
      TOTAL DIRECT U.S. GOVERNMENT OBLIGATIONS..............................       2,000        2,050
                                                                                --------     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS 99.44%
GNMA I PL Notes, 8.00% maturing 9/15/23 through 8/15/35.....................       4,692        4,757
GNMA I PL Notes, 8.15% maturing 1/15/24.....................................       2,334        2,411
GNMA I PL Notes, 8.25% maturing 11/15/96 through 11/15/34...................      11,903       12,171
GNMA I PL Notes, 8.50% maturing 6/15/22 through 12/15/30....................       8,868        9,223
GNMA I PL Notes, 8.75% maturing 8/15/24 through 4/15/25.....................       3,614        3,777
GNMA I PL Notes, 9.00% maturing 10/15/21 through 12/15/34...................       7,997        8,336
GNMA I PL Notes, 9.25% maturing 3/15/30 through 2/15/33.....................       1,658        1,746
GNMA I PL Notes, 9.50% maturing 1/15/19 through 8/15/22.....................       1,309        1,343
GNMA I PL Notes, 9.75% maturing 12/15/25....................................       1,879        1,981
GNMA I PL Notes, 10.25% maturing 2/15/17 through 12/15/22...................       1,644        1,705
GNMA I PL Notes, 10.50% maturing 7/15/14....................................       1,039        1,080
GNMA I Notes, 8.00% maturing 10/15/24 through 5/15/25.......................       3,880        3,992
GNMA I Notes, 8.50% maturing 5/15/16 through 8/15/17........................      11,463       12,032
GNMA I Notes, 8.75% maturing 12/15/16 through 1/15/25.......................       1,916        2,021
GNMA I Notes, 9.00% maturing 5/15/16 through 4/15/21........................      23,411       24,837
GNMA I Notes, 9.50% maturing 4/15/16 through 3/15/20........................       2,106        2,259
GNMA I Notes, 11.00% maturing 1/15/10 through 6/15/20.......................       6,775        7,605
GNMA II Notes, 9.00% maturing 10/20/15 through 10/20/19.....................      10,629       11,170
GNMA II Notes, 9.50% maturing 1/20/16 through 12/20/22......................       5,331        5,649
GNMA II Notes, 10.00% maturing 1/20/14 through 12/20/21.....................      11,416       12,401
GNMA II Notes, 10.50% maturing 9/20/13 through 9/20/19......................       2,421        2,639
GNMA II Notes, 11.00% maturing 10/20/13 through 1/20/21.....................       2,806        3,074
Fed. Home Loan Mtg. Corp., 7.00% maturing 9/01/10...........................       3,055        3,067
Fed. Home Loan Mtg. Corp., 7.50% maturing 5/01/09 through 6/01/10...........       5,318        5,414
Fed. Home Loan Mtg. Corp., 8.00% maturing 11/01/09 through 7/01/10..........       6,000        6,171
                                                                                --------     ---------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS..............................     143,464      150,861
                                                                                --------     ---------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 0.66%
Fifth Third Bank, 6.25%, dated 9/29/95, due 10/02/95........................       1,000        1,000
                                                                                --------     ---------
      TOTAL REPURCHASE AGREEMENTS...........................................       1,000        1,000
                                                                                --------     ---------
      TOTAL INVESTMENTS (COST $152,787) 101.45%.............................    $146,464     $153,911
                                                                                ========     =========

GNMA -- Government National Mortgage Association
PL -- Project Loan
Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities, at value (cost $152,787)...........................    $ 153,911
Cash..........................................................................          338
Interest receivable...........................................................        1,101
Receivable for Fund shares sold...............................................           23
Other assets..................................................................          112
                                                                                  ---------
          Total assets........................................................      155,485
                                                                                  ---------
LIABILITIES
Payable for investment securities purchased...................................        3,094
Dividends payable.............................................................          405
Payable for Fund shares redeemed..............................................          152
Accrued investment management, accounting and transfer agent fees (note 3)....           83
Other accrued expenses........................................................           40
                                                                                  ---------
          Total liabilities...................................................        3,774
                                                                                  ---------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS--applicable to 18,543,620 outstanding no par value shares of
  beneficial interest (unlimited number of shares authorized).................    $ 151,711
                                                                                  =========
NET ASSET VALUE PER SHARE.....................................................    $    8.18
                                                                                  =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Interest.........................................................................    $13,679
                                                                                     -------
EXPENSES:
Investment management fees (note 3)..............................................        784
Transfer agent fees and expenses (note 3)........................................        174
Accounting fees (note 3).........................................................         41
                                                                                     -------
            Total affiliated expenses............................................        999
                                                                                     -------
Custodian fees...................................................................         47
Professional fees................................................................         51
Reports to shareholders..........................................................         33
Directors' fees..................................................................         19
Registration fees................................................................          7
Other expenses...................................................................         50
                                                                                     -------
            Total non-affiliated expenses........................................        207
                                                                                     -------
            Total expenses.......................................................      1,206
                                                                                     -------
            Net investment income................................................     12,473
                                                                                     -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 2):
Net realized loss from security transactions.....................................     (4,514)
Increase in unrealized gain on investments.......................................      8,934
                                                                                     -------
            Net realized loss and increase in unrealized gain on investments.....      4,420
                                                                                     -------
            Net increase in net assets from operations...........................    $16,893
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                           1995         1994
                                                                         --------     --------
FROM OPERATIONS:
Net investment income................................................    $ 12,473     $ 14,842
Net realized loss from security transactions.........................      (4,514)      (5,070)
Increase (decrease) in unrealized gain on investments................       8,934      (10,125)
                                                                         --------     --------
     Net increase (decrease) in net assets from operations...........      16,893         (353)
                                                                         --------     --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income ($.64 and $.65 per share,
  respectively)......................................................     (12,572)     (14,708)
                                                                         --------     --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares....................................       5,355       12,690
Net asset value of Fund shares issued in connection with reinvestment
  of distributions to shareholders...................................       7,272        8,662
                                                                         --------     --------
                                                                           12,627       21,352
Cost of Fund shares redeemed.........................................     (34,766)     (45,645)
                                                                         --------     --------
     Decrease in net assets derived from capital share
      transactions...................................................     (22,139)     (24,293)
                                                                         --------     --------
     Net decrease in net assets......................................     (17,818)     (39,354)
NET ASSETS--beginning of period......................................     169,529      208,883
                                                                         --------     --------
NET ASSETS--end of period (overdistributed net investment income of
  $100 and $2, respectively).........................................    $151,711     $169,529
                                                                         =========    =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Government Obligations Fund (the "Fund") is a diversified, open-end investment company created under the laws of Ohio by a Declaration of Trust dated November 15, 1985 and is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees of the Fund to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are recognized as realized gains or losses from security transactions as securities are sold or as principal reductions are received. In determining the net realized gain or loss on securities sold, the cost of the securities has been determined on first-in, first-out (FIFO) cost basis.

Federal Income Taxes -- No provision has been made for Federal taxes on the Fund's income, since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders -- Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly, at net asset value, in additional shares of the Fund.

(2) -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of U.S. government agency obligations (excluding short-term obligations) during the year ended September 30, 1995 aggregated $57,596,492 and $60,730,057, respectively.

As of September 30, 1995, gross unrealized gains and gross unrealized losses on investment securities were $2,136,800 and $1,012,380, respectively; resulting in a net unrealized gain of $1,124,420 on investment securities with a cost basis of $152,786,945.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Fund, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995.
                                                                     (continued)

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

CMC also serves the Fund as transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Fund. For the year ended September 30, 1995 the Fund paid or accrued $174,394 and $40,879 for transfer agent and fund accounting services, respectively.

The Ohio Company, sole shareholder of CMC, acting as distributor for the Fund, reported that it received commissions after discounts to dealers from the sale of shares of the Fund of $147,536 for the year ended September 30, 1995.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Fund and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Fund is a deposit of $30,644, for the initial capital of ICI Mutual. The Fund is also committed to provide $91,932 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $61,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Fund's participation in ICI Mutual. This amount is not available for investment.

(5) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of shares of no par value capital stock authorized and the capital amounts were as follows:

Paid in capital....................................................................    $ 173,076,183
Accumulated net realized loss on investments.......................................      (22,389,694)
Unrealized gain on investments.....................................................        1,124,420
Overdistributed net investment income..............................................         (100,238)
                                                                                       -------------
Net assets.........................................................................    $ 151,710,671
                                                                                       =============

For tax purposes, the accumulated net realized loss on investments (capital loss carryforwards) of approximately $22,800,000 expire throughout the next eight years. Approximately $3,800,000 of capital loss carryforwards expired during the year ended September 30, 1995. The Fund will not declare any capital gain distributions until the carryforwards have been offset or expired.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

Transactions in capital stock were as follows:

                                                                                 YEARS ENDED
                                                                                SEPTEMBER 30,
                                                                         ---------------------------
                                                                            1995            1994
                                                                         -----------     -----------
Shares sold..........................................................        669,572       1,514,461
Shares issued in connection with reinvestment of distributions to
  shareholders.......................................................        908,617       1,045,107
                                                                         -----------     -----------
                                                                           1,578,189       2,559,568
Shares repurchased...................................................     (4,320,495)     (5,478,768)
                                                                         -----------     -----------
Net decrease.........................................................     (2,742,306)     (2,919,200)
Shares outstanding:
Beginning of period..................................................     21,285,926      24,205,126
                                                                         -----------     -----------
End of period........................................................     18,543,620      21,285,926
                                                                          ==========      ==========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Fund and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Fund to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Fund and TCG. Shareholder approval will be sought and is needed to ratify the transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                             YEARS ENDED SEPTEMBER 30,
                                            ------------------------------------------------------------
                                              1995         1994         1993         1992         1991
                                            --------     --------     --------     --------     --------
Net Asset Value, beginning..............    $   7.96     $   8.63     $   8.95     $   8.99     $   8.71
                                            --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.................        0.64         0.66         0.74         0.80         0.81
  Net realized and unrealized gains
     (losses) on securities.............        0.22        (0.68)       (0.32)       (0.04)        0.28
                                            --------     --------     --------     --------     --------
Total from investment operations........        0.86        (0.02)        0.42         0.76         1.09
                                            --------     --------     --------     --------     --------
Less distributions:
  Dividends.............................       (0.64)       (0.65)       (0.74)       (0.80)       (0.81)
                                            --------     --------     --------     --------     --------
Net Asset Value, ending.................    $   8.18     $   7.96     $   8.63     $   8.95     $   8.99
                                            =========    =========    =========    =========    =========
Ratios/Supplemental Data:
Total return............................       11.27%       (0.27%)       4.83%        8.87%       13.07%
                                            =========    =========    =========    =========    =========
Net assets, ending (000)................    $151,711     $169,529     $208,883     $172,139     $128,569
                                            =========    =========    =========    =========    =========
Ratio of expenses to average net
  assets................................        0.76%        0.75%        0.73%        0.76%        0.76%
                                            =========    =========    =========    =========    =========
Ratio of net investment income to
  average net assets....................        7.93%        7.88%        8.32%        8.89%        9.20%
                                            =========    =========    =========    =========    =========
Portfolio turnover rate.................       36.71%       21.95%       24.94%       17.15%       34.81%
                                            =========    =========    =========    =========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Government Obligations Fund:

We have audited the accompanying statement of assets and liabilities of Cardinal Government Obligations Fund (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Government Obligations Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                           MATURITY      PRINCIPAL       VALUE
SECURITIES                                                                   DATE         AMOUNT       (NOTE 1)
----------                                                                 ---------     ---------     ---------
DIRECT U.S. GOVERNMENT OBLIGATIONS 15.26%
U.S. Treasury Bills....................................................     04/04/96     $  20,000     $  19,991
U.S. Treasury Bills....................................................     04/18/96        20,000        19,950
U.S. Treasury Bills....................................................     05/30/96        35,000        34,703
                                                                                         ---------     ---------
      TOTAL DIRECT U.S. GOVERNMENT OBLIGATIONS.........................                     75,000        74,644
                                                                                         ---------     ---------
U.S. GOVERNMENT-SPONSORED ENTERPRISES AND FEDERAL AGENCY OBLIGATIONS
  15.33%
Federal Farm Credit Notes, 5.125%......................................     06/03/96        20,000        20,000
Federal Farm Credit Notes, 5.26%.......................................     07/01/96        20,000        20,000
Student Loan Marketing Association Floating Rate Note, 5.32%...........     08/08/96        10,000        10,000
Student Loan Marketing Association Floating Rate Note, 5.27%...........     09/12/96        25,000        25,000
                                                                                         ---------     ---------
      TOTAL U.S. GOVERNMENT-SPONSORED ENTERPRISES AND
         FEDERAL AGENCY OBLIGATIONS....................................                     75,000        75,000
                                                                                         ---------     ---------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT AND
  FEDERAL AGENCY OBLIGATIONS 73.99%
Smith Barney Shearson, 5.28%, dated 3/26/96............................     04/02/96        84,000        84,000
Paine Webber Inc., 5.55%, dated 3/29/96................................     04/01/96        74,000        74,000
Merrill Lynch Securities, 5.44%, dated 3/27/96.........................     04/03/96        58,000        58,000
Fifth Third Bank, 5.25%, dated 3/29/96.................................     04/01/96         5,000         5,000
Daiwa Securities, 5.45%, dated 3/28/96.................................     04/04/96        58,000        58,000
Nikko Securities, 5.43%, dated 3/25/96.................................     04/01/96        83,000        83,000
                                                                                         ---------     ---------
      TOTAL REPURCHASE AGREEMENTS......................................                    362,000       362,000
                                                                                         ---------     ---------
      TOTAL INVESTMENTS AT AMORTIZED COST 104.58%......................                  $ 512,000     $ 511,644
                                                                                          ========      ========

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

ASSETS
Investments in securities at amortized cost......................................    $ 511,644
Cash.............................................................................          114
Interest receivable..............................................................          508
Other assets.....................................................................          310
                                                                                     ---------
            Total assets.........................................................      512,576
                                                                                     ---------
LIABILITIES
Payable for Trust shares redeemed................................................        2,955
Payable for investment securities purchased......................................       20,000
Accrued investment management, accounting and transfer agent fees (note 2).......          247
Other accrued expenses...........................................................          116
                                                                                     ---------
            Total liabilities....................................................       23,318
                                                                                     ---------
COMMITMENTS AND CONTINGENCIES (NOTE 3)
NET ASSETS -- applicable to 489,257,858 outstanding $.01 par value shares of
  beneficial interest (unlimited number of shares authorized)....................    $ 489,258
                                                                                     =========
NET ASSET VALUE PER SHARE........................................................        $1.00
                                                                                     =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest.............................................................                $ 13,196
                                                                                     --------
EXPENSES:
Investment management fees (note 2)..................................                   1,175
Transfer agent fees and expenses (note 2)............................                     413
Accounting fees (note 2).............................................                      30
                                                                                     --------
          Total affiliated expenses..................................                   1,618
                                                                                     --------
Custodian fees.......................................................                      16
Professional fees....................................................                      47
Reports to shareholders..............................................                      33
Trustees' fees.......................................................                      10
Registration fees....................................................                      20
Other expenses.......................................................                      46
                                                                                     --------
          Total non-affiliated expenses..............................                     172
                                                                                     --------
          Total expenses.............................................                   1,790
                                                                                     --------
          Net increase in net assets from operations.................                $ 11,406
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)
AND FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                    SIX MONTHS
                                                                      ENDED         YEAR ENDED
                                                                    MARCH 31,      SEPTEMBER 30,
                                                                       1996            1995
                                                                    ----------     -------------
FROM OPERATIONS:
Net investment income...........................................    $  11,406       $    20,010
                                                                    ----------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders.............................      (11,406 )         (20,010)
                                                                    ----------     -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from sale of shares....................................      642,907         1,052,266
Reinvestment of distributions to shareholders...................       11,186            19,567
Cost of shares redeemed.........................................     (610,209 )        (993,975)
                                                                    ----------     -------------
     Increase (decrease) in net assets derived from capital
       share transactions.......................................       43,884            77,858
                                                                    ----------     -------------
     Net increase (decrease) in net assets......................       43,884            77,858
NET ASSETS -- beginning of period...............................      445,374           367,516
                                                                    ----------     -------------
NET ASSETS -- end of period.....................................    $ 489,258       $   445,374
                                                                    ==========     ==============

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Government Securities Trust (the Trust) is a diversified, open-end investment company created under the laws of Pennsylvania by a Declaration of Trust dated March 21, 1980 and is registered under the Investment Company Act of 1940. According to the terms of the Declaration of Trust, Trust investments must be obligations (or collateralized by obligations) of the U.S. Government or agencies thereof. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Securities are valued at amortized cost which approximates fair value (premiums and discounts are amortized on a straight-line basis). The use of this method requires the Trust to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only securities having a remaining maturity of thirteen months or less.

Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. It is the Trust's policy for its Custodian or a third-party bank to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Federal Income Taxes -- No provision has been made for Federal taxes on the Trust's income, since it is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders -- Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly in additional shares from the sum of net investment income and net realized short-term gains.

(2) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Trust. CMC has agreed that if the aggregate expenses of the Trust, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Trust, CMC will refund to the Trust, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the six months ended March 31, 1996.

CMC also serves the Trust as transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Trust. For the six months ended March 31, 1996 the Trust paid or accrued $325,216 and $30,047 for transfer agent and fund accounting services, respectively.
                                                                     (continued)

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

The Ohio Company, sole shareholder of CMC, serves as the Trust's distributor and, in connection therewith receives purchase orders and redemption requests relating to Trust shares. During the six months ended March 31, 1996 the Trust incurred no expenses related to the distribution of its shares.

(3) -- COMMITMENTS AND CONTINGENCIES

The Trust has an available $6,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at March 31, 1996. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Trust. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Trust and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Trust is a deposit of $87,459 for the initial capital of ICI Mutual. The Trust is also committed to provide $262,377 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $175,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Trust's participation in ICI Mutual. This amount is not available for investment.

(4) -- CAPITAL STOCK

At March 31, 1996, there were an unlimited number of $.01 par value shares of capital stock and the capital amounts were as follows:

Paid in capital..................................................................    $490,409,044
Accumulated net realized loss on investments.....................................      (1,463,438)
Undistributed net investment income..............................................         312,252
                                                                                     ------------
Net assets.......................................................................    $489,257,858
                                                                                     =============

                                                                     (continued)

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

Transactions in capital stock were as follows:

                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                     MARCH, 31,       SEPTEMBER 30,
                                                                        1996               1995
                                                                    -------------     --------------
Shares sold.....................................................      642,906,701      1,052,265,662
Shares issued in connection with reinvestment of distributions
  to shareholders...............................................       11,186,120         19,567,048
                                                                    -------------     --------------
                                                                      654,092,821      1,071,832,710
Shares repurchased..............................................     (610,208,530)      (993,975,623)
                                                                    -------------     --------------
Net increase....................................................       43,884,291         77,857,087
Shares outstanding:
Beginning of period.............................................      445,373,567        367,516,480
                                                                    -------------     --------------
End of period...................................................      489,257,858        445,373,567
                                                                    =============     ==============

(5) -- SUBSEQUENT EVENT

On March 29, 1996 shareholders approved an Agreement and Plan of Reorganization between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). With shareholder approval of this plan, the transfer of all assets and liabilities of the Old Funds to the newly created Group was made on May 1, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                             SIX MONTHS
                                               ENDED                        YEARS ENDED SEPTEMBER 30,
                                             MARCH 31,    --------------------------------------------------------------
                                                1996         1995         1994         1993         1992         1991
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, beginning.................   $   1.00     $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                             ----------   ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income....................       0.02          0.05         0.03         0.02         0.04         0.06
Less distributions:
  Dividends................................      (0.02)        (0.05)       (0.03)       (0.02)       (0.04)       (0.06)
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, ending....................   $   1.00     $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                             =========      ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Total return...............................       4.94%         4.98%        2.84%        2.41%        3.58%        6.20%
                                             =========      ========     ========     ========     ========     ========
Net assets, ending (000)...................   $489,258     $ 445,374    $ 367,516    $ 402,758    $ 472,521    $ 567,841
                                             =========      ========     ========     ========     ========     ========
Ratio of expenses to average net assets....       0.76%         0.81%        0.85%        0.79%        0.76%        0.72%
                                             =========      ========     ========     ========     ========     ========
Ratio of net investment income to average
  net assets...............................       4.83%         4.92%        2.94%        2.38%        3.52%        6.03%
                                             =========      ========     ========     ========     ========     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                           MATURITY      PRINCIPAL       VALUE
                              SECURITIES                                     DATE         AMOUNT       (NOTE 1)
-----------------------------------------------------------------------    ---------     ---------     ---------
DIRECT U.S. GOVERNMENT OBLIGATIONS 34.50%
U.S. Treasury Bills....................................................     10/19/95     $  40,000     $  39,894
U.S. Treasury Bills....................................................     11/02/95        20,000        19,904
U.S. Treasury Bills....................................................     11/16/95        20,000        19,864
U.S. Treasury Bills....................................................     12/07/95        35,000        34,660
U.S. Treasury Bills....................................................     01/18/96        20,000        19,687
U.S. Treasury Bills....................................................     02/08/96        20,000        19,625
                                                                                         ---------     ---------
      TOTAL DIRECT U.S. GOVERNMENT OBLIGATIONS.........................                    155,000       153,634
                                                                                         ---------     ---------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT AND
  FEDERAL AGENCY OBLIGATIONS 65.90%
Smith Barney Shearson, 5.80%, dated 9/25/95............................     10/02/95        80,000        80,000
Paine Webber Inc., 5.80%, dated 9/25/95................................     10/02/95        93,000        93,000
Merrill Lynch Securities, 6.35%, dated 9/29/95.........................     10/02/95        39,000        39,000
Fifth Third Bank, 6.25%, dated 9/29/95.................................     10/02/95         6,500         6,500
Fifth Third Bank, 5.75%, dated 9/26/95.................................     10/03/95        75,000        75,000
                                                                                         ---------     ---------
      TOTAL REPURCHASE AGREEMENTS......................................                    293,500       293,500
                                                                                         ---------     ---------
      TOTAL INVESTMENTS AT AMORTIZED COST 100.40%......................                  $ 448,500     $ 447,134
                                                                                          ========      ========

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities at amortized cost......................................    $ 447,134
Cash.............................................................................          401
Interest receivable..............................................................          291
Other assets.....................................................................          314
                                                                                     ---------
            Total assets.........................................................      448,140
                                                                                     ---------
LIABILITIES
Payable for Trust shares redeemed................................................        2,360
Payable for shareholder distributions............................................           26
Accrued investment management, accounting and transfer agent fees (note 2).......          274
Other accrued expenses...........................................................          106
                                                                                     ---------
            Total liabilities....................................................        2,766
                                                                                     ---------
COMMITMENTS AND CONTINGENCIES (NOTE 3)
NET ASSETS -- applicable to 445,373,567 outstanding $.01 par value shares of
  beneficial interest (unlimited number of shares authorized)....................    $ 445,374
                                                                                     =========
NET ASSET VALUE PER SHARE........................................................        $1.00
                                                                                     =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Interest.............................................................                $ 23,311
                                                                                     --------
EXPENSES:
Investment management fees (note 2)..................................                   2,032
Transfer agent fees and expenses (note 2)............................                     842
Accounting fees (note 2).............................................                      53
                                                                                     --------
          Total affiliated expenses..................................                   2,927
                                                                                     --------
Custodian fees.......................................................                      34
Professional fees....................................................                      90
Reports to shareholders..............................................                      65
Trustees' fees.......................................................                      25
Registration fees....................................................                       9
Other expenses.......................................................                     151
                                                                                     --------
          Total non-affiliated expenses..............................                     374
                                                                                     --------
          Total expenses.............................................                   3,301
                                                                                     --------
          Net increase in net assets from operations.................                $ 20,010
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                       1995             1994
                                                                    -----------     ------------
FROM OPERATIONS:
Net investment income...........................................    $    20,010     $     11,615
Net realized loss from security transactions....................              0           (1,463)
                                                                    -----------     ------------
     Net increase in net assets from operations.................         20,010           10,152
                                                                    -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders.............................        (20,010)         (11,303)
                                                                    -----------     ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from sale of shares....................................      1,052,266          987,709
Reinvestment of distributions to shareholders...................         19,567           11,027
Cost of shares redeemed.........................................       (993,975)      (1,033,978)
                                                                    -----------     ------------
     Increase (decrease) in net assets derived from capital
       share transactions.......................................         77,858          (35,242)
                                                                    -----------     ------------
FROM CAPITAL CONTRIBUTIONS (NOTE 2):
Capital contributed by Cardinal Management Corp.................              0            1,151
                                                                    -----------     ------------
     Net increase (decrease) in net assets......................         77,858          (35,242)
NET ASSETS -- beginning of period...............................        367,516          402,758
                                                                    -----------     ------------
NET ASSETS -- end of period.....................................    $   445,374     $    367,516
                                                                     ==========     ============

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Government Securities Trust (the Trust) is a diversified, open-end investment company created under the laws of Pennsylvania by a Declaration of Trust dated March 21, 1980 and is registered under the Investment Company Act of 1940. According to the terms of the Declaration of Trust, Trust investments must be obligations (or collateralized by obligations) of the U.S. Government or agencies thereof. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Securities are valued at amortized cost which approximates fair value (premiums and discounts are amortized on a straight-line basis). The use of this method requires the Trust to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only securities having a remaining maturity of thirteen months or less.

Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. It is the Trust's policy for its Custodian or a third-party bank to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Federal Income Taxes -- No provision has been made for Federal taxes on the Trust's income, since it is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders -- Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly in additional shares from the sum of net investment income and net realized short-term gains.

(2) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Trust. CMC has agreed that if the aggregate expenses of the Trust, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Trust, CMC will refund to the Trust, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995.

CMC also serves the Trust as transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Trust. For the year ended September 30, 1995 the Trust paid or accrued $842,187 and $53,283 for transfer agent and fund accounting services, respectively.

To offset capital losses incurred by the Trust, CMC contributed $1,151,186 to the Trust during the year ended September 30, 1994. The amount contributed was equal to the investment management, transfer agent service and the fund accounting fees for the period from May 1, 1994 through September 30, 1994.

                                                                     (continued)

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

The Ohio Company, sole shareholder of CMC, serves as the Trust's distributor and, in connection therewith receives purchase orders and redemption requests relating to Trust shares. During the year ended September 30, 1995 the Trust incurred no expenses related to the distribution of its shares.

(3) -- COMMITMENTS AND CONTINGENCIES

The Trust has an available $6,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Trust. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Trust and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Trust is a deposit of $87,459 for the initial capital of ICI Mutual. The Trust is also committed to provide $262,377 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $175,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Trust's participation in ICI Mutual. This amount is not available for investment.

(4) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of $.01 par value shares of capital stock and the capital amounts were as follows:

Paid in capital..................................................................    $446,524,753
Accumulated net realized loss on investments.....................................      (1,463,438)
Undistributed net investment income..............................................         312,252
                                                                                     ------------
Net assets.......................................................................    $445,373,567
                                                                                     =============

Transactions in capital stock were as follows:

                                                                              YEARS ENDED
                                                                             SEPTEMBER 30,
                                                                    --------------------------------
                                                                        1995               1994
                                                                    -------------     --------------
Shares sold.....................................................    1,052,265,662        987,708,658
Shares issued in connection with reinvestment of distributions
  to shareholders...............................................       19,567,048         11,026,622
                                                                    -------------     --------------
                                                                    1,071,832,710        998,735,280
Shares repurchased..............................................     (993,975,623)    (1,033,976,922)
                                                                    -------------     --------------
Net increase (decrease).........................................       77,857,087        (35,241,642)
Shares outstanding:
Beginning of period.............................................      367,516,480        402,758,122
                                                                    -------------     --------------
End of period...................................................      445,373,567        367,516,480
                                                                    =============     ==============

(5) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Trust and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Trust to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Trust and TCG. Shareholder approval will be sought and is needed to ratify the transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                             YEARS ENDED SEPTEMBER 30,
                                                         -----------------------------------------------------------------
                                                           1995          1994          1993          1992          1991
                                                         ---------     ---------     ---------     ---------     ---------
Net Asset Value, beginning.............................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                         ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income................................       0.05          0.03          0.02          0.04          0.06
Less distributions:
  Dividends............................................      (0.05)        (0.03)        (0.02)        (0.04)        (0.06)
                                                         ---------     ---------     ---------     ---------     ---------
Net Asset Value, ending................................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                          ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Total return*..........................................       4.98%         2.84%         2.41%         3.58%         6.20%
                                                          ========      ========      ========      ========      ========
Net assets, ending (000)...............................  $ 445,374     $ 367,516     $ 402,758     $ 472,521     $ 567,841
                                                          ========      ========      ========      ========      ========
Ratio of expenses to average net assets................       0.81%         0.85%         0.79%         0.76%         0.72%
                                                          ========      ========      ========      ========      ========
Ratio of net investment income to average net assets...       4.92%         2.94%         2.38%         3.52%         6.03%
                                                          ========      ========      ========      ========      ========

* Without the capital contribution discussed in note 2, the 1994 total return would have been 2.55%.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Cardinal Government Securities Trust (the Trust), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Government Securities Trust as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
MARCH 31, 1996 (UNAUDITED)

                                                                                  2A-7*       FINAL     PRINCIPAL    VALUE
SECURITIES                                                                      MATURITY    MATURITY     AMOUNT     (NOTE 1)
----------                                                                      ---------   ---------   ---------   --------
MUNICIPAL SECURITIES 98.95%
Alaska Industrial Development Authority, IRB, currently 3.30%.................    4/05/96     6/01/10    $ 2,200    $ 2,200
Albuquerque New Mexico Hospital Revenue, RB, currently 3.35%..................    4/05/96     5/15/22      2,500      2,500
Ashtabula County, Ohio Brighton Manor Project, VRN, currently 3.65%...........    4/05/96    12/01/16      2,200      2,200
Clackamas County, Oregon Kaiser Permanent, VRN, currently 3.40%...............   10/01/96     4/01/14      2,175      2,175
Connecticut Development (Light & Power Co.), VRN, currently 3.30%.............    4/05/96     9/01/28      3,400      3,400
Cornell Township, Michigan, Economic Development, IRB, currently 3.15%........    5/07/96     3/01/15      3,100      3,100
Erie County, Ohio, Brighton Manor Project, VRN, currently 3.65%...............    4/05/96    11/01/16        600        600
Grand Prairie, Texas Housing Finance Authority, VRN, currently 3.30%..........    4/05/96     6/01/10      1,800      1,800
Greater East Texas Higher Education, VRN, currently 3.35%.....................    4/05/96     9/01/02      2,300      2,300
Hockley County, Texas, PCRB, currently 4.50%..................................    9/01/96     3/01/14      1,750      1,750
Houston, Texas TAN, currently 4.50%...........................................    6/27/96     6/27/96      1,000      1,000
Indiana Secondary Educational Loans, currently 3.50%..........................    4/05/96    12/01/14      1,000      1,000
Lincoln County, Wyoming, PCRB, currently 3.80%................................    4/01/96    11/01/14      3,000      3,000
Lisle, Illinois, VRN, currently 3.30%.........................................    4/05/96    12/15/25      2,500      2,500
Louisiana Public Facilities Authority (Kenner Hotels), IRB, currently 3.85%...    4/01/96    12/01/15      2,000      2,000
Louisiana Public Facilities Authority, VRN, currently 3.30%...................    4/05/96    10/01/22      1,000      1,000
Marion County, West Virginia Waste Disposal, RB, currently 3.50%..............    4/05/96    10/01/17      1,000      1,000
Marion County, West Virginia Waste Disposal, RB, currently 3.50%..............    4/05/96    10/01/17      2,200      2,200
Muldrow, Oklahoma Public Wks. Authority, IRB, currently 3.55%.................    4/05/96     2/01/15      3,000      3,000
New York City Municipal Water Finance Agency, VRN, currently 3.80%............    4/01/96     6/15/23      1,100      1,100
New York City Municipal Water Finance Agency, VRN, currently 3.70%............    4/01/96     6/15/24        900        900
New York State Energy Research & Development Authority, VRN, currently
  3.15%.......................................................................    4/05/96     6/01/27      3,000      3,000
North Carolina Medical Care Commission, VRN, currently 3.85%..................    4/05/96     5/01/21      2,600      2,600
Ohio Air Quality Development Authority, USX Corporation, PCRB, currently
  3.30%.......................................................................    5/01/96    11/01/15      1,010      1,010
Ohio, Higher Education, RB, currently 3.50%...................................    4/05/96    12/01/06      1,200      1,200
Palm Beach, Florida TAN currently 4.50%.......................................    9/27/96     9/27/96      2,000      2,013
Pennsylvania TAN (State of) currently 4.50%...................................    6/28/96     6/28/96      1,500      1,500
Platte County, Wyoming Series 84B, PCR, currently 3.85%.......................    4/01/96     7/01/14      1,800      1,800
Port of Anacortes, Washington, IRB, currently 3.15%...........................    4/10/96     6/15/19      3,000      3,000
Richmond, Virginia Revenue Series A, RAN, currently 4.00%.....................    6/28/96     6/28/96      1,000      1,001
Sandusky County, Ohio, Brighton Manor, VRN, currently 3.65%...................    4/05/96    12/01/16        500        500
Springfield, Illinois, Second and Adams Project, RB, currently 4.45%..........    4/05/96    12/01/15      1,140      1,140
Texas State RFDG-Veterans Housing Assistance, VRN, currently 3.30%............    4/05/96    12/01/16      3,000      3,000
Washington State Fin. Commiss. Rev., RB, currently 3.35%......................    4/05/96     1/01/10      4,000      4,000
West Feliciana, Louisiana, VRN, currently 3.80%...............................    4/01/96    12/01/15        500        500
York County, South Carolina PCR, currently 3.25%..............................    9/15/96     9/15/14      2,000      2,000
                                                                                                        --------    -------
  TOTAL INVESTMENTS AT AMORTIZED COST 98.95%..................................                           $69,942    $67,935
                                                                                                        ========    =======

RAN -- Revenue Anticipation Note
TAN -- Tax Anticipation Notes
VRN -- Variable Rate Notes
IRB -- Variable Rate Industrial Revenue Bonds
RB -- Variable Rate Revenue Bonds
PCRB -- Variable Rate Pollution Control Revenue Bonds
* Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.


Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

ASSETS
Investments in securities at amortized cost......................................      $67,935
Interest receivable..............................................................          325
Receivable for investments sold..................................................        2,030
Other assets.....................................................................           56
                                                                                       -------
          Total assets...........................................................       70,346
                                                                                       -------
LIABILITIES
Payable for Trust shares redeemed................................................          221
Payable for investment securities purchased......................................        2,175
Accrued investment management, accounting and transfer agent fees (note 2).......           36
Other accrued expenses...........................................................           39
                                                                                       -------
          Total liabilities......................................................        2,471
                                                                                       -------
COMMITMENTS AND CONTINGENCIES (NOTE 3)
NET ASSETS -- applicable to 67,874,714 outstanding $.10 par value shares of
  beneficial interest (unlimited number of shares authorized)....................      $67,875
                                                                                       =======
NET ASSET VALUE PER SHARE........................................................      $  1.00
                                                                                       =======

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest.................................................................               $1,247
                                                                                        ------
EXPENSES:
Investment management fees (note 2)......................................                  173
Transfer agent fees and expenses (note 2)................................                   32
Accounting fees (note 2).................................................                    9
                                                                                        ------
          Total affiliated expenses......................................                  214
                                                                                        ------
Custodian fees...........................................................                    7
Professional fees........................................................                   22
Reports to shareholders..................................................                   15
Trustees' fees...........................................................                   10
Registration fees........................................................                   15
Other expenses...........................................................                   10
                                                                                        ------
          Total non-affiliated expenses..................................                   79
                                                                                        ------
          Total expenses.................................................                  293
                                                                                        ------
          Net increase in net assets from operations.....................               $  954
                                                                                        ======

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)
AND FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                      MARCH 31,    SEPTEMBER 30,
                                                                         1996          1995
                                                                      ----------   -------------
FROM OPERATIONS:
Net increase in net assets from operations..........................   $    954      $   2,043
                                                                      ----------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders.................................       (954)        (2,043)
                                                                      ----------   -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from sale of shares........................................     87,125        154,643
Reinvestment of distributions to shareholders.......................        901          1,917
Cost of shares redeemed.............................................    (84,931)      (172,311)
                                                                      ----------   -------------
  Increase (decrease) in net assets derived from capital share
     transactions...................................................      3,095        (15,751)
                                                                      ----------   -------------
  Net increase (decrease) in net assets.............................      3,095        (15,751)
NET ASSETS -- beginning of period...................................     64,780         80,531
                                                                      ----------   -------------
NET ASSETS -- end of period.........................................   $ 67,875      $  64,780
                                                                      ==========   ==============

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Tax Exempt Money Trust (the Trust) is a diversified, open-end investment company created under the laws of Ohio by a Declaration of Trust dated January 13, 1983 and is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation--Securities are valued at amortized cost which approximates fair value (premiums and discounts are amortized on a straight-line basis). The use of this method requires the Trust to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only securities having a remaining maturity of thirteen months or less.

Variable Rate Demand Municipal Securities--Variable and adjustable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance, plus accrued interest, at redemption dates provided by contract upon a specified number of days notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The interest rates shown for variable rate securities are the rates in effect on March 31, 1996.

Security Transactions and Investment Income--Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Federal Income Taxes--No provision has been made for Federal taxes on the Trust's income, since it is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders--Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly in additional shares from the sum of net investment income and net realized short-term gains.

(2) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Trust. CMC has agreed that if the aggregate expenses of the Trust, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Trust, CMC will refund to the Trust, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the six months ended March 31, 1996.

CMC also serves as the Trust's transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Trust. For the six months ended March 31, 1996 the Trust paid or accrued $26,500 and $8,510 for transfer agent and fund accounting services, respectively.
                                                                     (continued)

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

The Ohio Company, sole shareholder of CMC, serves as the Trust's distributor and, in connection therewith receives purchase orders and redemption requests relating to Trust shares. During the six months ended March 31, 1996 the Trust incurred no expenses relating to the distribution of its shares.

(3) -- COMMITMENTS AND CONTINGENCIES

The Trust has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at March 31, 1996. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Trust. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Trust and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Trust is a deposit of $13,291 for the initial capital of ICI Mutual. The Trust is also committed to provide $39,873 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $27,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Trust's participation in ICI Mutual. This amount is not available for investment.

(4) -- CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                       SIX MONTHS
                                                                          ENDED       YEAR ENDED
                                                                        MARCH 31,    SEPTEMBER 30,
                                                                          1996           1995
                                                                       -----------   -------------
Shares sold..........................................................   87,125,329     154,643,119
Shares issued in connection with reinvestment of distributions to
  shareholders.......................................................      900,507       1,916,504
                                                                       -----------   -------------
                                                                        88,025,836     156,559,623
Shares repurchased...................................................  (84,930,950)   (172,310,841)
                                                                       -----------   -------------
Net increase (decrease)..............................................    3,094,886     (15,751,218)
Shares outstanding:
Beginning of period..................................................   64,779,828      80,531,046
                                                                       -----------   -------------
End of period........................................................   67,874,714      64,779,828
                                                                       ===========   =============

(5) -- SUBSEQUENT EVENT

On March 29, 1996 shareholders approved an Agreement and Plan of Reorganization between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). With shareholder approval of this plan, the transfer of all assets and liabilities of the Old Funds to the newly created Group was made on May 1, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                 SIX
                                               MONTHS
                                                ENDED                    YEARS ENDED SEPTEMBER 30,
                                              MARCH 31,     ---------------------------------------------------
                                                1996          1995          1994          1993          1992
                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, beginning................       $1.00         $1.00         $1.00         $1.00         $1.00
                                              ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income...................        0.01          0.03          0.02          0.02          0.03
Less distributions:
  Dividends...............................       (0.01)        (0.03)        (0.02)        (0.02)        (0.03)
                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, ending...................       $1.00         $1.00         $1.00         $1.00         $1.00
                                              ==========    ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Total return..............................        2.73%         3.02%         1.78%         1.81%         2.62%
                                              ==========    ==========    ==========    ==========    ==========
Net assets, ending (000)..................     $67,875       $64,780       $80,531       $91,159       $70,054
                                              ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets...        0.84%         0.83%         0.76%         0.77%         0.76%
                                              ==========    ==========    ==========    ==========    ==========
Ratio of net investment income to average
  net assets..............................        2.75%         2.99%         1.78%         1.80%         2.59%
                                              ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
SEPTEMBER 30, 1995

                                                                                  2A-7*       FINAL     PRINCIPAL    VALUE
                                  SECURITIES                                    MATURITY    MATURITY     AMOUNT     (NOTE 1)
------------------------------------------------------------------------------  ---------   ---------   ---------   --------
MUNICIPAL SECURITIES 98.95%
Ashtabula County, Ohio, Brighton Manor Project, VRN, currently 4.60%..........   10/04/95    12/01/16    $ 2,200    $ 2,200
Connecticut Development (Light & Power Co.), VRN, currently 4.40%.............   10/04/95     9/01/28      3,400      3,400
Cornell Township, Michigan, Economic Development, IRB, currently 3.80%........   10/02/95     3/01/15      3,100      3,100
Erie County, Ohio, Brighton Manor Project, VRN, currently 4.60%...............   10/04/95    11/01/16        600        600
Florida Housing Agency, VRN, currently 4.35%..................................   10/04/95    12/01/11      3,400      3,400
Grand Prairie, Texas Housing Finance Authority, VRN, currently 4.35%..........   10/04/95     6/01/10      1,800      1,800
Greater East Texas Higher Education, VRN, currently 4.30%.....................   10/05/95     9/01/02      2,300      2,300
Hillsborough County, Florida, VRN, currently 4.50%............................   10/02/95     9/01/25      3,300      3,300
Hockley County, Texas, PCRB, currently 3.65%..................................    3/01/96     3/01/14      1,750      1,750
Jackson County, Mississippi, PCRB, currently 4.40%............................   10/02/95    12/01/16      1,800      1,800
Jackson County, Mississippi, PCRB, currently 4.40%............................   10/02/95     6/01/23        300        300
Lincoln County, Wyoming, PCRB, currently 4.60%................................   10/02/95    11/01/14      3,000      3,000
Lisle, Illinois, VRN, currently 4.30%.........................................   10/05/95    12/15/25      2,500      2,500
Louisiana Public Facilities Authority (Kenner Hotels), IRB, currently 4.60%...   10/02/95    12/01/15      2,000      2,000
Louisiana Public Facilities Authority, VRN, currently 4.35%...................   10/04/95    10/01/22      1,000      1,000
Marion County, West Virginia Waste Disposal, RB, currently 4.55%..............   10/04/95    10/01/17      1,000      1,000
Marion County, West Virginia Waste Disposal, RB, currently 4.50%..............   10/04/95    10/01/17      2,200      2,200
Marion County, West Virginia Waste Disposal, RB, currently 4.50%..............   10/04/95    10/01/17      1,000      1,000
Muldrow, Oklahoma Public Wks. Authority, IRB, currently 4.45%.................   10/03/95     2/01/15      3,000      3,000
New York City Municipal Water Finance Agency, VRN, currently 4.60%............   10/02/95     6/15/23      2,000      2,000
New York State Energy Research & Development Authority, VRN, currently
  4.10%.......................................................................   10/04/95     6/01/27      3,000      3,000
Ohio, Higher Education, RB, currently 4.40%...................................   10/05/95    12/01/06      1,280      1,280
Platte County, Wyoming, VRN, currently 4.60%..................................   10/02/95     7/01/14      1,800      1,800
Port of Anacortes, Washington, IRB, currently 3.50%...........................   10/05/95     6/15/19      3,000      3,000
Private College & University, Georgia, RB, currently 3.60%....................   10/16/95    10/01/15      3,000      3,000
Saint Charles, Louisiana, PCRB, currently 4.20%...............................   10/04/95     6/01/05      3,200      3,200
Sandusky County, Ohio, Brighton Manor Project, IRB, currently 4.60%...........   10/04/95    12/01/16        500        500
Springfield, Illinois, Second and Adams Project, RB, currently 4.45%..........   10/03/95    12/01/15      1,170      1,170
Washington State Fin. Commiss. Rev., RB, currently 4.55%......................   10/03/95     1/01/10      4,000      4,000
West Feliciana, Louisiana, VRN, currently 4.50%...............................   10/02/95    12/01/15      1,500      1,500
                                                                                                        ---------   --------
  TOTAL INVESTMENTS AT AMORTIZED COST 98.95%..................................                           $64,100    $64,100
                                                                                                        ========    =========

VRN -- Variable Rate Notes
IRB -- Variable Rate Industrial Revenue Bonds
RB -- Variable Rate Revenue Bonds
PCRB -- Variable Rate Pollution Control Revenue Bonds
* Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities at amortized cost......................................      $64,100
Cash.............................................................................          974
Interest receivable..............................................................          228
Receivable for Trust shares sold.................................................            2
Other assets.....................................................................           55
                                                                                 -----------------
          Total assets...........................................................       65,359
                                                                                 -----------------
LIABILITIES
Payable for Trust shares redeemed................................................          510
Payable for shareholder distributions............................................            9
Accrued investment management, accounting and transfer agent fees (note 2).......           35
Other accrued expenses...........................................................           25
                                                                                 -----------------
          Total liabilities......................................................          579
                                                                                 -----------------
COMMITMENTS AND CONTINGENCIES (NOTE 3)
NET ASSETS -- applicable to 64,779,828 outstanding $.10 par value shares of
  beneficial interest (unlimited number of shares authorized)....................      $64,780
                                                                                 =================
NET ASSET VALUE PER SHARE........................................................      $  1.00
                                                                                 =================

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Interest.................................................................               $2,608
                                                                                        ------
EXPENSES:
Investment management fees (note 2)......................................                  344
Transfer agent fees and expenses (note 2)................................                   63
Accounting fees (note 2).................................................                   17
                                                                                        ------
          Total affiliated expenses......................................                  424
                                                                                        ------
Custodian fees...........................................................                   17
Professional fees........................................................                   41
Reports to shareholders..................................................                   30
Trustees' fees...........................................................                   17
Registration fees........................................................                    8
Other expenses...........................................................                   28
                                                                                        ------
          Total non-affiliated expenses..................................                  141
                                                                                        ------
          Total expenses.................................................                  565
                                                                                        ------
          Net increase in net assets from operations.....................               $2,043
                                                                                        ======

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                      1995         1994
                                                                    --------     --------
FROM OPERATIONS:
Net increase in net assets from operations......................    $  2,043     $  1,601
                                                                    --------     --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders.............................      (2,043)      (1,601)
                                                                    --------     --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from sale of shares....................................     154,643      164,948
Reinvestment of distributions to shareholders...................       1,917        1,510
Cost of shares redeemed.........................................    (172,311)    (177,086)
                                                                    --------     --------
  Decrease in net assets derived from capital share
     transactions...............................................     (15,751)     (10,628)
                                                                    --------     --------
  Net decrease in net assets....................................     (15,751)     (10,628)
NET ASSETS -- beginning of period...............................      80,531       91,159
                                                                    --------     --------
NET ASSETS -- end of period.....................................    $ 64,780     $ 80,531
                                                                    =========    =========

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Tax Exempt Money Trust (the Trust) is a diversified, open-end investment company created under the laws of Ohio by a Declaration of Trust dated January 13, 1983 and is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation--Securities are valued at amortized cost which approximates fair value (premiums and discounts are amortized on a straight-line basis). The use of this method requires the Trust to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only securities having a remaining maturity of thirteen months or less.

Variable Rate Demand Municipal Securities--Variable and adjustable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance, plus accrued interest, at redemption dates provided by contract upon a specified number of days notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The interest rates shown for variable rate securities are the rates in effect on September 30, 1995.

Security Transactions and Investment Income--Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Federal Income Taxes--No provision has been made for Federal taxes on the Trust's income, since it is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders--Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly in additional shares from the sum of net investment income and net realized short-term gains.

(2) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Trust. CMC has agreed that if the aggregate expenses of the Trust, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Trust, CMC will refund to the Trust, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995.

CMC also serves as the Trust's transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Trust. For the year ended September 30, 1995 the Trust paid or accrued $62,542 and $17,235 for transfer agent and fund accounting services, respectively.
                                                                     (continued)

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

The Ohio Company, sole shareholder of CMC, serves as the Trust's distributor and, in connection therewith receives purchase orders and redemption requests relating to Trust shares. During the year ended September 30, 1995 the Trust incurred no expenses relating to the distribution of its shares.

(3) -- COMMITMENTS AND CONTINGENCIES

The Trust has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Trust. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Trust and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Trust is a deposit of $13,291 for the initial capital of ICI Mutual. The Trust is also committed to provide $39,873 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $27,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Trust's participation in ICI Mutual. This amount is not available for investment.

(4) -- CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                             YEARS ENDED
                                                                            SEPTEMBER 30,
                                                                    ------------------------------
                                                                        1995             1994
                                                                    ------------     -------------
Shares sold.....................................................     154,643,119      164,947,710
Shares issued in connection with reinvestment of distributions
  to shareholders...............................................       1,916,504        1,509,540
                                                                    ------------     -------------
                                                                     156,559,623      166,457,250
Shares repurchased..............................................    (172,310,841)    (177,085,583 )
                                                                    ------------     -------------
Net decrease....................................................     (15,751,218)     (10,628,333 )
Shares outstanding:
Beginning of period.............................................      80,531,046       91,159,379
                                                                    ------------     -------------
End of period...................................................      64,779,828       80,531,046
                                                                    =============    ==============

(5) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Trust and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Trust to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Trust and TCG. Shareholder approval will be sought and is needed to ratify the transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                  YEARS ENDED SEPTEMBER 30,
                                              -----------------------------------------------------------------
                                                1995          1994          1993          1992          1991
                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, beginning................       $1.00         $1.00         $1.00         $1.00         $1.00
                                              ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income...................        0.03          0.02          0.02          0.03          0.04
Less distributions:
  Dividends...............................       (0.03)        (0.02)        (0.02)        (0.03)        (0.04)
                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, ending...................       $1.00         $1.00         $1.00         $1.00         $1.00
                                              ==========    ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Total return..............................        3.02%         1.78%         1.81%         2.62%         4.40%
                                              ==========    ==========    ==========    ==========    ==========
Net assets, ending (000)..................     $64,780       $80,531       $91,159       $70,054       $85,488
                                              ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets...        0.83%         0.76%         0.77%         0.76%         0.72%
                                              ==========    ==========    ==========    ==========    ==========
Ratio of net investment income to average
  net assets..............................        2.99%         1.78%         1.80%         2.59%         4.31%
                                              ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Tax Exempt Money Trust:

We have audited the accompanying statement of assets and liabilities of Cardinal Tax Exempt Money Trust (the Trust), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Tax Exempt Money Trust as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                                                FACE/            MARKET
                                                                                               SHARES             VALUE
                                                                                              ---------        -----------
  COMMON STOCK 44.27%
    American Express Company............................................................          8,000              $ 395
    American Health Properties..........................................................         10,000                225
    Arco Chemical Company...............................................................          7,500                389
    Banc One Corporation................................................................          6,600                235
    C-Cor Electronics*..................................................................          5,000                 78
    Cinergy Corporation.................................................................          7,500                225
    Commerce Bancshares Incorporated....................................................          5,513                192
    Consolidated Papers.................................................................          5,000                281
    Dow Chemical Company................................................................          4,500                391
    Excel Industries Incorporated.......................................................         15,000                171
    Ford Motor Company..................................................................          4,898                168
    Forest Laboratories*................................................................          3,000                146
    GTE Corporation.....................................................................          5,000                219
    IntelCom Group Incorporated*........................................................         15,000                266
    Masland Corporation.................................................................          5,000                 88
    Mellon Bank Corporation.............................................................          5,000                276
    Monsanto Company....................................................................          3,500                537
    Mutual Risk Management..............................................................          5,000                207
    National Semiconductor Company*.....................................................          7,500                104
    Neogen*.............................................................................         10,000                 59
    Novell Incorporated*................................................................         10,000                134
    PNC Bank Corporation................................................................          6,000                185
    Progress Software Corporation*......................................................         10,000                150
    SIGCORP Incorporated................................................................          6,000                209
    Structural Dynamics Research*.......................................................          5,000                169
    Tribune Company.....................................................................          5,000                329
    Trinova Corporation.................................................................          6,000                191
    Universal Foods Corporation.........................................................          4,000                153
    U.S. Healthcare Incorporated........................................................          5,000                229
    Viewlogic Systems Incorporated*.....................................................          9,000                 99
                                                                                                               -----------
      TOTAL COMMON STOCK (COST $5,080,588)..............................................                             6,499
                                                                                                               -----------
  CONVERTIBLE PREFERRED STOCK 4.03%
    California Federal Bank.............................................................          6,000                156
    Glendale Federal, 8.75%, Series E...................................................          4,000                191
    U.S. Surgical, Series A.............................................................          7,500                245
                                                                                                               -----------
      TOTAL CONVERTIBLE PREFERRED STOCK (COST $505,949).................................                               591
                                                                                                               -----------
  PREFERRED STOCK 8.48%
    American General Capital, 8.45%.....................................................          7,500                193
    American Health Psychiatric Group Preferred.........................................          8,250                136
    Chase Manhattan Corporation, 8.40%, Cumulative Series M.............................          7,500                194
    Enron Capital Resources, 9.00%, Series A, LP........................................          6,000                157
    Textron Capital I, 7.92%............................................................          7,500                183
    Time Warner Capital I, 8.875%.......................................................          7,500                189
    Utilicorp Capital, 8.875%...........................................................          7,500                193
                                                                                                               -----------
      TOTAL PREFERRED STOCK (COST $1,235,713)...........................................                             1,245
                                                                                                               -----------
  *Non-income producing
                                                                                                               (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                                                FACE/            MARKET
                                                                                               SHARES             VALUE
                                                                                              ---------        -----------
  CONVERTIBLE CORPORATE BONDS 6.79%
    Ashland Oil, Inc., 6.75%, due 7-01-2014.............................................        150,000        $       153
    Beverly Enterprises, 7.625%, due 3-15-2003..........................................        100,000                 93
    Big B Incorporated, 6.50%, due 3-15-2003............................................        150,000                151
    Enserch Corporation, 6.375%, due 4-01-2002..........................................        150,000                150
    Gran Care Incorporated, 6.50%, due 1-15-2003........................................        100,000                 93
    Magna International, 5.00%, due 10-15-2002..........................................        200,000                208
    Repap Entertainment, 8.50%, due 8-01-1997...........................................        150,000                149
                                                                                                               -----------
      TOTAL CONVERTIBLE CORPORATE BONDS (COST $997,061).................................                               997
                                                                                                               -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 7.92%
    GNMA I # 368080, 7.00%, due 11-15-2008..............................................        261,856                263
    GNMA I # 251959, 7.50%, due 6-15-2023...............................................        259,124                260
    GNMA II # 1213, 7.50%, due 6-20-2023................................................        319,384                318
    GNMA II # 1268, 8.00%, due 7-20-2023................................................        315,381                321
                                                                                                               -----------
      TOTAL U.S. GOVERNMENT AGENCIES (COST $1,211,881)..................................                             1,162
                                                                                                               -----------
  CORPORATE BONDS 16.37%
    American Airlines, Series 91A, 10.18%, due 1-02-2013................................        250,000                284
    Consumers Power Co., 7.50%, due 6-01-2002...........................................        300,000                306
    Dole Foods Inc., 7.00%, due 5-15-2003...............................................        200,000                199
    Duquesne Light, 6.625%, due 6-15-2004...............................................        300,000                288
    General Motors Acceptance Corp., 7.00%, due 9-15-2002...............................        200,000                202
    Kemper Corp., 6.875%, due 9-15-2003.................................................        250,000                247
    Pulte Homes Corp., 7.00%, due 12-15-2003............................................        150,000                144
    Tele-Communications Inc., 7.25%, due 8-01-2005......................................        250,000                246
    Time Warner, 7.25%, due 9-01-2008...................................................        250,000                241
    U.S. West Capital, 6.31%, 11-01-2005................................................        250,000                248
                                                                                                               -----------
      TOTAL CORPORATE BONDS (COST $2,382,485)...........................................                             2,403
                                                                                                               -----------
  COMMERCIAL PAPER 11.24%
    Cigna Corporation, 5.42%, due 4-01-1996.............................................        400,000                400
    IBM Corporation, 5.38%, due 4-01-1996...............................................        500,000                500
    Ford Motor Credit Corporation, 5.45%, due 4-03-1996.................................        750,000                750
                                                                                                               -----------
      TOTAL COMMERCIAL PAPER (COST $1,650,000)..........................................                             1,650
                                                                                                               -----------
      TOTAL INVESTMENTS (COST $13,063,678) 99.10%.......................................                       $    14,548
                                                                                                               ===========

GNMA -- Government National Mortgage Association

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $13,064)...............................    $ 14,548
Cash.............................................................................          57
Receivable for Fund shares sold..................................................          12
Interest receivable..............................................................          68
Dividends receivable.............................................................          24
Prepaid expenses.................................................................           6
Deferred organizational cost.....................................................          22
                                                                                     --------
          Total assets...........................................................      14,737
                                                                                     --------
LIABILITIES
Payable for Fund shares redeemed.................................................           6
Accrued investment management, shareholder service, accounting and transfer agent
  fees (note 3)..................................................................          12
Other accrued expenses...........................................................          38
                                                                                     --------
          Total liabilities......................................................          56
                                                                                     --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 1,265,920 outstanding no par value shares of
  beneficial interest (unlimited number of shares authorized)....................    $ 14,681
                                                                                     ========
NET ASSET VALUE PER SHARE........................................................    $  11.60
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Dividends........................................................................    $   160
Interest.........................................................................        215
                                                                                     -------
     Total income................................................................        375
                                                                                     -------
EXPENSES:
Investment management fees (note 3)..............................................         54
Transfer agent fees and expenses (note 3)........................................         11
Shareholder service fees (note 3)................................................          0
Accounting fees (note 3).........................................................          3
                                                                                     -------
          Total affiliated expenses..............................................         68
                                                                                     -------
Custodian fees...................................................................          5
Professional fees................................................................         14
Reports to shareholders..........................................................         11
Directors' fees..................................................................          5
Registration fees................................................................          8
Other expenses...................................................................          3
Amortization of organizational cost (note 1).....................................          5
                                                                                     -------
          Total non-affiliated expenses..........................................         51
                                                                                     -------
          Total expenses.........................................................        119
                                                                                     -------
          Net investment income..................................................        256
                                                                                     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions.....................................        544
Increase in unrealized gain on investments.......................................         59
                                                                                     -------
     Net realized gain and increase in unrealized gain on investments............        603
                                                                                     -------
     Net increase in net assets from operations..................................    $   859
                                                                                      ======

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)
AND FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                    SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                    MARCH 31,       SEPTEMBER 30,
                                                                       1996             1995
                                                                    ----------      -------------
FROM OPERATIONS:
Net investment income............................................    $    256          $   441
Net realized gain from security transactions.....................         544              307
Increase (decrease) in unrealized gain on investments............          59            1,810
                                                                    ----------      -------------
     Net increase in net assets from operations..................         859            2,558
                                                                    ----------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of net investment income ($.21 and $.35 per share,
  respectively)..................................................        (260)            (453)
Distribution of net realized gains from security transactions
  ($.39 and $.04 per share, respectively)........................        (483)             (49)
                                                                    ----------      -------------
     Total distributions to shareholders.........................        (743)            (502)
                                                                    ----------      -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sales of Fund shares...............................       1,300            1,485
Net asset value of Fund shares issued in connection with
  reinvestment of distributions to shareholders..................         687              458
                                                                    ----------      -------------
                                                                        1,987            1,943
Cost of Fund shares redeemed.....................................      (1,957)          (3,437)
                                                                    ----------      -------------
     Increase (decrease) in net assets derived from capital share
      transactions...............................................          30           (1,494)
                                                                    ----------      -------------
     Net increase (decrease) in net assets.......................         146              562
NET ASSETS -- beginning of period................................      14,535           13,973
                                                                    ----------      -------------
NET ASSETS -- end of period ((over) undistributed net investment
  income, of ($1) and $3, respectively)..........................    $ 14,681          $14,535
                                                                    ==========      ==============

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Balanced Fund (the "Fund") is one of two portfolios of The Cardinal Group (the "Group"), a diversified open-end management investment company established as an Ohio Business Trust on March 23, 1993. The Group currently consists of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund. Before June 24, 1993 the Fund had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's investment adviser. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. In determining the net realized gain or loss on securities sold, the cost of the securities will be determined by the first-in, first-out (FIFO) basis. It is the Group's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Deferred Organizational Cost -- Costs incurred with the organization and registration of the Fund have been deferred and are being amortized on a straight-line basis over a 60 month period from the commencement of public offering of its shares. In the event that any of the initial shares of the Fund are redeemed by the Fund's investment adviser or any subsequent holders thereof during the 60 month amortization period, the Fund will reduce the redemption proceeds otherwise payable by any unamortized organizational costs of the Fund in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Distributions to Shareholders -- Distributions and dividends will be recorded on the record date. The Fund intends to declare income dividends quarterly and any capital gain distributions annually.

Federal Income Tax -- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

                                                                     (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the six months ended March 31, 1996 aggregated $1,507,313 and $1,547,416, respectively.

During the six months ended March 31, 1996 the Fund realized on a FIFO cost basis a net capital gain of $545,292 for both book and tax purposes.

As of March 31, 1996, for both book and tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $1,759,340 and $274,823, respectively; resulting in a net unrealized gain of $1,484,517.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment adviser for the Fund, CMC, an affiliated company, is allowed an annual fee of 0.75% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the period ended March 31, 1996. CMC also serves the Fund as transfer agent and fund accountant. Under the terms of the Group's Transfer Agency and Fund Accounting Agreement, the transfer agent is entitled to receive fees based on a monthly charge per shareholder account plus out-of-pocket expenses and the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund. For the period ended March 31, 1996 the Fund paid or accrued $10,823 and $2,629 for transfer agent and fund accounting services, respectively.

The Ohio Company ("TOC") serves the Group as distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays TOC a fee not to exceed, on an accrual basis, 0.25% of the average daily net assets of the Fund for payments it makes to banks, broker/dealers, including TOC, and other institutions for providing shareholder services. TOC waived shareholder service fees for the six months ended March 31, 1996. The Ohio Company reported to the Fund that it had received commissions after discounts to dealers from the sale of shares of the Fund of $19,032 for the six months ended March 31, 1996.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $2,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at March 31, 1996. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.
                                                                     (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(5) -- CAPITAL STOCK

At March 31, 1996, there were an unlimited number of no par value shares of capital stock and the capital amounts were as follows:

Paid in capital...............................................................    $ 12,745,976
Accumulated net realized gain on investments..................................         451,301
Unrealized gain on investments................................................       1,484,517
Overdistributed net investment income.........................................          (1,046)
                                                                                  ------------
Net assets....................................................................    $ 14,680,748
                                                                                  ============

Transactions in capital stock were as follows:

                                                                        SIX MONTHS
                                                                           ENDED          YEAR ENDED
                                                                         MARCH 31,       SEPTEMBER 30,
                                                                           1996              1995
                                                                        -----------      -------------
Shares sold..........................................................       113,193          140,750
Shares issued in connection with reinvestment of distributions
  to shareholders....................................................        60,687           44,785
                                                                        -----------      -------------
                                                                            173,880          185,535
Shares repurchased...................................................      (169,687)        (335,102)
                                                                        -----------      -------------
Net increase (decrease)..............................................         4,193         (149,567)
Shares outstanding:
Beginning of period..................................................     1,261,727        1,411,294
                                                                        -----------      -------------
End of period........................................................     1,265,920        1,261,727
                                                                          =========      ===========

(6) -- SUBSEQUENT EVENT

On March 29, 1996 shareholders approved an Agreement and Plan of Reorganization between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). With shareholder approval of this plan, the transfer of all assets and liabilities of the Old Funds to the newly created Group was made on May 1, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                                                            PERIOD
                                                                                                           FROM JUNE
                                                           SIX MONTHS             YEARS ENDED              24, 1993*
                                                             ENDED               SEPTEMBER 30,              THROUGH
                                                           MARCH 31,       --------------------------      SEPTEMBER
                                                              1996            1995            1994         30, 1993
                                                           ----------      ----------      ----------      ---------
Net Asset Value, beginning..............................    $  11.52        $    9.90       $   10.13       $ 10.00
                                                           ----------      ----------      ----------      ---------
Income from investment operations:
  Net investment income.................................        0.20             0.34            0.23          0.02
  Net realized and unrealized gain (loss) on
    securities..........................................        0.48             1.67           (0.20)         0.12
                                                           ----------      ----------      ----------      ---------
Total from investment operations........................        0.68             2.01            0.03          0.14
                                                           ----------      ----------      ----------      ---------
Less distributions:
  Dividends.............................................       (0.21)           (0.35)          (0.23)        (0.01)
  Capital gain distribution.............................       (0.39)           (0.04)          (0.03)            0
                                                           ----------      ----------      ----------      ---------
Total distributions.....................................       (0.60)           (0.39)          (0.26)        (0.01)
                                                           ----------      ----------      ----------      ---------
Net Asset Value, ending.................................    $  11.60        $   11.52       $    9.90       $ 10.13
                                                           =========          =======         =======      ========
Ratios/Supplemental Data:
Total return (aggregate return for period)**............        6.02%           20.76%           0.37%         1.40%
                                                           =========          =======         =======      ========
Net assets, ending (000)................................    $ 14,681        $  14,535       $  13,973       $10,811
                                                           =========          =======         =======      ========
Ratio of expenses to average net assets**...............        1.63%            1.94%           2.07%         0.70%
                                                           =========          =======         =======      ========
Ratio of net investment income to average net
  assets**..............................................        3.50%            3.24%           2.44%         0.35%
                                                           =========          =======         =======      ========
Portfolio turnover rate.................................       10.61%           37.62%          59.09%        60.67%
                                                           =========          =======         =======      ========

 *Commencement of operations

**Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, total return, the ratio of expenses to average net assets, and the ratio of net investment income to average net assets would have been 5.90%, 1.78%, and 3.38%, respectively.

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                                FACE/            MARKET
                                                                                               SHARES             VALUE
                                                                                              ---------        -----------
  COMMON STOCK 44.23%
    America West Airlines Class B*......................................................         12,000              $ 186
    American Express Company............................................................          8,000                355
    American Health Properties..........................................................         10,000                216
    Arco Chemical Company...............................................................          7,500                366
    Banc One Corporation................................................................          8,000                292
    Cinergy Corporation.................................................................         10,000                279
    Commerce Bancshares Incorporated....................................................          5,250                207
    Dow Chemical Company................................................................          4,500                335
    Excel Industries Incorporated.......................................................         15,000                210
    Forest Laboratories*................................................................          3,000                133
    GTE Corporation.....................................................................          7,500                294
    Glendale Federal Savings Bank*......................................................          5,000                 82
    IntelCom Group Incorporated*........................................................         15,000                191
    Mellon Bank Corporation.............................................................          7,500                335
    Monsanto Company....................................................................          3,500                353
    Mutual Risk Management..............................................................          5,000                197
    National Semiconductor Company*.....................................................          5,000                138
    J.C. Penney Company Incorporated....................................................          6,000                298
    Progress Software Corporation*......................................................          4,000                268
    Reliastar Financial Corporation.....................................................          1,000                 41
    Southern Indiana Gas and Electric...................................................          6,000                202
    Structural Dynamics Research*.......................................................         15,000                278
    Tribune Company.....................................................................          5,000                332
    Trinova Corporation.................................................................          6,000                202
    Universal Foods Corporation.........................................................          4,000                139
    U.S. Healthcare Incorporated........................................................          5,000                177
    Viewlogic Systems Incorporated*.....................................................          4,000                 56
    Willamette Industries Incorporated..................................................          4,000                267
                                                                                                               -----------
      TOTAL COMMON STOCK (COST $4,982,002)..............................................                             6,429
                                                                                                               -----------
  CONVERTIBLE PREFERRED STOCK 3.24%
    California Federal Bank.............................................................          6,000                145
    Ford Motor Company, 8.40%, Series A.................................................          1,500                154
    Glendale Federal, 8.75%, Series E...................................................          4,000                172
                                                                                                               -----------
      TOTAL CONVERTIBLE PREFERRED STOCK (COST $471,349).................................                               471
                                                                                                               -----------
  PREFERRED STOCK 5.95%
    American General Capital, 8.45%.....................................................          7,500                189
    American Health Psychiatric Group Preferred.........................................          8,250                134
    Chase Manhattan Corporation, 8.40%, Cumulative Series M.............................          7,500                193
    Enron Capital Resources, 9.00%, Series A, LP........................................          6,000                157
    Utilicorp Capital, 8.875%...........................................................          7,500                192
                                                                                                               -----------
      TOTAL PREFERRED STOCK (COST $864,463).............................................                               865
                                                                                                               -----------
  *Non-income producing
                                                                                                               (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                                FACE/            MARKET
                                                                                               SHARES             VALUE
                                                                                              ---------        -----------
  CONVERTIBLE CORPORATE BONDS 6.02%
    Ashland Oil, Inc., 6.75%, due 7-01-2014.............................................        150,000        $       147
    Beverly Enterprises, 7.625%, due 3-15-2003..........................................        100,000                 98
    Cabot Medical Co., 7.50%, due 3-01-1999.............................................        100,000                101
    Enserch Corporation, 6.375%, due 4-01-2002..........................................        150,000                147
    Federated Department Stores, 9.72%, due 2-15-2004...................................        150,000                151
    Gran Care Incorporated, 6.50%, due 1-15-2003........................................        100,000                 95
    Masco Corporation, 5.25%, due 2-15-2012.............................................        150,000                136
                                                                                                               -----------
      TOTAL CONVERTIBLE CORPORATE BONDS (COST $888,296).................................                               875
                                                                                                               -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 8.41%
    GNMA I # 368080, 7.00%, due 11-15-2008..............................................        268,378                271
    GNMA I # 251959, 7.50%, due 6-15-2023...............................................        260,649                263
    GNMA II # 1213, 7.50%, due 6-20-2023................................................        337,135                338
    GNMA II # 1268, 8.00%, due 7-20-2023................................................        343,197                351
                                                                                                               -----------
      TOTAL U.S. GOVERNMENT AGENCIES (COST $1,268,259)..................................                             1,223
                                                                                                               -----------
  CORPORATE BONDS 14.90%
    American Airlines, Series 91A, 10.18%, due 1-02-2013................................        250,000                289
    Consumers Power Co., 7.50%, due 6-01-2002...........................................        300,000                306
    Dole Foods Inc., 7.00%, due 5-15-2003...............................................        200,000                198
    First USA Bank, Wilmington, 5.75%, due 1-15-1999....................................        300,000                293
    General Motors Acceptance Corp., 7.00%, due 9-15-2002...............................        200,000                204
    Kemper Corp., 6.875%, due 9-15-2003.................................................        250,000                246
    Pulte Homes Corp., 7.00%, due 12-15-2003............................................        150,000                143
    Tele-Communications Inc., 7.25%, due 8-01-2005......................................        250,000                244
    Time Warner, 7.25%, due 9-01-2008...................................................        250,000                243
                                                                                                               -----------
      TOTAL CORPORATE BONDS (COST $2,129,904)...........................................                             2,166
                                                                                                               -----------
  COMMERCIAL PAPER 13.76%
    Ford Motor Credit Corporation, 5.75%, due 10-02-1995................................        500,000                500
    Sears Acceptance Corporation, 5.74%, due 10-03-1995.................................        500,000                500
    General Motors Acceptance Corporation, 5.80%, due 10-04-1995........................        500,000                500
    Cigna Corporation, 5.88%, due 10-10-1995............................................        500,000                500
                                                                                                               -----------
      TOTAL COMMERCIAL PAPER (COST $1,999,839)..........................................                             2,000
                                                                                                               -----------
  REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 3.10%
    The Fifth Third Bank, 5.95%, dated 9-29-95, due 10-04-95............................        450,000                450
                                                                                                               -----------
      TOTAL REPURCHASE AGREEMENTS (COST $450,000).......................................                               450
                                                                                                               -----------
      TOTAL INVESTMENTS (COST $13,054,112) 99.61%.......................................                       $    14,479
                                                                                                               ===========

GNMA -- Government National Mortgage Association

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities, at value (cost $13,054)...............................    $ 14,479
Cash.............................................................................          42
Receivable for Fund shares sold..................................................         113
Interest receivable..............................................................          56
Dividends receivable.............................................................          16
Prepaid expenses.................................................................           7
Deferred organizational cost.....................................................          27
                                                                                     --------
          Total assets...........................................................      14,740
                                                                                     --------
LIABILITIES
Payable for investment securities purchased......................................         125
Payable for Fund shares redeemed.................................................          47
Accrued investment management, shareholder service, accounting and transfer agent
  fees (note 3)..................................................................          14
Other accrued expenses...........................................................          19
                                                                                     --------
          Total liabilities......................................................         205
                                                                                     --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 1,261,727 outstanding no par value shares of
  beneficial interest (unlimited number of shares authorized)....................    $ 14,535
                                                                                     ========
NET ASSET VALUE PER SHARE........................................................    $  11.52
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Dividends........................................................................    $   245
Interest.........................................................................        461
                                                                                     -------
     Total income................................................................        706
                                                                                     -------
EXPENSES:
Investment management fees (note 3)..............................................        102
Transfer agent fees and expenses (note 3)........................................         26
Shareholder service fees (note 3)................................................         32
Accounting fees (note 3).........................................................          5
                                                                                     -------
          Total affiliated expenses..............................................        165
                                                                                     -------
Custodian fees...................................................................         13
Professional fees................................................................         26
Reports to shareholders..........................................................         21
Directors' fees..................................................................          8
Registration fees................................................................         13
Other expenses...................................................................          9
Amortization of organizational cost (note 1).....................................         10
                                                                                     -------
          Total non-affiliated expenses..........................................        100
                                                                                     -------
          Total expenses.........................................................        265
                                                                                     -------
          Net investment income..................................................        441
                                                                                     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions.....................................        307
Increase in unrealized gain on investments.......................................      1,810
                                                                                     -------
     Net realized gain and increase in unrealized gain on investments............      2,117
                                                                                     -------
     Net increase in net assets from operations..................................    $ 2,558
                                                                                      ======

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                               1995          1994
                                                                             --------      --------
FROM OPERATIONS:
Net investment income.....................................................   $    441      $    335
Net realized gain from security transactions..............................        307           158
Increase (decrease) in unrealized gain on investments.....................      1,810          (462)
                                                                             --------      --------
     Net increase in net assets from operations...........................      2,558            31
                                                                             --------      --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of net investment income ($.35 and $.23 per share,
  respectively)...........................................................       (453)         (333)
Distribution of net realized gains from security transactions ($.04 and
  $.03 per share, respectively)...........................................        (49)          (36)
                                                                             --------      --------
     Total distributions to shareholders..................................       (502)         (369)
                                                                             --------      --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sales of Fund shares........................................      1,485         5,251
Net asset value of Fund shares issued in connection with reinvestment of
  distributions to shareholders...........................................        458           335
                                                                             --------      --------
                                                                                1,943         5,586
Cost of Fund shares redeemed..............................................     (3,437)       (2,086)
                                                                             --------      --------
     Increase (decrease) in net assets derived from capital share
      transactions........................................................     (1,494)        3,500
                                                                             --------      --------
     Net increase in net assets...........................................        562         3,162
NET ASSETS -- beginning of period.........................................     13,973        10,811
                                                                             --------      --------
NET ASSETS -- end of period (undistributed net investment income of $3 and
  $15, respectively)......................................................   $ 14,535      $ 13,973
                                                                             ========      ========

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Balanced Fund (the "Fund") is one of two portfolios of The Cardinal Group (the "Group"), a diversified open-end management investment company established as an Ohio Business Trust on March 23, 1993. The Group currently consists of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund. Before June 24, 1993 the Fund had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's investment adviser. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. In determining the net realized gain or loss on securities sold, the cost of the securities will be determined by the first-in, first-out (FIFO) basis. It is the Group's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Deferred Organizational Cost -- Costs incurred with the organization and registration of the Fund have been deferred and are being amortized on a straight-line basis over a 60 month period from the commencement of public offering of its shares. In the event that any of the initial shares of the Fund are redeemed by the Fund's investment adviser or any subsequent holders thereof during the 60 month amortization period, the Fund will reduce the redemption proceeds otherwise payable by any unamortized organizational costs of the Fund in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Distributions to Shareholders -- Distributions and dividends will be recorded on the record date. The Fund intends to declare income dividends quarterly and any capital gain distributions annually.

Federal Income Tax -- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

                                                                     (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the period ended September 30, 1995 aggregated $4,318,959 and $6,447,176, respectively.

During the period ended September 30, 1995 the Fund realized on a FIFO cost basis a net capital gain of $306,446 for both book and tax purposes.

As of September 30, 1995, for both book and tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $1,612,056 and $186,699, respectively; resulting in a net unrealized gain of $1,425,357.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment adviser for the Fund, CMC, an affiliated company, is allowed an annual fee of 0.75% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the period ended September 30, 1995. CMC also serves the Fund as transfer agent and fund accountant. Under the terms of the Group's Transfer Agency and Fund Accounting Agreement, the transfer agent is entitled to receive fees based on a monthly charge per shareholder account plus out-of-pocket expenses and the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund. For the period ended September 30, 1995 the Fund paid or accrued $25,950 and $4,697 for transfer agent and fund accounting services, respectively.

The Ohio Company ("TOC") serves the Group as distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays TOC a fee not to exceed, on an accrual basis, 0.25% of the average daily net assets of the Fund for payments it makes to banks, broker/dealers, including TOC, and other institutions for providing shareholder services. The Fund paid or accrued shareholder service fees of $32,534 for the period ended September 30, 1995. The Ohio Company reported to the Fund that it had received commissions after discounts to dealers from the sale of shares of the Fund of $66,772 for the period ended September 30, 1995.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $2,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.
                                                                     (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(5) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of no par value shares of capital stock and the capital amounts were as follows:

Paid in capital...............................................................    $12,716,361
Accumulated net realized gain on investments..................................        390,571
Unrealized gain on investments................................................      1,425,357
Undistributed net investment income...........................................          3,201
                                                                                  -----------
Net assets....................................................................    $14,535,490
                                                                                  ============

Transactions in capital stock were as follows:

                                                                                YEARS ENDED
                                                                               SEPTEMBER 30,
                                                                        ----------------------------
                                                                           1995             1994
                                                                        -----------      -----------
Shares sold..........................................................       140,750          519,358
Shares issued in connection with reinvestment of distributions
  to shareholders....................................................        44,785           33,364
                                                                        -----------      -----------
                                                                            185,535          552,722
Shares repurchased...................................................      (335,102)        (208,912)
                                                                        -----------      -----------
Net increase (decrease)..............................................      (149,567)         343,810
Shares outstanding:
Beginning of period..................................................     1,411,294        1,067,484
                                                                        -----------      -----------
End of period........................................................     1,261,727        1,411,294
                                                                         ==========       ==========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). The plan calls for the transfer of all assets and liabilities of each of the Old Funds to newly created series of the Group with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Old Funds and the Group. Shareholders of the Old Funds must approve the transaction before any transfer can take place.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                                                      PERIOD
                                                                                                     FROM JUNE
                                                                              YEARS ENDED            24, 1993*
                                                                             SEPTEMBER 30,            THROUGH
                                                                         ----------------------      SEPTEMBER
                                                                           1995          1994        30, 1993
                                                                         --------      --------      ---------
Net Asset Value, beginning............................................   $   9.90      $  10.13       $ 10.00
                                                                         --------      --------      ---------
Income from investment operations:
  Net investment income...............................................       0.34          0.23          0.02
  Net realized and unrealized gain (loss) on securities...............       1.67         (0.20)         0.12
                                                                         --------      --------      ---------
Total from investment operations......................................       2.01          0.03          0.14
                                                                         --------      --------      ---------
Less distributions:
  Dividends...........................................................      (0.35)        (0.23)        (0.01)
  Capital gain distribution...........................................      (0.04)        (0.03)            0
                                                                         --------      --------      ---------
Total distributions...................................................      (0.39)        (0.26)        (0.01)
                                                                         --------      --------      ---------
Net Asset Value, ending...............................................   $  11.52      $   9.90       $ 10.13
                                                                          =======       =======      ========
Ratios/Supplemental Data:
Total return (aggregate return for period)**..........................      20.76%         0.37%         1.40%
                                                                          =======       =======      ========
Net assets, ending (000)..............................................   $ 14,535      $ 13,973       $10,811
                                                                          =======       =======      ========
Ratio of expenses to average net assets**.............................       1.94%         2.07%         0.70%
                                                                          =======       =======      ========
Ratio of net investment income to average net assets**................       3.24%         2.44%         0.35%
                                                                          =======       =======      ========
Portfolio turnover rate...............................................      37.62%        59.09%        60.67%
                                                                          =======       =======      ========

 *Commencement of operations

**Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, total return, the ratio of expenses to average net assets, and the ratio of net investment income to average net assets would have been 20.75%, 1.95%, and 3.23%, respectively.


See accompanying notes to financial statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Cardinal Balanced Fund (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Balanced Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

                                                                                FACE/                MARKET
                                                                                SHARES               VALUE
                                                                               --------            ----------
COMMON STOCK 99.30%
APPAREL RETAILERS 1.37%
Ann Taylor Stores Corporation*......................................              7,500            $      135
                                                                                                   ----------
ADVANCED MEDICAL DEVICES 2.14%
Biomet, Inc.*.......................................................             15,000                   210
                                                                                                   ----------
BIO TECHNOLOGY 5.99%
Matrix Pharmaceuticals*.............................................             14,000                   324
Vertex Pharmaceuticals*.............................................             10,000                   265
                                                                                                   ----------
                                                                                                          589
                                                                                                   ----------
BROADCASTING 3.61%
Westcott Communications*............................................             20,000                   355
                                                                                                   ----------
COMMERCIAL SERVICES 4.44%
Medaphis Corporation*...............................................              9,000                   437
                                                                                                   ----------
COMMUNICATIONS 21.05%
Airtouch Communications*............................................             10,000                   311
Arch Communications Group*..........................................             10,000                   231
BroadBand Technologies*.............................................             10,000                   255
DSC Communications Corp.*...........................................              8,000                   216
MFS Communications Co., Inc.*.......................................              6,500                   405
Motorola, Inc.......................................................              5,000                   265
Tellabs, Inc.*......................................................              8,000                   387
                                                                                                   ----------
                                                                                                        2,070
                                                                                                   ----------
COMPUTERS/INFORMATION 10.95%
Compaq Computer Corp.*..............................................              9,000                   348
E M C Corporation*..................................................             11,000                   241
Hewlett Packard.....................................................              3,000                   282
Microsoft Corporation*..............................................              2,000                   206
                                                                                                   ----------
                                                                                                        1,077
                                                                                                   ----------
CONSUMER SERVICES 6.85%
Banta Corporation...................................................              9,000                   241
Block, H&R, Inc.....................................................              7,000                   253
Cort Business Services*.............................................             10,000                   180
                                                                                                   ----------
                                                                                                          674
                                                                                                   ----------
DIVERSIFIED FINANCIAL SERVICES 2.29%
LeCroy Corporation*.................................................              5,000                    73
Texas Instruments...................................................              3,000                   153
                                                                                                   ----------
                                                                                                          225
                                                                                                   ----------

*Non-income producing
                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

COMMON STOCK (CONTINUED)

                                                                               FACE/                 MARKET
                                                                               SHARES                VALUE
                                                                              --------            ------------
ELECTRICAL COMPONENTS 3.89%
GenRad, Inc.*......................................................             30,000            $        383
                                                                                                  ------------
HEALTH-CARE PROVIDERS 5.09%
Humana, Inc.*......................................................             10,000                     251
Maxicare Healthplans, Inc.*........................................             10,000                     249
                                                                                                  ------------
                                                                                                           501
                                                                                                  ------------
PHARMACEUTICALS 3.20%
Mylan Laboratories, Inc............................................             15,000                     315
                                                                                                  ------------
SEMICONDUCTORS 15.35%
Advanced Micro Devices*............................................              9,000                     155
Analog Devices, Inc.*..............................................             12,000                     336
Atmel Corporation*.................................................             10,000                     255
Integrated Device Technologies*....................................             25,000                     284
Intel Corporation..................................................              5,000                     284
National Semiconductor*............................................             14,000                     194
                                                                                                  ------------
                                                                                                         1,509
                                                                                                  ------------
SOFTWARE/PROCESSING 12.58%
Computer Sciences Corp.*...........................................              4,500                     317
Optical Data Systems Corp.*........................................             10,000                     205
Silicon Graphics Incorporated*.....................................             10,000                     250
SpaceTec IMC*......................................................             15,000                     233
Sybase Incorporated*...............................................             10,000                     233
                                                                                                  ------------
                                                                                                         1,237
                                                                                                  ------------
TOBACCO .51%
Philip Morris Sept. 95 puts*.......................................              5,000                      50
                                                                                                  ------------
  TOTAL INVESTMENTS (COST $8,824,074) 99.30%.......................                               $      9,765
                                                                                                    ==========

*Non-income producing

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------
MARCH 31, 1996 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $8,824)................................    $  9,765
Cash.............................................................................          79
Receivable for Fund shares sold..................................................           5
Dividends receivable.............................................................           4
Deferred organizational cost.....................................................          22
Prepaid expenses.................................................................           6
                                                                                     --------
     Total assets................................................................       9,881
                                                                                     --------
LIABILITIES
Payable for fund shares redeemed.................................................           2
Accrued investment management, shareholder service, accounting and transfer agent
  fees (note 3)..................................................................           9
Other accrued expenses...........................................................          36
                                                                                     --------
     Total liabilities...........................................................          47
                                                                                     --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 872,531 outstanding no par value shares of beneficial
  interest (unlimited number of shares authorized)...............................    $  9,834
                                                                                     ========
NET ASSET VALUE PER SHARE........................................................    $  11.27
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Dividends............................................................................     $     12
Interest.............................................................................           15
                                                                                          --------
            Total income.............................................................           27
                                                                                          --------
EXPENSES:
Investment management fees (note 3)..................................................           37
Transfer agent fees and expenses (note 3)............................................           11
Shareholder service fees (note 3)....................................................            0
Accounting fees (note 3).............................................................            3
                                                                                          --------
            Total affiliated expenses................................................           51
                                                                                          --------
Custodian fees.......................................................................            3
Professional fees....................................................................           13
Reports to shareholders..............................................................           12
Directors' fees......................................................................            5
Registration fees....................................................................            8
Other expenses.......................................................................            1
Amortization of organizational cost (note 1).........................................            5
                                                                                          --------
            Total non-affiliated expenses............................................           47
                                                                                          --------
            Total expenses...........................................................           98
                                                                                          --------
            Net loss from investment activities......................................          (71)
                                                                                          --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized loss from security transactions.........................................          (13)
Decrease in unrealized gain on investment............................................          (70)
                                                                                          --------
            Net realized loss and decrease in unrealized gain on investments.........          (83)
                                                                                          --------
            Net decrease in net assets from operations...............................     $   (154)
                                                                                          ========

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 1996 (UNAUDITED)
AND FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED
                                                                     MARCH 31,       SEPTEMBER 30,
                                                                        1996             1995
                                                                     ----------      -------------
FROM OPERATIONS:
Net loss from investment activities...............................    $    (71)         $   (86)
Net realized gain (loss) from security transactions...............         (13)             999
Increase (decrease) in unrealized gain on investments.............         (70)           1,158
                                                                     ----------      -------------
  Net increase (decrease) in net assets from operations...........        (154)           2,071
                                                                     ----------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of net realized gains from security transactions
  ($.90 and $0.00 per share, respectively)........................        (743)               0
                                                                     ----------      -------------
     Total distributions to shareholders..........................        (743)               0
                                                                     ----------      -------------
Proceeds from sale of Fund shares.................................       1,267            1,809
Net asset value of Fund shares issued in connection with
  reinvestment of distributions to shareholders...................         721                0
                                                                     ----------      -------------
                                                                         1,988            1,809
Cost of Fund shares redeemed......................................      (1,691)          (2,906)
                                                                     ----------      -------------
  Increase (decrease) in net assets derived from capital share
     transactions.................................................         297           (1,097)
                                                                     ----------      -------------
  Net increase (decrease) in net assets...........................        (600)             974
NET ASSETS -- beginning of period.................................      10,434            9,460
                                                                     ----------      -------------
NET ASSETS -- end of period (undistributed net investment loss of
  $312 and $113, respectively)....................................    $  9,834          $10,434
                                                                     ==========      ==============

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Aggressive Growth Fund (the "Fund") is one of two portfolios of The Cardinal Group (the "Group"), a diversified open-end management investment company established as an Ohio Business Trust on March 23, 1993. The Group currently consists of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund. Before June 24, 1993 the Fund had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's investment adviser. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. In determining the net realized gain or loss on securities sold, the cost of the securities is determined by the first-in, first-out (FIFO) basis. It is the Group's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Deferred Organizational Cost -- Costs incurred with the organization and registration of the Fund have been deferred and are being amortized on a straight-line basis over a 60 month period from the commencement of public offering of its shares. In the event that any of the initial shares of the Fund are redeemed by the Fund's investment adviser or any subsequent holders thereof during the 60 month amortization period, the Fund will reduce the redemption proceeds otherwise payable by any unamortized organizational costs of the Fund in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Distributions to Shareholders -- Distributions and dividends will be recorded on the record date. The Fund intends to declare income dividends quarterly and any capital gain distributions annually.

Federal Income Tax -- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the six months ended March 31, 1996 aggregated $3,292,283 and $1,709,936, respectively.

During the six months ended March 31, 1996 the Fund realized on a FIFO cost basis a net capital loss of $12,736 for both book and tax purposes.

As of March 31, 1996, for both book and tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $1,711,894 and $771,280, respectively; resulting in a net unrealized gain of $940,614.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment adviser for the Fund, CMC, an affiliated company, is allowed an annual fee of 0.75% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the six months ended March 31, 1996. CMC also serves the Fund as transfer agent and fund accountant. Under the terms of the Group's Transfer Agency and Fund Accounting Agreement, the transfer agent is entitled to receive fees based on a monthly charge per shareholder account plus out-of-pocket expenses and the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund. For the six months ended March 31, 1996 the Fund paid or accrued $10,795 and $1,788 for transfer agent and fund accounting services, respectively.

The Ohio Company ("TOC") serves the Group as distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays TOC a fee not to exceed, on an accrual basis, 0.25% of the average daily net assets of the Fund for payments it makes to banks, broker/dealers, including TOC, and other institutions for providing shareholder services. TOC waived shareholder service fees for the six months ended March 31, 1996. The Ohio Company reported to the Fund that it had received commissions after discounts to dealers from the sale of shares of the Fund of $11,729 for the six months ended March 31, 1996.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $2,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at March 31, 1996. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1996 (UNAUDITED)

(5) -- CAPITAL STOCK

At March 31, 1996, there were an unlimited number of no par value shares of capital stock and the capital amounts were as follows:

Paid in capital..................................................................     $ 8,916,038
Accumulated net realized gain on investments.....................................         289,550
Unrealized gain on investments...................................................         940,614
Undistributed net investment loss................................................        (312,360)
                                                                                     -------------
Net assets.......................................................................     $ 9,833,842
                                                                                     ==============

Transactions in capital stock were as follows:

                                                                       SIX MONTHS
                                                                         ENDED        YEAR ENDED
                                                                       MARCH 31,     SEPTEMBER 30,
                                                                          1996           1995
                                                                       ----------    -------------
Shares sold.........................................................     109,482          160,511
Shares issued in connection with reinvestment of distributions to
  shareholders......................................................      66,252                0
                                                                       ----------    -------------
                                                                         175,734          160,511
Shares repurchased..................................................    (147,011)        (268,141)
                                                                       ----------    -------------
Net increase (decrease).............................................      28,723         (107,630)
Shares outstanding:
Beginning of period.................................................     843,808          951,438
                                                                       ----------    -------------
End of period.......................................................     872,531          843,808
                                                                       ==========    ==============

(6) -- SUBSEQUENT EVENT

On March 29, 1996 shareholders approved an Agreement and Plan of Reorganization between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). With shareholder approval of this plan, the transfer of all assets and liabilities of the Old Funds to the newly created Group was made on May 1, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                       SIX                                   PERIOD FROM
                                                     MONTHS           YEARS ENDED          JUNE 24, 1993*
                                                      ENDED          SEPTEMBER 30,             THROUGH
                                                    MARCH 31,    ----------------------     SEPTEMBER 30,
                                                      1996         1995         1994            1993
                                                    ---------    ---------    ---------    ---------------
Net Asset Value, beginning........................   $ 12.37      $   9.94     $  10.47        $ 10.00
                                                    ---------    ---------    ---------    ---------------
Income from investment operations:
  Net investment loss.............................     (0.09)        (0.10)       (0.13)         (0.03)
  Net realized and unrealized gain (loss) on
     securities...................................     (0.10)         2.53        (0.36)          0.50
                                                    ---------    ---------    ---------    ---------------
Total from investment operations..................     (0.20)         2.43        (0.49)          0.47
                                                    ---------    ---------    ---------    ---------------
Less distributions:
  Capital gain distribution.......................     (0.90)         0.00        (0.04)          0.00
                                                    ---------    ---------    ---------    ---------------
Total distributions...............................     (0.90)         0.00        (0.04)          0.00
                                                    ---------    ---------    ---------    ---------------
Net Asset Value, ending...........................   $ 11.27      $  12.37     $   9.94        $ 10.47
                                                    ==========    ========     ========    ===============
Ratios/Supplemental Data:
Total return (aggregate return for period)**......    (1.48%)       24.35%       (4.74%)         4.70%
                                                    ==========    ========     ========    ===============
Net assets, ending (000)..........................   $ 9,834      $ 10,434     $  9,460        $ 6,320
                                                    ==========    ========     ========    ===============
Ratio of expenses to average net assets**.........     1.96%         2.24%        2.51%          0.91%
                                                    ==========    ========     ========    ===============
Ratio of net investment loss to average net
  assets**........................................    (1.41%)       (0.92%)      (1.50%)        (0.53%)
                                                    ==========    ========     ========    ===============
Portfolio turnover rate...........................    17.13%        80.35%       95.70%         31.15%
                                                    ==========    ========     ========    ===============

 *Commencement of operations

**Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, total return, the ratio of expenses to average net assets, and the ratio of net investment loss to average net assets would have been (1.61)%, 2.09%, and (1.54)%, respectively.

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                FACE/                MARKET
                                                                                SHARES               VALUE
                                                                               --------            ----------
COMMON STOCK 79.22%
ADVANCED MEDICAL DEVICES 2.48%
Biomet, Inc.*.......................................................             15,000            $      259
                                                                                                   ----------
BIO TECHNOLOGY 6.43%
Alkermes, Inc.*.....................................................              8,000                    52
Cytel Corporation*..................................................             15,000                   105
Magainin Pharmaceuticals*...........................................             12,000                   131
Matrix Pharmaceuticals*.............................................             14,000                   196
Vertex Pharmaceuticals*.............................................             10,000                   187
                                                                                                   ----------
                                                                                                          671
                                                                                                   ----------
BROADLINE RETAILERS 2.66%
Consolidated Stores Corp.*..........................................             12,000                   278
                                                                                                   ----------
COMMERCIAL SERVICES 1.61%
Medaphis Corporation*...............................................              6,000                   168
                                                                                                   ----------
COMMUNICATIONS 20.49%
Airtouch Communications*............................................             10,000                   306
Arch Communications Group*..........................................             10,000                   262
BroadBand Technologies*.............................................              5,000                   108
DSC Communications Corp.*...........................................              4,000                   237
General DataComm Industries*........................................             12,500                   184
MFS Communications Co., Inc.*.......................................              9,000                   394
Metricom, Inc.*.....................................................             11,000                   248
Motorola, Inc.......................................................              3,000                   229
Tellabs, Inc.*......................................................              4,000                   169
                                                                                                   ----------
                                                                                                        2,137
                                                                                                   ----------
COMPUTERS/INFORMATION 5.47%
Compaq Computer Corp.*..............................................              9,000                   435
E M C Corporation*..................................................              7,500                   136
                                                                                                   ----------
                                                                                                          571
                                                                                                   ----------
CONSUMER SERVICES 4.99%
Banta Corporation...................................................              6,000                   255
Block, H&R, Inc.....................................................              7,000                   266
                                                                                                   ----------
                                                                                                          521
                                                                                                   ----------
DIVERSIFIED FINANCIAL SERVICES 3.25%
Bear Stearns Companies, Inc.........................................             15,750                   339
                                                                                                   ----------
EDUCATIONAL 1.45%
Westcott Communications, Inc.*......................................             10,000                   151
                                                                                                   ----------

*Non-income producing

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

COMMON STOCK (CONTINUED)

                                                                               FACE/                 MARKET
                                                                               SHARES                VALUE
                                                                              --------            ------------
ELECTRICAL COMPONENTS 0.92%
GenRad, Inc.*......................................................             10,000            $         96
                                                                                                  ------------
HEALTH-CARE PROVIDERS 4.39%
Humana, Inc.*......................................................             10,000                     201
Mariner Health Group, Inc.*........................................              5,000                      71
Maxicare Healthplans, Inc.*........................................             10,000                     186
                                                                                                  ------------
                                                                                                           458
                                                                                                  ------------
INTEGRATED OILS 2.32%
Triton Energy Corp.*...............................................              5,000                     242
                                                                                                  ------------
PHARMACEUTICALS 2.87%
Mylan Laboratories, Inc............................................             15,000                     300
                                                                                                  ------------
SEMICONDUCTORS 11.47%
Advanced Micro Devices*............................................              9,000                     262
Analog Devices, Inc.*..............................................              8,000                     277
Intel Corporation..................................................              4,500                     270
National Semiconductor*............................................             14,000                     387
                                                                                                  ------------
                                                                                                         1,196
                                                                                                  ------------
SOFTWARE/PROCESSING 8.42%
Computer Sciences Corp.*...........................................              4,500                     290
Optical Data Systems Corp.*........................................              6,000                     234
Sybase Incorporated*...............................................             10,000                     321
Telescan, Inc.*....................................................              5,000                      34
                                                                                                  ------------
                                                                                                           879
                                                                                                  ------------
  TOTAL COMMON STOCK (COST $7,254,464).............................                                      8,266
                                                                                                  ------------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT
OBLIGATIONS 16.29%
Fifth Third Bank, 5.75%, dated 9/28/95, due 10/02/95...............           1,700,000                  1,700
                                                                                                  ------------
  TOTAL REPURCHASE AGREEMENTS (COST $1,700,000)....................                                      1,700
                                                                                                  ------------
  TOTAL INVESTMENTS (COST $8,954,464) 95.51%.......................                               $      9,966
                                                                                                    ==========

*Non-income producing

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------
SEPTEMBER 30, 1995

ASSETS
Investments in securities, at value (cost $8,954)................................    $  9,966
Cash.............................................................................         375
Receivable for Fund shares sold..................................................         125
Dividends receivable.............................................................           6
Interest receivable..............................................................           1
Deferred organizational cost.....................................................          27
Prepaid expenses.................................................................           7
                                                                                     --------
     Total assets................................................................      10,507
                                                                                     --------
LIABILITIES
Payable for investment securities purchased......................................          45
Accrued investment management, shareholder service, accounting and transfer agent
  fees (note 3)..................................................................          11
Other accrued expenses...........................................................          17
                                                                                     --------
     Total liabilities...........................................................          73
                                                                                     --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 843,808 outstanding no par value shares of beneficial
  interest (unlimited number of shares authorized)...............................    $ 10,434
                                                                                     ========
NET ASSET VALUE PER SHARE........................................................    $  12.37
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Dividends........................................................................    $     71
Interest.........................................................................          58
                                                                                     --------
            Total income.........................................................         129
                                                                                     --------
EXPENSES:
Investment management fees (note 3)..............................................          71
Transfer agent fees and expenses (note 3)........................................          25
Shareholder service fees (note 3)................................................          23
Accounting fees (note 3).........................................................           3
                                                                                     --------
            Total affiliated expenses............................................         122
                                                                                     --------
Custodian fees...................................................................          10
Professional fees................................................................          23
Reports to shareholders..........................................................          23
Directors' fees..................................................................           8
Registration fees................................................................          14
Other expenses...................................................................           5
Amortization of organizational cost (note 1).....................................          10
                                                                                     --------
            Total non-affiliated expenses........................................          93
                                                                                     --------
            Total expenses.......................................................         215
                                                                                     --------
            Net loss from investment activities..................................         (86)
                                                                                     --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions.....................................         999
Increase in unrealized gain on investments.......................................       1,158
                                                                                     --------
            Net realized gain and increase in unrealized gain on investments.....       2,157
                                                                                     --------
            Net increase in net assets from operations...........................    $  2,071
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                                 1995         1994
                                                                               --------      -------
FROM OPERATIONS:
Net loss from investment activities.........................................   $    (86)     $  (136)
Net realized gain from security transactions................................        999          118
Increase (decrease) in unrealized gain on investments.......................      1,158         (444)
                                                                               --------      -------
  Net increase (decrease) in net assets from operations.....................      2,071         (462)
                                                                               --------      -------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of net realized gains from security transactions ($0 and $.04
  per share, respectively)..................................................          0          (30)
                                                                               --------      -------
     Total distributions to shareholders....................................          0          (30)
                                                                               --------      -------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares...........................................      1,809        5,108
Net asset value of Fund shares issued in connection with reinvestment of
  distributions to shareholders.............................................          0           30
                                                                               --------      -------
                                                                                  1,809        5,138
Cost of Fund shares redeemed................................................     (2,906)      (1,506)
                                                                               --------      -------
  Increase (decrease) in net assets derived from capital share
     transactions...........................................................     (1,097)       3,632
                                                                               --------      -------
  Net increase in net assets................................................        974        3,140
NET ASSETS -- beginning of period...........................................      9,460        6,320
                                                                               --------      -------
NET ASSETS -- end of period (undistributed net investment loss of $113 and
  $113, respectively).......................................................   $ 10,434      $ 9,460
                                                                               ========       ======

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Aggressive Growth Fund (the "Fund") is one of two portfolios of The Cardinal Group (the "Group"), a diversified open-end management investment company established as an Ohio Business Trust on March 23, 1993. The Group currently consists of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund. Before June 24, 1993 the Fund had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's investment adviser. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. In determining the net realized gain or loss on securities sold, the cost of the securities is determined by the first-in, first-out (FIFO) basis. It is the Group's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Deferred Organizational Cost -- Costs incurred with the organization and registration of the Fund have been deferred and are being amortized on a straight-line basis over a 60 month period from the commencement of public offering of its shares. In the event that any of the initial shares of the Fund are redeemed by the Fund's investment adviser or any subsequent holders thereof during the 60 month amortization period, the Fund will reduce the redemption proceeds otherwise payable by any unamortized organizational costs of the Fund in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Distributions to Shareholders -- Distributions and dividends will be recorded on the record date. The Fund intends to declare income dividends quarterly and any capital gain distributions annually.

Federal Income Tax -- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the period ended September 30, 1995 aggregated $6,912,244 and $10,041,187, respectively.

During the period ended September 30, 1995 the Fund realized on a FIFO cost basis a net capital gain of $999,587 for both book and tax purposes.

As of September 30, 1995, for both book and tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $1,268,610 and $257,136, respectively; resulting in a net unrealized gain of $1,011,474.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment adviser for the Fund, CMC, an affiliated company, is allowed an annual fee of 0.75% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the period ended September 30, 1995. CMC also serves the Fund as transfer agent and fund accountant. Under the terms of the Group's Transfer Agency and Fund Accounting Agreement, the transfer agent is entitled to receive fees based on a monthly charge per shareholder account plus out-of-pocket expenses and the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund. For the period ended September 30, 1995 the Fund paid or accrued $25,079 and $3,255 for transfer agent and fund accounting services, respectively.

The Ohio Company ("TOC") serves the Group as distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays TOC a fee not to exceed, on an accrual basis, 0.25% of the average daily net assets of the Fund for payments it makes to banks, broker/dealers, including TOC, and other institutions for providing shareholder services. The Fund paid or accrued shareholder service fees of $22,594 for the period ended September 30, 1995. The Ohio Company reported to the Fund that it had received commissions after discounts to dealers from the sale of shares of the Fund of $54,055 for the period ended September 30, 1995.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $2,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(5) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of no par value shares of capital stock and the capital amounts were as follows:

Paid in capital..................................................................   $ 8,618,852
Accumulated net realized gain on investments.....................................       916,812
Unrealized gain on investments...................................................     1,011,474
Undistributed net investment loss................................................      (112,926)
                                                                                 ---------------
Net assets.......................................................................   $10,434,212
                                                                                 ===============

Transactions in capital stock were as follows:

                                                                                 YEARS ENDED
                                                                                SEPTEMBER 30,
                                                                           ------------------------
                                                                             1995           1994
                                                                           ---------      ---------
Shares sold.............................................................     160,511        499,598
Shares issued in connection with reinvestment of distributions to
  shareholders..........................................................           0          2,836
                                                                           ---------      ---------
                                                                             160,511        502,434
Shares repurchased......................................................    (268,141)      (154,659)
                                                                           ---------      ---------
Net increase (decrease).................................................    (107,630)       347,775
Shares outstanding:
Beginning of period.....................................................     951,438        603,663
                                                                           ---------      ---------
End of period...........................................................     843,808        951,438
                                                                           =========      =========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). The plan calls for the transfer of all assets and liabilities of each of the Old Funds to newly created series of the Group with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Old Funds and the Group. Shareholders of the Old Funds must approve the transaction before any transfer can take place.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                                         PERIOD FROM
                                                                YEARS ENDED            JUNE 24, 1993*
                                                               SEPTEMBER 30,               THROUGH
                                                           ----------------------       SEPTEMBER 30,
                                                             1995          1994             1993
                                                           --------      --------      ---------------
Net Asset Value, beginning..............................   $   9.94      $  10.47          $ 10.00
                                                           --------      --------      ---------------
Income from investment operations:
  Net investment loss...................................      (0.10)        (0.13)           (0.03)
  Net realized and unrealized gain (loss) on
     securities.........................................       2.53         (0.36)            0.50
                                                           --------      --------      ---------------
Total from investment operations........................       2.43         (0.49)            0.47
                                                           --------      --------      ---------------
Less distributions:
  Capital gain distribution.............................          0         (0.04)               0
                                                           --------      --------      ---------------
Total distributions.....................................          0         (0.04)               0
                                                           --------      --------      ---------------
Net Asset Value, ending.................................   $  12.37      $   9.94          $ 10.47
                                                           ========      ========      ===============
Ratios/Supplemental Data:
Total return (aggregate return for period)**............     24.35%        (4.74%)           4.70%
                                                           ========      ========      ===============
Net assets, ending (000)................................   $ 10,434      $  9,460          $ 6,320
                                                           ========      ========      ===============
Ratio of expenses to average net assets**...............      2.24%         2.51%            0.91%
                                                           ========      ========      ===============
Ratio of net investment loss to average net assets**....     (0.92%)       (1.50%)          (0.53%)
                                                           ========      ========      ===============
Portfolio turnover rate.................................     80.35%        95.70%           31.15%
                                                           ========      ========      ===============

 *Commencement of operations

**Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, total return, the ratio of expenses to average net assets, and the ratio of net investment loss to average net assets would have been 24.34%, 2.25%, and (0.93%), respectively.


See accompanying notes to financial statements.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of Cardinal Aggressive Growth Fund (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Aggressive Growth Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

                                    APPENDIX

        Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

        Commercial paper rated F-1 by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-2 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F-1.

        The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

        Corporate Debt Ratings. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and

B is regard as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lease degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

        The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated

B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

        The following summarizes the six highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated BB is below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated B is below investment grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

        To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

        The following summarizes the six highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        The following summarizes IBCA's six highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Obligations rated BB are those for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Obligations rated B are those for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

        The following summarizes Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated B show a higher degree of uncertainty and therefore greater likelihood of default that higher-rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

Definitions of Certain Money Market Instruments

Commercial Paper

        Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

        Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

        Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

        U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include

Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

        Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                             Registration Statement
                                       of
                               THE CARDINAL GROUP
                                       on
                                    Form N-1A


PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:

         (i)               Cardinal Balanced Fund

                           Financial Highlights

         (ii)              Cardinal Aggressive Growth Fund

                           Financial Highlights

         (iii)             The Cardinal Fund

                           Financial Highlights

         (iv)              Cardinal Government Obligations Fund

                           Financial Highlights

         (v)               Cardinal Government Securities Money Market Fund

                           Financial Highlights

         (vi)              Cardinal Tax Exempt Money Market Fund

                           Financial Highlights

                  Included in Part B:

                  (i)      Cardinal Balanced Fund
                           --       Statement of Investments
                                    March 31, 1996 (Unaudited)

                           --       Statement of Assets and Liabilities
                                    March 31, 1996 (Unaudited)

                           -- Statement of Operations for the period ended March 31, 1996 (Unaudited)

                           -- Statement of Changes in Net Assets for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    March 31, 1996 (Unaudited)

                           -- Financial Highlights for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994 and the period from June 24, 1993 (commencement of operations) through September 30, 1993.

                           --       Statement of Investments
                                    September 30, 1995

                           --       Statement of Assets and Liabilities
                                    September 30, 1995

                           -- Statement of Operations for the year ended September 30, 1995

                           -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    September 30, 1995

                           -- Financial Highlights for the years ended September 30, 1995 and 1994 and the period from June 24, 1993 (commencement of operations) through September 30, 1993.

                           --       Independent Auditors' Report dated
                                    November 17, 1995

                  (ii)     Cardinal Aggressive Growth Fund

                           --       Statement of Investments
                                    March 31, 1996 (Unaudited)

                           --       Statement of Assets and Liabilities
                                    March 31, 1996 (Unaudited)

                           -- Statement of Operations for the period ended March 31, 1996 (Unaudited)

                           -- Statement of Changes in Net Assets for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    March 31, 1996 (Unaudited)

                           -- Financial Highlights for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994 and the period from June 24, 1993 (commencement of operations) through September 30, 1993.

                           --       Statement of Investments
                                    September 30, 1995

                           --       Statement of Assets and Liabilities
                                    September 30, 1995

                           -- Statement of Operations for the year ended September 30, 1995

                           -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    September 30, 1995

                           -- Financial Highlights for the years ended September 30, 1995 and 1994 and the period from June 24, 1993 (commencement of operations) through September 30, 1993.

                           --       Independent Auditors' Report dated November
                                    17, 1995

                  (iii)             The Cardinal Fund

                           --       Statement of Investments
                                    March 31, 1996 (Unaudited)

                           --       Statement of Assets and Liabilities
                                    March 31, 1996 (Unaudited)

                           -- Statement of Operations for the period ended March 31, 1996 (Unaudited)

                           -- Statement of Changes in Net Assets for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    March 31, 1996 (Unaudited)

                           -- Financial Highlights for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995, 1994, 1993, 1992 and 1991.
                           --       Statement of Investments
                                    September 30, 1995

                           --       Statement of Assets and Liabilities
                                    September 30, 1995

                           -- Statement of Operations for the year ended September 30, 1995

                           -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    September 30, 1995

                          -- Financial Highlights for the years ended September 30, 1995, 1994, 1993, 1992 and
                                    1991.

                           --       Independent Auditors' Report dated
                                    November 17, 1995

                  (iv)              Cardinal Government Obligations Fund

                           --       Statement of Investments
                                    March 31, 1996 (Unaudited)

                           --       Statement of Assets and Liabilities
                                    March 31, 1996 (Unaudited)

                           -- Statement of Operations for the period ended March 31, 1996 (Unaudited)

                           -- Statement of Changes in Net Assets for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    March 31, 1996 (Unaudited)

                           -- Financial Highlights for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995, 1994, 1993, 1992 and 1991.

                           --       Statement of Investments
                                    September 30, 1995

                           --       Statement of Assets and Liabilities
                                    September 30, 1995

                           -- Statement of Operations for the year ended September 30, 1995

                           -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    September 30, 1995

                          -- Financial Highlights for the years ended September 30, 1995, 1994, 1993, 1992 and
                                    1991.

                           --       Independent Auditors' Report dated
                                    November 17, 1995

                  (v)               Cardinal Government Securities Money Market
                                    Fund

                           --       Statement of Investments
                                    March 31, 1996 (Unaudited)

                           --       Statement of Assets and Liabilities
                                    March 31, 1996 (Unaudited)

                           -- Statement of Operations for the period ended March 31, 1996 (Unaudited)

                           -- Statement of Changes in Net Assets for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    March 31, 1996 (Unaudited)

                           -- Financial Highlights for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995, 1994, 1993, 1992 and 1991.

                           --       Statement of Investments
                                    September 30, 1995

                           --       Statement of Assets and Liabilities
                                    September 30, 1995

                           -- Statement of Operations for the year ended September 30, 1995

                           -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    September 30, 1995

                           -- Financial Highlights for the years ended September 30, 1995, 1994, 1993, 1992 and
                                    1991.

                           --       Independent Auditors' Report dated
                                    November 17, 1995

                  (vi)              Cardinal Tax Exempt Money Market Fund

                           --       Statement of Investments
                                    March 31, 1996 (Unaudited)

                           --       Statement of Assets and Liabilities
                                    March 31, 1996 (Unaudited)

                           -- Statement of Operations for the period ended March 31, 1996 (Unaudited)

                           -- Statement of Changes in Net Assets for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    March 31, 1996 (Unaudited)

                           -- Financial Highlights for the period ended March 31, 1996 (unaudited) and the years ended September 30, 1995, 1994, 1993, 1992 and 1991.

                           --       Statement of Investments
                                    September 30, 1995

                           --       Statement of Assets and Liabilities
                                    September 30, 1995

                           -- Statement of Operations for the year ended September 30, 1995

                           -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                           --       Notes to Financial Statements
                                    September 30, 1995

                           -- Financial Highlights for the years ended September 30, 1995, 1994, 1993, 1992 and
                                    1991.

                           --       Independent Auditors' Report dated
                                    November 17, 1995

                  (vii) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits

                           (1)      (a)     Declaration of Trust, dated as of
                                            March 23, 1993, is incorporated by
                                            reference to Exhibit (1)(a) of Post-
                                            Effective Amendment No. 3 to
                                            Registrant's Registration Statement
                                            on Form N-1A (No. 33-59984) filed on
                                            October 27, 1995.

                                    (b)     Amendment to Declaration of Trust as
                                            adopted October 20, 1995, is
                                            incorporated by reference to Exhibit
                                            (1)(b) of Post-Effective Amendment
                                            No. 3 to Registrant's Registration
                                            Statement on Form N-1A (No.
                                            33-59984) filed on October 27, 1995.

                                    (c)     Amendment to Declaration of Trust as
                                            adopted July 19, 1996, is
                                            incorporated by reference to
                                            Exhibit (1)(c) of Post-Effective
                                            Amendment No. 6 to Registrant's
                                            Registration Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.

                           (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form
                 N-1A (No. 33-59984) filed on October 27, 1995.

                           (3)      None.

                           (4)      None.

                           (5) Investment Advisory and Management Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.
                           (6) (a) Distribution Agreement dated as of June 18, 1993, as proposed to be amended as of October 1, 1996, between Registrant and The Ohio Company is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

                                    (b)     Form of revised Selected Dealer
                                            Agreement is incorporated by
                                            reference to Exhibit (6)(b) of
                                            Post-Effective Amendment No. 6
                                            to Registrant's Registration
                                            Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.
                           (7)      None.

                           (8) Custody Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and The Fifth Third Bank is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26,
                                    1996.

                           (9)      (a)     Transfer Agency and Fund Accounting
                                            Agreement dated as of June 18, 1993,
                                            as amended as of January 10, 1996,
                                            between Registrant and Cardinal
                                            Management Corp. is incorporated by
                                            reference to Exhibit (9) of
                                            Post-Effective Amendment No. 6 to
                                            Registrant's Registration Statement
                                            on Form N-1A (No. 33-59984) filed on
                                            April 26, 1996.

                                    (b)     Proposed Institutional Class
                                            Administrative Services Plan is
                                            incorporated by reference to
                                            Exhibit (9)(b) of Post-Effective
                                            Amendment No. 6 to Registrant's
                                            Registration Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.

                                    (c)     Form of proposed Servicing Agreement
                                            pursuant to Administrative Services
                                            Plan is incorporated by reference
                                            to Exhibit (9)(c) of Post-Effective
                                            Amendment No. 6 to Registrant's
                                            Registration Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.

                           (10) Opinion of Counsel with respect to shares of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund registered pursuant to section 24(e)(1) of the Investment Company Act of 1940 is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on January 19, 1996. Opinion of Counsel with respect to shares of The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund is incorporated by reference to Exhibit
                                    (10) of Post-Effective Amendment No. 3 to
                                    Registrant's Registration Statement on Form
                                    N- 1A (No. 33-59984) filed on October 27,
                                    1995. An Opinion of Counsel with
                                    respect to the Shares of Cardinal Balanced
                                    Fund and Cardinal Aggressive Growth Fund was filed with Registrant's Notice filed on November 21, 1995, pursuant to Rule 24f-2.

                           (11)     Consent of KPMG Peat Marwick LLP.

                           (12)     None.

                           (13) Purchase Agreement dated June 4, 1993, between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit (13) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

                           (14)     None.

                           (15)     (a)     Rule 12b-1 Plan as proposed to be
                                            amended is incorporated by
                                            reference to Exhibit (15)(a) of
                                            Post-Effective Amendment No. 6
                                            to Registrant's Registration
                                            Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.

                                    (b)     Rule 12b-1 Agreement dated June 18,
                                            1993, as proposed to be amended as
                                            of October 1, 1996, between
                                            Registrant and The Ohio Company (a
                                            related agreement under the Rule
                                            12b-1 Plan) is incorporated by
                                            reference to Exhibit (15)(b) of
                                            Post-Effective Amendment No. 6
                                            to Registrant's Registration
                                            Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.

                                    (c)     Proposed form of revised Selected
                                            Dealer Agreement (a related
                                            agreement under the Rule 12b-1
                                            Plan) is incorporated by
                                            reference to Exhibit (15)(c) of
                                            Post-Effective Amendment No. 6
                                            to Registrant's Registration
                                            Statement on Form N-1A
                                            (No. 33-59984) filed on August 2,
                                            1996.
                           (16)     (a)     Computation of Performance
                                            Quotations for Cardinal Balanced
                                            Fund is incorporated by reference to
                                            Exhibit (16)(a) of Post-Effective
                                            Amendment No. 2 to Registrant's

                                            Registration Statement on Form N-1A
                                            (File No. 33-59984) filed on
                                            December 1, 1994.

                                    (b)     Computation of Performance
                                            Quotations for Cardinal Aggressive
                                            Growth Fund is incorporated by
                                            reference to Exhibit (16)(b) of
                                            Post-Effective Amendment No. 2 to
                                            Registrant's Registration Statement
                                            on Form N-1A (File No. 33-59984)
                                            filed on December 1, 1994.

                                    (c)     Computation of Performance
                                            Quotations for The Cardinal Fund is
                                            incorporated by reference to Exhibit
                                            (16)(c) of Post-Effective Amendment
                                            No. 5 to Registrant's Registration
                                            Statement on Form N-1A (No.
                                            33-59984) filed on April 26, 1996.

                                    (d)     Computation of Performance
                                            Quotations for Cardinal Government
                                            Obligations Fund is incorporated by
                                            reference to Exhibit (16)(d) of
                                            Post-Effective Amendment No. 5 to
                                            Registrant's Registration Statement
                                            on Form N-1A (No. 33-59984) filed on
                                            April 26, 1996.

                                    (e)     Computation of Performance
                                            Quotations for Cardinal Government
                                            Securities Money Market Fund is
                                            incorporated by reference to Exhibit
                                            (16)(e) of Post-Effective Amendment
                                            No. 5 to Registrant's Registration
                                            Statement on Form N-1A (No.
                                            33-59984) filed on April 26, 1996.

                                    (f)     Computation of Performance
                                            Quotations for Cardinal Tax Exempt
                                            Money Market Fund is incorporated by
                                            reference to Exhibit (16)(f) of
                                            Post-Effective Amendment No. 5 to
                                            Registrant's Registration Statement
                                            on Form N-1A (No. 33-59984) filed on
                                            April 26, 1996.

                           (18) Rule 18f-3 Plan as adopted July 19, 1996 is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on
                                    Form N-1A (No. 33-59984) filed on
                                    August 2, 1996.

                           (19)     (a)     Consent of Baker & Hostetler.

                                    (b)     Powers of Attorney of H. Keith
                                            Allen, Gordon B. Carson, John B.
                                            Gerlach, Jr., Michael J. Knilans,
                                            James I. Luck, David L. Nelson, C.
                                            A. Peterson, John L. Schlater, Frank
                                            W. Siegel, Joseph H. Stegmayer,
                                            Lawrence H. Rogers II and James M.
                                            Schrack, II are incorporated by
                                            reference to Exhibit (19)(b) of
                                            Post- Effective Amendment No. 3 to
                                            Registrant's Registration Statement
                                            on Form N-1A (No. 33-59984) filed on
                                            October 27, 1995.

                           (27)     Financial Data Schedules.

Item 25.          Persons Controlled Or Under Common Control With
                  Registrant

                  None

Item 26.          Number Of Holders Of Securities

                  The following table sets forth as of July 24, 1996, the number of record holders of each series of shares of Registrant:

                                                                                           Number of
                                    Title of Series                                     Record Holders
                                    ---------------                                     --------------
                            Cardinal Balanced Fund                                            1,154

                            Cardinal Aggressive Growth Fund                                   1,169

                            The Cardinal Fund                                                11,090

                            Cardinal Government Obligations
                                    Fund                                                      5,832

                            Cardinal Government Securities
                                    Money Market Fund                                        52,602

                            Cardinal Tax Exempt Money Market
                                    Fund                                                      3,222

Item 27.          Indemnification

                  Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodian, investment adviser and manager, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section
                  8.1 of the Custody Agreement filed as Exhibit 8 hereto,
                  Section 6 of the Investment Advisory and

                  Management Agreement filed as Exhibit 5 hereto, and Section 10 of the Transfer Agency and Fund Accounting Agreement filed as
                  Exhibit 9(a) hereto. As of the effective date of this Registration Statement, the Group will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  Information with respect to Cardinal Management Corp. and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE FUND(S)?" contained in Prospectuses and "MANAGEMENT OF THE GROUP" contained in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

                  To the knowledge of Registrant, none of the directors or officers of Cardinal Management Corp., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Cardinal Management Corp. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

Officer or Director
of Cardinal                       Name and Address                    Nature of
Management Corp.                  of Business                         Connection
----------------                  ----------------                    ----------
H. Keith Allen                    The Ohio Company                    Chief Operating
                                  155 East Broad Street               Officer, Secretary
                                  Columbus, Ohio  43215               and Director

                                  Ad Management Corp.                 Secretary/Treasurer
                                  155 East Broad Street               and Director
                                  Columbus, Ohio 43215

                                  Cardinal Financial                  Secretary/Treasurer
                                  Management Corp.                    and Director
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Midwest Parking, Inc.               Secretary/Treasurer
                                  155 East Broad Street               and Director
                                  Columbus, Ohio 43215

                                  Insurance Ohio Company              Secretary/Treasurer
                                  Agency                              and Director
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Ohio Equities Inc.                  Secretary/Treasurer
                                  395 East Broad Street               and Director
                                  Columbus, Ohio 43215

Officer or Director
of Cardinal                       Name and Address                    Nature of
Management Corp.                  of Business                         Connection
-------------------               ----------------                    ----------
                                  The Cardinal Fund Inc.              Director and Chairman
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Tax Exempt                 Trustee and Chairman
                                  Money Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                 Trustee and Chairman
                                  Obligations Fund
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                 Trustee and Chairman
                                  Securities Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  The Cardinal Group                  Trustee and Chairman
                                  155 East Broad Street
                                  Columbus, Ohio 43215


Frank W. Siegel                   The Ohio Company                    Senior Vice President
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  The Cardinal Fund Inc.              President and
                                  155 East Broad Street               Director
                                  Columbus, Ohio 43215

                                  Cardinal Tax Exempt                 President and Trustee
                                  Money Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                 President and Trustee
                                  Obligations Fund
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                 President and Trustee
                                  Securities Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  The Cardinal Group                  President and Trustee
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Keystone Group                      Vice President
                                  200 Berkeley Street
                                  Boston, Massachusetts 02116

                                  Trust Advisory Group                Senior Vice President
                                  1 Morningstar Drive North
                                  Westport, Connecticut 06880

Item 29.          Principal Underwriter

                  (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to such companies in its capacity as a broker-dealer in securities.

                  (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:

Name and Principal                 Position and Offices          Positions and Offices
Business Address                   with Underwriter              with Registrant
------------------                 --------------------          ---------------------
John F. Wolfe                      Chairman of the Board,
34 South Third Street              President and Chief Exec.
Columbus, Ohio 43215               Officer and Director

William C. Wolfe                   Director
34 South Third Street
Columbus, Ohio 43215

H. Keith Allen                     Chief Operating Officer,      Chairman and Trustee
155 East Broad Street              Senior Executive Vice
Columbus, Ohio 43215               President, Secretary and
                                   Director

John P. Campbell                   Senior Executive Vice
155 East Broad Street              President and Director
Columbus, Ohio 43215

Daniel A. Fronk                    Senior Executive Vice
155 East Broad Street              President and Director
Columbus, Ohio 43215

Curtis E. Stumpf                   Senior Executive Vice
155 East Broad Street              President, Director and
Columbus, Ohio 43215               General Sales Manager

Name and Principal                 Position and Offices          Positions and Offices
Business Address                   with Underwriter              with Registrant
------------------                 --------------------          ---------------------
Martin H. Vogtsberger              Senior Executive Vice
155 East Broad Street              President and Director
Columbus, Ohio 43215

Thomas A. Brownfield               Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

James A. Francis                   Senior Vice President/
155 East Broad Street              Compliance
Columbus, Ohio 43215

Jerry L. Greene                    Senior Vice President/
155 East Broad Street              Accounting and Treasurer
Columbus, Ohio 43215

Kenneth S. Koralewski              Senior Vice President &
155 East Broad Street              Manager, Municipal
Columbus, Ohio 43215               Syndicate & Trading

Curtis D. Milner                   Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Frank W. Siegel                    Senior Vice President         President and Trustee
155 East Broad Street
Columbus, Ohio 43215

Thomas G. Terry                    Senior Vice President/OTC
155 East Broad Street              Trading
Columbus, Ohio 43215

George E. Tootle, Jr.              Senior Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

G. Douglas Voelz                   Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

John C. Adams                      Vice President/Public
155 East Broad Street              Finance-Negotiated
Columbus, Ohio 43215

William N. Anderson                Vice President/NYSE Floor
155 East Broad Street              Broker
Columbus, Ohio 43215

Gary E. Baird                      Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215


John Bevilacqua                    Vice President/Asset
155 East Broad Street              Management
Columbus, Ohio 43215

Gordon L. Brookhart                Vice President/Personal
155 East Broad Street              Financial Planning
Columbus, Ohio 43215

Name and Principal                 Position and Offices          Positions and Offices
Business Address                   with Underwriter              with Registrant
------------------                 --------------------          ---------------------
James W. Carey                     Vice President/Corporate
155 East Broad Street              Finance
Columbus, Ohio 43215

John R. Carle                      Vice President/Cardinal
155 East Broad Street              Government Obligations Fund
Columbus, Ohio 43215

Robert A. Corea                    Vice President/Corporate
155 East Broad Street              Finance
Columbus, Ohio 43215

William J. Denehy                  Vice President/Corporate Bond
155 East Broad Street              Trading
Columbus, Ohio 43215

Albert W. Erickson, III            Vice President/Public
155 East Broad Street              Finance-Negotiated
Columbus, Ohio 43215

Michael Goodman                    Vice President/Municipal
155 East Broad Street              Trading
Columbus, Ohio 43215

Douglas W. Hindenlang              Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Jon P. Jones                       Vice President/Municipal
155 East Broad Street              Trading
Columbus, Ohio 43215

Mark E. Koprucki                   Vice President/Research
155 East Broad Street
Columbus, Ohio 43215

Matthew E. Lee                     Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Ellwood W. Lewis                   Vice President/Asset
155 East Broad Street              Management
Columbus, Ohio 43215

Barry G. McMahon                   Vice President/Asset
155 East Broad Street              Management
Columbus, Ohio 43215

Name and Principal                 Position and Offices          Positions and Offices
Business Address                   with Underwriter              with Registrant
------------------                 --------------------          ---------------------
John R. Merrell                    Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

Joseph A. Miner                    Vice President/Asset
155 East Broad Street              Management
Columbus, Ohio 43215

Thomas E. Murphy                   Vice President/Corporate
155 East Broad Street              Finance
Columbus, Ohio 43215

C. Thomas Pfister                  Vice President/Public
155 East Broad Street              Finance - Negotiated
Columbus, Ohio 43215

Larry J. Rapp                      Vice President/Manager,
155 East Broad Street              Technical Services
Columbus, Ohio 43215

Kara L. Rider                      Vice President/Municipal
155 East Broad Street              Trading
Columbus, Ohio 43215

James M. Schrack II                Vice President/Trust and      Treasurer
155 East Broad Street              Trust Officer
Columbus, Ohio 43215

Richard H. Stillman                Vice President/Public
155 East Broad Street              Finance-Negotiated
Columbus, Ohio 43215

Mary T.E. Taylor                   Vice President/Trust Officer
155 East Broad Street
Columbus, Ohio 43215

Michael S. Tedesco                 Vice President/Municipal
155 East Broad Street              Trading
Columbus, Ohio 43215

James W. Trapp                     Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

William T. Weldon                  Vice President/Operations
155 East Broad Street
Columbus, Ohio 43215

David C. Will                      Vice President/Asset
155 East Broad Street              Management
Columbus, Ohio 43215

Rodney A. Yeager
155 East Broad Street              Vice President/Tele-
Columbus, Ohio 43215               communications

Mark E. Backes                     Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Name and Principal                 Position and Offices          Positions and Offices
Business Address                   with Underwriter              with Registrant
------------------                 --------------------          ---------------------
David E. Brown                     Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Roger W. Butler                    Assistant Vice President/
155 East Broad Street              Compliance
Columbus, Ohio 43215

Scott E. Decker                    Assistant Vice President/
155 East Broad Street              Trust-Internal Auditor
Columbus, Ohio 43215

Dave G. Duncan                     Assistant Vice President/
155 East Broad Street              Syndicate
Columbus, Ohio 43215

Carolyn A. Garner                  Assistant Vice President
155 East Broad Street
Columbus, Ohio 43215

Charles H. Graves, Sr.             Assistant Vice
155 East Broad Street              President/Sales
Columbus, Ohio 43215

Ronald G. Hall                     Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Helen J. Huntington                Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Kent E. Irwin                      Assistant Vice President/
155 East Broad Street              Mutual Fund Coordinator
Columbus, Ohio 43215

Donna M. Knapp                     Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Lawrence W. Landenberger           Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Name and Principal                 Position and Offices          Positions and Offices
Business Address                   with Underwriter              with Registrant
------------------                 --------------------          ---------------------
Virginia L. McCargish              Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Kevin P. Morrow                    Assistant Vice President/
155 East Broad Street              Research
Columbus, Ohio 43215

Richard D. Oltean                  Assistant Vice President/
155 East Broad Street              Trust - Qualified Plans
Columbus, Ohio 43215

Mark Ostroske                      Assistant Vice President/
155 East Broad Street              Asset Management
Columbus, Ohio 43215

Daniel S. Peters                   Assistant Vice President/
155 East Broad Street              Municipal Trading
Columbus, Ohio 43215

E. Eugene Robinson                 Assistant Vice President/
155 East Broad Street              Research
Columbus, Ohio 43215

Michael C. Roney                   Assistant Vice President/
155 East Broad Street              Asset Management
Columbus, Ohio 43215

David A. Seely, Jr.                Assistant Vice President/
155 East Broad Street              Operations
Columbus, Ohio 43215

Susan H. Shaw                      Assistant Vice President/
155 East Broad Street              National Syndicate
Columbus, Ohio 43215

William J. Terlesky                Assistant Vice President/
155 East Broad Street              Municipal Trading
Columbus, Ohio 43215

Ronald J. Trubisky                 Assistant Vice President/
155 East Broad Street              Corporate Bond Trading
Columbus, Ohio 43215

Douglas J. Walouke                 Assistant Vice President/
155 East Broad Street              Corporate Bond Trading
Columbus, Ohio 43215

Richard J. Wayman                  Assistant Vice President/
155 East Broad Street              Research
Columbus, Ohio 43215

Lori A. Wells                      Assistant Vice President/
155 East Broad Street              Technical Services
Columbus, Ohio 43215

Item 30.       Location of Accounts and Records

               (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (records relating to its functions as investment adviser and manager, Declaration of Trust, By-Laws and Minute Books).

               (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as distributor).

               (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent and fund accountant).

               (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).

Item 31.       Management Services

               None.

Item 32.       Undertakings

               None.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 28th day of October, 1996.


                                            THE CARDINAL GROUP


                                            By /s/ Frank W. Siegel
                                              -------------------------------
                                                  Frank W. Siegel, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                      Title                     Date
        ---------                      -----                     ----

/s/ Frank W. Siegel              President (Principal       October 28, 1996
--------------------------
    Frank W. Siegel              Executive Officer)         October 28, 1996

/s/*H. Keith Allen               Chairman and Trustee       October 28, 1996
--------------------------
    H. Keith Allen

/s/*Gordon B. Carson             Trustee                    October 28, 1996
--------------------------
    Gordon B. Carson

/s/*John B. Gerlach, Jr          Trustee                    October 28, 1996
--------------------------
    John B. Gerlach, Jr

/s/*Michael J. Knilans           Trustee                    October 28, 1996
--------------------------
 Michael J. Knilans

/s/*James I. Luck                Trustee                    October 28, 1996
--------------------------
 James I. Luck

/s/*David L. Nelson              Trustee                    October 28, 1996
--------------------------
 David L. Nelson

/s/*C. A. Peterson               Trustee                    October 28, 1996
--------------------------
    C. A. Peterson

/s/*Lawrence H. Rogers II        Trustee                    October 28, 1996
--------------------------
    Lawrence H. Rogers II

/s/*Joseph H. Stegmayer          Trustee                    October 28, 1996
--------------------------
    Joseph H. Stegmayer



/s/ James M. Schrack II          Treasurer (Principal       October 28, 1996
--------------------------
    James M. Schrack II          Financial and Accounting
                                            Officer)

*By/s/James M. Schrack II                                   October 28, 1996
--------------------------
      James M. Schrack II
         Attorney-In-Fact


                                  EXHIBIT INDEX

Exhibit No.                                  Description                    Page

(1)(a) Declaration of Trust, dated as of March 23, 1993, was filed as Exhibit (1)(a) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

   (b) Amendment to Declaration of Trust as adopted October 20, 1995, was filed as Exhibit (1)(b) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

   (c)                        Amendment to Declaration of Trust as
                              adopted July 19, 1996, was filed as
                              Exhibit (1)(c) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

(2)                           By-Laws were filed as Exhibit (2) of
                              Post-Effective Amendment No. 3 to
                              Registrant's Registration Statement on
                              Form N-1A (No. 33-59984) filed on October
                              27, 1995.

(3)                           None

(4)                           None

(5) Investment Advisory and Management Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and Cardinal Management Corp. was filed as Exhibit (5) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

(6)(a)                        Distribution Agreement dated as of June
                              18, 1993, as proposed to be amended as of October 1, 1996, between Registrant and
                              The Ohio Company was filed as Exhibit (6)(a) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

   (b)                        Form of revised Selected Dealer
                              Agreement was filed as Exhibit (6)(b) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A
                              (No. 33-59984) filed on August 2, 1996.

(7)                           None

Exhibit No.                                  Description                    Page

(8) Custody Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and The Fifth Third Bank was filed as Exhibit (8) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

(9)(a) Transfer Agency and Fund Accounting Agreement dated as of June 18, 1993, as amended as of January 10, 1996, between Registrant and Cardinal Management Corp. was filed as Exhibit (9) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

   (b)                        Proposed Institutional Class
                              Administrative Services Plan was filed as Exhibit (9)(b) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

   (c)                        Form of proposed Servicing Agreement
                              pursuant to Administrative Services Plan was filed as Exhibit (9)(c) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.


(10) Opinion of Counsel with respect to shares of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund registered pursuant to Section 24(e)(1) of the Investment Company Act of 1940 was filed as Exhibit
                              (10) of Post-Effective Amendment No. 4 to
                              Registrant's Registration Statement on
                              Form N-1A (No. 33-59984) filed on
                              January 19, 1996.  Opinion of Counsel
                              with respect to shares of The Cardinal
                              Fund, Cardinal Government Obligations
                              Fund, Cardinal Government Securities
                              Money Market Fund and Cardinal Tax Exempt
                              Money Market Fund was filed as Exhibit
                              (10) of Post-Effective Amendment No. 3 to
                              Registrant's Registration Statement on
                              Form N-1A (No. 33-59984) filed on October
                              27, 1995.  An Opinion of Counsel with
                              respect to the Shares of Cardinal
                              Balanced Fund and Cardinal Aggressive
                              Growth Fund was filed with Registrant's
                              Notice filed on November 21, 1995,
                              pursuant to Rule 24f-2.

(11)                          Consent of KPMG Peat Marwick LLP.

Exhibit No.                                  Description                    Page

(12)                          None

(13) Purchase Agreement dated June 4, 1993, between Registrant and Cardinal Management Corp. was filed as Exhibit (13) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

(14)                          None

(15)(a)                       Rule 12b-1 Plan as proposed to be
                              amended was filed as Exhibit (15)(a) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A
                              (No. 33-59984) filed on August 2, 1996.

    (b) Rule 12b-1 Agreement dated June 18, 1993, as prposed to be amended as of October 1, 1996, between Registrant and The Ohio Company
                              (a related agreement under the
                              Rule 12b-1 Plan) was filed as Exhibit (15)(b) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

    (c) Form of revised Selected Dealer Agreement (a related agreement under the Rule 12b-1
                              Plan) was filed as Exhibit (15)(c) of Post-
                              Effective Amendment No. 6 to Registrant's
                              Registration Statement on Form N-1A
                              (No. 33-59984) filed on August 2, 1996.

(16)(a) Computation of Performance Quotations for Cardinal Balanced Fund was filed as Exhibit (16)(a) to Post-Effective
                              Amendment No. 2 to Registrant's
                              Registration Statement on December 1,
                              1994.

    (b) Computation of Performance Quotations for Cardinal Aggressive Growth Fund was filed as Exhibit (16)(a) to Post-Effective Amendment No. 2 to Registrant's Registration Statement on December 1, 1994.

    (c) Computation of Performance Quotations for The Cardinal Fund was filed as Exhibit
                              (16)(c) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

    (d) Computation of Performance Quotations for Cardinal Government Obligations Fund was filed as Exhibit (16)(d) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

Exhibit No.                                  Description                    Page

    (e) Computation of Performance Quotations for Cardinal Government Securities Money Market Fund was filed as Exhibit (16)(e) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.

    (f) Computation of Performance Quotations for Cardinal Tax Exempt Money Market Fund was filed as Exhibit (16)(f) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on April 26, 1996.


(18) Rule 18f-3 Plan as adopted July 19, 1996, was filed as Exhibit (18) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on August 2, 1996.

(19)(a)                       Consent of Baker & Hostetler.

    (b) Powers of Attorney of H. Keith Allen, Gordon B. Carson, John B. Gerlach, Jr., Michael J. Knilans, James I. Luck,
                              David L. Nelson, C. A. Peterson, John L.
                              Schlater, Frank W. Siegel, Joseph H.
                              Stegmayer, Lawrence H. Rogers II and
                              James M. Schrack, II were filed as
                              Exhibit (19)(b) of Post-Effective
                              Amendment No. 3 to Registrant's
                              Registration Statement on Form N-1A (No.
                              33-59984) filed on October 27, 1995.

(27)                          Financial Data Schedules.

Filed with the Securities and Exchange Commission
October 28, 1996


                                              1933 Act Registration No. 33-59984
                                                      1940 Act File No. 811-7588


                                   EXHIBITS TO


                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/


                           Pre-Effective Amendment No.                     / /


                        Post-Effective Amendment No. 8                     /X/


                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                          /X/


                                Amendment No. 9                            /X/


                               The Cardinal Group
               (Exact Name of Registrant as Specified in Charter)


                              155 East Broad Street
                              Columbus, Ohio 43215
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (614) 464-5511